September 30, 2025
2025 Quarterly Report (Unaudited)

U.S. Total Bond Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	$1,000	$ 1,043,487
Series 2024-3, Class A, 4.65%, 07/15/29	500	506,998
Series 2025-3, Class A, 4.51%, 04/15/32	100	101,961
Series 2025-4, Class A, 4.30%, 07/15/30	250	252,683
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	500	506,135
Capital One Multi-Asset Execution Trust, Series 2025- A1, Class A, 3.82%, 09/16/30	500	499,739
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3, 4.62%, 07/16/29	500	503,988
CarMax Auto Owner Trust
Series 2023-4, Class A3, 6.00%, 07/17/28	1,808	1,832,477
Series 2025-3, Class A4, 4.47%, 01/15/31	400	405,470
Chase Issuance Trust4.16%, 07/15/30	500	503,218
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	100	110,378
Exeter Automobile Receivables Trust, Series 2024- 1A, Class B, 5.29%, 08/15/28	634	635,922
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	500	509,573
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A4, 5.09%, 11/16/29	510	520,533
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3, 4.57%, 03/21/29	500	503,969
Hyundai Auto Receivables Trust, Series 2025-C, Class A3, 3.88%, 04/15/30	250	249,716
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	500	506,658
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/30	800	811,624
Series 2024-1, Class B, 5.23%, 12/15/28	210	211,183
Synchrony Card Funding LLC, Series 2025-A2, Class A, 4.49%, 05/15/31	300	303,596
Toyota Auto Receivables Owner Trust
Series 2023-A, Class A4, 4.42%, 08/15/28	250	251,425
Series 2025-C, Class A3, 4.11%, 03/15/30	660	663,295
Series 2025-C, Class A4, 4.19%, 01/15/31	750	753,756
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	1,014,491
Series 2024-A2, Class A, 4.29%, 10/15/29	600	604,957
World Omni Auto Receivables Trust, Series 2025-B, Class A3, 4.34%, 09/16/30	500	504,356
Total Asset-Backed Securities — 0.4% (Cost: $14,226,066)		14,311,588
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	171	171,775
5.38%, 06/15/33	28	28,576
3.38%, 03/01/41	71	53,211
Omnicom Group, Inc.
2.45%, 04/30/30	121	111,113
2.60%, 08/01/31	68	61,301
5.30%, 11/01/34	50	51,301
		477,277
Aerospace & Defense — 0.5%
Boeing Co.
2.70%, 02/01/27	80	78,370
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
2.80%, 03/01/27	$171	$ 167,546
5.04%, 05/01/27	341	344,653
6.26%, 05/01/27	125	128,615
3.25%, 03/01/28	300	292,874
3.20%, 03/01/29	341	329,037
6.30%, 05/01/29	95	100,818
2.95%, 02/01/30	100	94,149
5.15%, 05/01/30	800	820,925
3.63%, 02/01/31	200	191,559
6.39%, 05/01/31	240	261,388
6.13%, 02/15/33	74	79,612
3.60%, 05/01/34	200	180,903
6.53%, 05/01/34	140	154,765
3.25%, 02/01/35	275	238,658
3.55%, 03/01/38	50	41,325
3.50%, 03/01/39	50	40,478
5.71%, 05/01/40	341	347,950
3.38%, 06/15/46	87	61,980
3.85%, 11/01/48	71	52,858
3.90%, 05/01/49	130	97,959
3.75%, 02/01/50	193	142,592
5.81%, 05/01/50	650	649,391
6.86%, 05/01/54	245	279,472
3.95%, 08/01/59	100	71,846
5.93%, 05/01/60	427	426,571
7.01%, 05/01/64	130	150,495
Embraer Netherlands Finance BV
5.98%, 02/11/35	70	73,824
01/09/38(a)	125	124,297
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	293,711
General Dynamics Corp.
3.50%, 04/01/27	75	74,670
3.75%, 05/15/28	87	86,806
3.63%, 04/01/30	150	147,173
2.25%, 06/01/31(b)	61	55,102
4.95%, 08/15/35	200	203,735
4.25%, 04/01/40	171	156,336
2.85%, 06/01/41	83	62,201
4.25%, 04/01/50	87	74,748
General Electric Co.
4.30%, 07/29/30	110	110,653
6.75%, 03/15/32	200	227,531
4.90%, 01/29/36(b)	100	101,393
5.88%, 01/14/38	100	108,726
4.50%, 03/11/44	100	91,462
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	96,484
5.95%, 02/01/37(b)	100	108,296
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	271	254,524
5.35%, 01/15/30	50	51,527
4.20%, 05/01/30	75	73,958
5.75%, 01/15/35(b)	50	52,450
L3Harris Technologies, Inc.
5.40%, 01/15/27	200	203,281
4.40%, 06/15/28	458	460,981
5.05%, 06/01/29	50	51,405
2.90%, 12/15/29	121	114,770
1.80%, 01/15/31	158	139,092
5.25%, 06/01/31	45	46,845

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
5.40%, 07/31/33	$205	$ 213,679
5.35%, 06/01/34	135	139,898
5.60%, 07/31/53	100	100,489
5.50%, 08/15/54	70	69,576
Lockheed Martin Corp.
5.10%, 11/15/27	35	35,871
4.45%, 05/15/28	75	75,841
4.15%, 08/15/28	50	50,312
4.50%, 02/15/29	45	45,656
1.85%, 06/15/30	300	270,719
4.40%, 08/15/30	70	70,547
4.70%, 12/15/31	30	30,691
3.90%, 06/15/32	58	56,688
5.25%, 01/15/33	50	52,580
4.75%, 02/15/34	100	100,923
4.80%, 08/15/34	50	50,553
3.60%, 03/01/35	65	59,943
5.00%, 08/15/35	75	76,190
4.50%, 05/15/36	141	137,990
4.07%, 12/15/42	189	163,144
3.80%, 03/01/45	125	102,084
4.70%, 05/15/46	130	119,340
2.80%, 06/15/50	100	64,812
4.09%, 09/15/52	187	150,906
4.15%, 06/15/53	140	113,764
5.70%, 11/15/54(b)	110	113,489
5.20%, 02/15/55(b)	140	134,739
4.30%, 06/15/62	140	113,242
5.90%, 11/15/63	40	42,367
5.20%, 02/15/64	100	94,365
Northrop Grumman Corp.
3.25%, 01/15/28	341	335,355
4.60%, 02/01/29	50	50,793
4.40%, 05/01/30	171	172,416
4.65%, 07/15/30	75	76,283
4.70%, 03/15/33	100	100,697
4.90%, 06/01/34	125	126,798
5.25%, 07/15/35(b)	40	41,405
5.15%, 05/01/40	50	49,811
4.75%, 06/01/43	151	139,776
3.85%, 04/15/45	50	40,661
4.03%, 10/15/47	257	209,401
5.25%, 05/01/50(b)	150	144,445
4.95%, 03/15/53	125	114,735
5.20%, 06/01/54(b)	150	142,819
RTX Corp.
2.65%, 11/01/26	300	295,346
5.75%, 11/08/26	100	101,650
3.50%, 03/15/27	171	169,621
3.13%, 05/04/27	171	168,536
4.13%, 11/16/28	411	410,683
5.75%, 01/15/29	85	89,083
2.25%, 07/01/30	246	225,306
6.00%, 03/15/31	120	129,526
1.90%, 09/01/31	171	148,783
2.38%, 03/15/32	200	176,708
5.15%, 02/27/33	125	129,468
6.10%, 03/15/34	120	131,399
4.45%, 11/16/38	87	81,872
4.88%, 10/15/40	87	83,803
4.70%, 12/15/41	74	69,199
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp. (continued)
4.50%, 06/01/42	$400	$ 361,716
4.15%, 05/15/45	87	73,380
3.75%, 11/01/46	130	101,796
4.35%, 04/15/47	171	146,443
4.05%, 05/04/47	87	70,890
4.63%, 11/16/48	214	189,141
3.13%, 07/01/50	127	86,363
2.82%, 09/01/51	87	55,131
3.03%, 03/15/52	100	65,923
5.38%, 02/27/53(b)	245	239,450
6.40%, 03/15/54	155	173,416
		18,043,195
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29	200	201,872
3.25%, 03/01/32(b)	102	93,818
5.15%, 09/13/34	200	198,833
4.40%, 10/01/46	87	69,525
3.10%, 12/01/51	171	108,541
4.15%, 05/01/52	137	103,616
BorgWarner, Inc.
2.65%, 07/01/27(b)	156	151,986
4.95%, 08/15/29	50	51,050
5.40%, 08/15/34(b)	50	51,584
4.38%, 03/15/45	75	63,491
Lear Corp.
3.50%, 05/30/30	75	71,719
2.60%, 01/15/32	71	62,383
5.25%, 05/15/49(b)	87	78,435
3.55%, 01/15/52(b)	74	50,213
Magna International, Inc.(b)
5.05%, 03/14/29	225	230,417
2.45%, 06/15/30	60	55,242
5.50%, 03/21/33	20	20,773
		1,663,498
Automobiles — 0.5%
American Honda Finance Corp.
4.40%, 10/05/26	50	50,145
2.35%, 01/08/27	87	85,102
4.90%, 03/12/27	50	50,575
4.55%, 07/09/27	25	25,203
4.90%, 07/09/27	250	253,532
4.45%, 10/22/27	50	50,430
4.70%, 01/12/28	220	222,725
4.55%, 03/03/28	50	50,454
2.00%, 03/24/28	93	88,411
5.13%, 07/07/28(b)	300	307,629
4.25%, 09/01/28	75	75,190
5.65%, 11/15/28	50	52,130
2.25%, 01/12/29	87	81,826
4.90%, 03/13/29	50	51,048
4.40%, 09/05/29(b)	150	150,787
4.80%, 03/05/30	50	50,854
4.60%, 04/17/30	60	60,503
4.50%, 09/04/30	75	75,106
5.85%, 10/04/30	50	53,157
1.80%, 01/13/31	50	43,657
5.05%, 07/10/31	50	51,327
4.85%, 10/23/31	50	50,761
5.15%, 07/09/32	75	76,846
4.90%, 01/10/34(b)	85	85,632
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
5.20%, 03/05/35(b)	$50	$ 50,795
AutoNation, Inc.
1.95%, 08/01/28	74	69,410
4.75%, 06/01/30	75	75,412
2.40%, 08/01/31	78	68,106
3.85%, 03/01/32	80	74,953
Cummins, Inc.
4.25%, 05/09/28	25	25,188
1.50%, 09/01/30	100	88,478
4.70%, 02/15/31	50	50,905
5.30%, 05/09/35	50	51,620
4.88%, 10/01/43	300	289,283
2.60%, 09/01/50(b)	87	53,669
5.45%, 02/20/54	100	99,688
Ford Motor Co.
4.35%, 12/08/26	150	149,355
9.63%, 04/22/30	50	58,257
7.45%, 07/16/31(b)	100	110,606
3.25%, 02/12/32	300	262,492
6.10%, 08/19/32	200	204,874
4.75%, 01/15/43	200	159,463
7.40%, 11/01/46	50	54,164
5.29%, 12/08/46	200	168,505
Ford Motor Credit Co. LLC
5.13%, 11/05/26	200	200,663
5.80%, 03/05/27	200	202,023
5.85%, 05/17/27	200	202,472
4.95%, 05/28/27	200	199,654
4.13%, 08/17/27	200	196,730
7.35%, 11/04/27	400	417,196
6.80%, 05/12/28	200	207,716
6.80%, 11/07/28	200	208,811
5.80%, 03/08/29	200	202,958
5.11%, 05/03/29	200	198,517
5.30%, 09/06/29	200	199,502
5.88%, 11/07/29	200	203,483
7.35%, 03/06/30	200	214,080
4.00%, 11/13/30	200	186,562
3.63%, 06/17/31	200	181,901
6.05%, 11/05/31	200	204,415
7.12%, 11/07/33	200	213,775
6.13%, 03/08/34	200	200,995
6.50%, 02/07/35(b)	200	205,471
General Motors Co.
4.20%, 10/01/27	171	170,894
6.80%, 10/01/27(b)	104	108,497
5.40%, 10/15/29	65	67,136
5.63%, 04/15/30	50	51,836
5.60%, 10/15/32(b)	100	103,853
5.00%, 04/01/35	130	126,635
6.25%, 04/15/35	120	126,206
6.60%, 04/01/36	187	201,836
5.15%, 04/01/38	287	274,591
6.25%, 10/02/43	150	152,540
5.20%, 04/01/45	171	154,043
6.75%, 04/01/46	83	88,886
5.40%, 04/01/48	75	68,387
5.95%, 04/01/49(b)	112	109,192
General Motors Financial Co., Inc.
4.35%, 01/17/27	87	87,099
2.35%, 02/26/27	171	166,573
5.00%, 04/09/27	200	201,833
Security	Par (000)	Value
Automobiles (continued)
General Motors Financial Co., Inc. (continued)
5.40%, 05/08/27	$250	$ 254,238
5.00%, 07/15/27	50	50,605
5.35%, 07/15/27	60	61,086
2.70%, 08/20/27	171	166,218
3.85%, 01/05/28	150	148,615
6.00%, 01/09/28(b)	50	51,788
5.05%, 04/04/28	100	101,608
2.40%, 04/10/28	89	84,911
5.80%, 06/23/28	55	56,995
2.40%, 10/15/28	168	158,972
5.80%, 01/07/29	75	77,944
5.65%, 01/17/29(b)	87	89,972
4.30%, 04/06/29(b)	300	297,792
5.55%, 07/15/29	145	149,729
4.90%, 10/06/29	50	50,578
5.35%, 01/07/30	50	51,216
5.85%, 04/06/30	45	47,065
3.60%, 06/21/30	90	85,742
5.45%, 07/15/30	50	51,509
2.35%, 01/08/31	110	97,455
2.70%, 06/10/31	122	109,069
5.60%, 06/18/31	30	31,047
3.10%, 01/12/32	75	67,570
5.63%, 04/04/32(b)	40	41,284
6.40%, 01/09/33	75	80,426
6.10%, 01/07/34	175	183,977
5.95%, 04/04/34	100	103,855
5.45%, 09/06/34	200	201,190
5.90%, 01/07/35(b)	150	154,761
6.15%, 07/15/35	50	52,290
Honda Motor Co. Ltd.
4.44%, 07/08/28	100	100,573
4.69%, 07/08/30	175	176,543
2.97%, 03/10/32	133	121,187
5.34%, 07/08/35(b)	95	96,797
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	123,917
PACCAR Financial Corp.
5.20%, 11/09/26	25	25,344
2.00%, 02/04/27	75	73,087
5.00%, 05/13/27	50	50,890
4.25%, 06/23/27	50	50,335
4.45%, 08/06/27	50	50,574
4.60%, 01/10/28(b)	100	101,483
4.55%, 03/03/28	50	50,695
4.00%, 08/08/28	25	25,066
4.60%, 01/31/29	50	50,929
4.00%, 09/26/29	25	24,985
4.55%, 05/08/30(b)	50	50,898
5.00%, 03/22/34	25	25,743
Series R, 4.50%, 11/25/26	40	40,310
Toyota Motor Corp.
4.19%, 06/30/27	50	50,295
5.12%, 07/13/28	250	257,539
2.76%, 07/02/29(b)	65	62,145
4.45%, 06/30/30	25	25,261
2.36%, 03/25/31(b)	87	79,069
5.12%, 07/13/33	45	46,946
5.05%, 06/30/35	25	25,596
Toyota Motor Credit Corp.
5.40%, 11/20/26	50	50,794
4.60%, 01/08/27	50	50,438

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
1.90%, 01/13/27	$171	$ 166,751
3.05%, 03/22/27	171	168,887
4.50%, 05/14/27	100	100,903
1.15%, 08/13/27	200	190,348
4.55%, 09/20/27	100	101,153
4.35%, 10/08/27	75	75,636
4.63%, 01/12/28	40	40,577
1.90%, 04/06/28	189	179,878
5.25%, 09/11/28	225	232,810
4.65%, 01/05/29	50	50,917
3.65%, 01/08/29	171	169,038
5.05%, 05/16/29	50	51,595
4.45%, 06/29/29	100	101,229
4.55%, 08/09/29	300	304,585
4.95%, 01/09/30	50	51,505
2.15%, 02/13/30	87	80,155
3.38%, 04/01/30	300	290,510
4.80%, 05/15/30	95	97,295
4.55%, 05/17/30	80	81,267
5.10%, 03/21/31	250	259,323
1.90%, 09/12/31	121	105,607
4.60%, 10/10/31	75	76,013
4.70%, 01/12/33	45	45,609
4.80%, 01/05/34	100	101,768
5.35%, 01/09/35	50	52,287
Series B, 5.00%, 03/19/27	150	152,353
		18,990,159
Banks — 2.2%
African Development Bank
4.63%, 01/04/27	1,000	1,009,982
4.38%, 03/14/28	600	609,572
Asian Development Bank
3.75%, 04/25/28	1,000	1,001,744
4.50%, 08/25/28	300	306,758
4.00%, 01/12/33	400	399,546
3.88%, 06/14/33	200	197,742
4.13%, 01/12/34	500	501,039
Australia & New Zealand Banking Group Ltd./New York, Series A, 4.36%, 06/18/28	250	252,674
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(c)	200	232,431
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	250	271,262
Bank of Montreal
5.27%, 12/11/26	40	40,532
2.65%, 03/08/27	133	130,531
5.37%, 06/04/27	75	76,648
5.20%, 02/01/28	150	153,666
5.72%, 09/25/28	100	104,460
5.51%, 06/04/31	75	78,997
(1-day SOFR + 1.25%), 4.64%, 09/10/30(c)	50	50,684
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	65	66,266
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(c)	100	99,858
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(c)	100	99,505
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	214,525
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	85,459
Series H, 4.70%, 09/14/27	200	202,449
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(c)	250	254,107
Canadian Imperial Bank of Commerce
5.93%, 10/02/26	50	50,939
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
3.45%, 04/07/27	$150	$ 148,845
5.24%, 06/28/27	75	76,495
5.00%, 04/28/28	60	61,376
5.99%, 10/03/28	50	52,509
5.26%, 04/08/29	75	77,633
3.60%, 04/07/32	150	142,490
6.09%, 10/03/33	250	272,036
(1-day SOFR + 0.72%), 4.86%, 01/13/28(c)	75	75,624
(1-day SOFR + 1.03%), 4.86%, 03/30/29(c)	225	228,490
(1-day SOFR + 1.11%), 5.25%, 01/13/31(c)	50	51,630
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	50	50,571
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(b)(c)	25	25,043
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(c)	100	100,329
Citibank N.A.
5.80%, 09/29/28(b)	250	262,226
4.84%, 08/06/29	250	256,041
Class BN, 4.58%, 05/29/27	250	252,212
Class BN, 4.91%, 05/29/30	250	256,858
Series BKNT, 5.49%, 12/04/26	250	253,960
Series BKNT, 5.57%, 04/30/34	250	264,948
Citizens Financial Group, Inc.
2.50%, 02/06/30	61	55,974
3.25%, 04/30/30	100	94,673
2.64%, 09/30/32	150	128,154
(1-day SOFR + 1.26%), 5.25%, 03/05/31(c)	50	51,244
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	75	78,310
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	200	208,457
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	61	61,565
Comerica, Inc., 4.00%, 02/01/29(b)	171	168,843
Cooperatieve Rabobank UA
5.75%, 12/01/43	250	255,043
Series BKNT, 5.25%, 05/24/41	176	177,120
Corp. Andina de Fomento, 5.00%, 01/24/29	300	307,206
European Bank for Reconstruction & Development, 4.38%, 03/09/28	400	406,279
European Investment Bank
3.88%, 03/15/28	1,000	1,005,007
4.50%, 10/16/28	150	153,571
4.00%, 02/15/29	600	605,900
3.63%, 07/15/30	1,000	993,406
3.75%, 02/14/33	1,000	984,388
Fifth Third Bancorp
2.55%, 05/05/27	146	142,558
3.95%, 03/14/28	200	199,278
8.25%, 03/01/38	75	92,793
(1-day SOFR + 0.69%), 1.71%, 11/01/27(c)	171	166,187
(1-day SOFR + 1.36%), 4.06%, 04/25/28(b)(c)	111	110,608
(1-day SOFR + 1.49%), 4.90%, 09/06/30(c)	100	101,618
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)(c)	61	59,451
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	200	209,670
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	100	101,124
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	100	104,274
Fifth Third Bank N.A., (1-day SOFR + 0.81%), 4.97%, 01/28/28(c)	250	252,524
First Citizens BancShares, Inc.(c)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	50	50,740
(5-year CMT + 1.97%), 6.25%, 03/12/40(b)	25	25,327
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,816
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(c)	$50	$ 50,772
Huntington Bancshares, Inc.
2.55%, 02/04/30	200	185,179
(1-day SOFR + 1.28%), 5.27%, 01/15/31(b)(c)	50	51,533
(1-day SOFR + 1.97%), 4.44%, 08/04/28(c)	260	261,135
(1-day SOFR + 2.05%), 5.02%, 05/17/33(c)	73	73,496
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(c)	100	104,227
Huntington National Bank
5.65%, 01/10/30	250	261,519
(1-day SOFR + 0.72%), 4.87%, 04/12/28(c)	250	252,659
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	280	281,706
ING Groep NV
3.95%, 03/29/27	250	248,950
4.05%, 04/09/29	200	198,492
(1-day SOFR + 1.32%), 2.73%, 04/01/32(c)	200	182,983
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	200	206,381
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)(c)	200	207,771
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	211	210,371
(1-day SOFR + 2.07%), 4.25%, 03/28/33(c)	200	195,804
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	200	216,328
Inter-American Development Bank
4.00%, 01/12/28	500	503,417
3.50%, 04/12/33(b)	1,000	962,489
4.50%, 09/13/33	300	308,525
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,000	995,191
4.63%, 08/01/28	750	768,983
3.88%, 02/14/30	1,000	1,004,491
4.00%, 01/10/31(b)	750	755,630
4.75%, 11/14/33	200	209,068
International Finance Corp., 4.50%, 07/13/28	500	510,668
JPMorgan Chase & Co., (1-day SOFR + 1.64%), 5.58%, 07/23/36(c)	485	502,791
JPMorgan Chase Bank N.A., Class BN, 5.11%, 12/08/26	250	253,146
KeyBank NA/Cleveland OH
5.00%, 01/26/33	250	251,611
Series BKNT, 5.85%, 11/15/27	250	257,921
KeyCorp
2.25%, 04/06/27	87	84,520
4.10%, 04/30/28	100	99,859
2.55%, 10/01/29	87	81,521
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)(c)	105	104,645
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(b)(c)	150	162,780
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/27	700	692,285
4.00%, 06/28/27	400	402,208
3.50%, 08/27/27	400	398,787
3.75%, 02/15/28	400	400,816
3.88%, 06/15/28	700	704,043
4.00%, 03/15/29(b)	600	606,068
1.75%, 09/14/29	257	238,694
4.63%, 03/18/30	315	326,420
3.75%, 07/15/30	550	549,584
4.13%, 07/15/33(b)	1,400	1,406,494
4.38%, 02/28/34	500	510,208
Series GLOB, 3.88%, 05/15/28(b)	500	502,808
Landwirtschaftliche Rentenbank
4.13%, 05/28/30	200	203,165
Security	Par (000)	Value
Banks (continued)
Landwirtschaftliche Rentenbank (continued)
0.88%, 09/03/30	$341	$ 296,892
Series 44, 3.88%, 06/14/28	200	201,031
M&T Bank Corp.(c)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	100	101,238
(1-day SOFR + 1.40%), 5.18%, 07/08/31	45	46,085
(1-day SOFR + 1.61%), 5.39%, 01/16/36	120	121,656
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	200,511
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	100,623
(5-year CMT + 1.43%), 5.40%, 07/30/35	75	75,570
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	250	253,343
Morgan Stanley Bank N.A.
Class BN, (1-day SOFR + 0.68%), 4.45%, 10/15/27(c)	250	250,598
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29(c)	250	254,479
Series BKNT, 5.88%, 10/30/26	250	254,887
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(c)	250	255,510
Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(c)	250	253,696
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(c)	250	252,464
Morgan Stanley Private Bank NA(c)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	250	251,402
(1-day SOFR + 1.08%), 4.73%, 07/18/31	500	507,467
National Australia Bank Ltd.
4.90%, 06/13/28	550	563,336
4.79%, 01/10/29	250	255,275
National Bank of Canada
5.60%, 12/18/28	250	260,793
4.50%, 10/10/29	250	252,192
Oesterreichische Kontrollbank AG
4.25%, 03/01/28(b)	500	506,240
4.00%, 05/28/28	200	201,511
3.75%, 09/05/29	300	299,807
4.50%, 01/24/30(b)	85	87,368
PNC Bank N.A., Series BKNT, 4.05%, 07/26/28	300	299,245
PNC Financial Services Group, Inc.
3.15%, 05/19/27	25	24,672
3.45%, 04/23/29	341	333,870
2.55%, 01/22/30	271	253,282
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	171	152,576
(1-day SOFR + 1.07%), 5.22%, 01/29/31(c)	115	118,821
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	125	130,101
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	100	101,376
(1-day SOFR + 1.33%), 4.90%, 05/13/31(c)	100	102,119
(1-day SOFR + 1.34%), 5.30%, 01/21/28(c)	85	86,260
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	205	213,897
(1-day SOFR + 1.42%), 5.37%, 07/21/36(c)	140	144,070
(1-day SOFR + 1.60%), 5.40%, 07/23/35(c)	360	372,650
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	138,456
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	774	802,044
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	200	210,907
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	205	209,174
(1-day SOFR + 1.95%), 5.94%, 08/18/34(c)	100	107,264
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	295	334,221
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(c)	100	102,445
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	150	148,860
Regions Financial Corp.
1.80%, 08/12/28	341	319,609
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	50	52,111

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp. (continued)
(1-day SOFR + 2.06%), 5.50%, 09/06/35(c)	$100	$ 102,807
Royal Bank of Canada
1.40%, 11/02/26	76	73,965
4.88%, 01/19/27	50	50,577
2.05%, 01/21/27	87	84,923
3.63%, 05/04/27	279	277,808
4.24%, 08/03/27	220	221,268
6.00%, 11/01/27	100	103,976
4.90%, 01/12/28	100	102,040
5.20%, 08/01/28	175	180,465
4.95%, 02/01/29	550	565,225
2.30%, 11/03/31	200	178,874
3.88%, 05/04/32	129	125,168
5.00%, 02/01/33	100	103,280
5.00%, 05/02/33	80	82,361
5.15%, 02/01/34(b)	130	135,435
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	150	152,574
(1-day SOFR + 0.89%), 4.50%, 08/06/29(c)	275	277,139
(1-day SOFR + 1.03%), 5.15%, 02/04/31(c)	150	154,536
(1-day SOFR + 1.06%), 4.70%, 08/06/31(c)	100	101,309
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	125	127,908
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(c)	65	65,221
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(c)	175	176,695
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	115	115,951
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	250	252,868
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(c)	125	127,998
Santander Holdings USA, Inc.
3.24%, 10/05/26	341	337,639
4.40%, 07/13/27	150	150,411
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)(c)	190	185,395
(1-day SOFR + 1.61%), 5.47%, 03/20/29(c)	75	76,429
(1-day SOFR + 1.88%), 5.74%, 03/20/31(c)	75	77,428
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	100	101,976
(1-day SOFR + 2.14%), 6.34%, 05/31/35(b)(c)	85	90,590
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	70	73,035
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	40	41,665
(1-day SOFR + 2.70%), 6.57%, 06/12/29(c)	28	29,349
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	50	56,003
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	200	195,343
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	209,324
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	200	198,136
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	200	197,978
Synchrony Bank, 5.63%, 08/23/27	250	255,268
Toronto-Dominion Bank
5.26%, 12/11/26	35	35,478
4.57%, 12/17/26	75	75,401
1.95%, 01/12/27	87	84,875
2.80%, 03/10/27	158	155,376
4.98%, 04/05/27	100	101,421
4.11%, 06/08/27	175	175,256
4.69%, 09/15/27	200	202,584
5.16%, 01/10/28	300	307,133
4.86%, 01/31/28	125	127,185
4.57%, 06/02/28	75	75,977
5.52%, 07/17/28	175	181,642
4.99%, 04/05/29	100	102,688
4.78%, 12/17/29	75	76,664
4.81%, 06/03/30	75	76,638
2.00%, 09/10/31	189	167,908
2.45%, 01/12/32	87	77,310
5.30%, 01/30/32	75	78,329
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (continued)
3.20%, 03/10/32	$213	$ 197,776
4.46%, 06/08/32	205	204,844
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	120	121,462
Truist Bank
Series BKNT, 3.80%, 10/30/26	250	249,248
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(c)	250	251,067
Truist Financial Corp.
1.13%, 08/03/27	155	147,017
1.95%, 06/05/30	141	127,019
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	171	161,148
(1-day SOFR + 1.31%), 5.07%, 05/20/31(c)	125	128,162
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	115	115,058
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	280	284,213
(1-day SOFR + 1.57%), 5.15%, 08/05/32(b)(c)	100	102,916
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	185	191,420
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	130	132,080
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	235	246,602
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	100	99,678
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	100	107,741
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	245	259,584
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	330	357,423
U.S. Bancorp
3.90%, 04/26/28	341	340,409
3.00%, 07/30/29	200	191,395
1.38%, 07/22/30	141	123,682
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	87	84,758
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	87	77,836
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	75	76,922
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	150	151,659
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	135	138,884
(1-day SOFR + 1.30%), 5.08%, 05/15/31(c)	150	154,249
(1-day SOFR + 1.41%), 5.42%, 02/12/36(b)(c)	120	124,253
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	200	206,784
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	650	652,846
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	260	261,969
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	50	52,645
(1-day SOFR + 1.88%), 6.79%, 10/26/27(c)	50	51,340
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	57,240
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)(c)	200	213,262
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	225	225,880
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	150	159,838
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	121	104,314
Series X, 3.15%, 04/27/27	200	197,478
Wachovia Corp., 5.50%, 08/01/35	100	103,057
Wells Fargo & Co.
3.00%, 10/23/26(b)	400	395,934
4.30%, 07/22/27	257	257,905
4.15%, 01/24/29	371	370,841
5.38%, 11/02/43	255	249,148
5.61%, 01/15/44	214	214,229
4.65%, 11/04/44	230	203,621
3.90%, 05/01/45	197	161,434
4.90%, 11/17/45	257	234,032
4.40%, 06/14/46	244	206,366
4.75%, 12/07/46	235	208,544
5.95%, 12/01/86	50	51,759
(1-day SOFR + 0.88%), 4.08%, 09/15/29(c)	325	323,986
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	240	245,576
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	330	341,421
(1-day SOFR + 1.34%), 4.89%, 09/15/36(b)(c)	325	324,350
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	300	305,712
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	$350	$ 357,610
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	425	437,707
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	450	464,085
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	487	453,336
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	563	557,975
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	530	549,267
(1-day SOFR + 1.74%), 5.61%, 04/23/36(c)	375	393,544
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)	390	406,805
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	185	195,945
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	210	212,479
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	490	514,697
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	465	483,163
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	415	461,103
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	355	345,097
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	500	507,964
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	389	341,746
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	441	342,343
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	407	378,237
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	441	417,540
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	457	452,876
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	341	342,866
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	683	637,823
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(c)	230	232,115
Wells Fargo Bank N.A.
5.25%, 12/11/26	250	253,592
Series BKNT, 6.60%, 01/15/38	250	282,322
Westpac Banking Corp.
4.60%, 10/20/26	55	55,370
3.35%, 03/08/27	75	74,471
4.04%, 08/26/27	150	150,606
5.46%, 11/18/27	250	257,998
3.40%, 01/25/28(b)	87	86,084
5.54%, 11/17/28	100	104,682
1.95%, 11/20/28	171	161,028
5.05%, 04/16/29	100	103,220
2.65%, 01/16/30	138	130,215
4.35%, 07/01/30(b)	100	100,890
2.15%, 06/03/31	240	216,002
6.82%, 11/17/33	55	61,558
4.42%, 07/24/39	171	158,358
2.96%, 11/16/40	100	76,544
3.13%, 11/18/41(b)	59	44,655
(1-year CMT + 1.20%), 5.62%, 11/20/35(c)	150	154,670
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	100	103,203
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	81	72,243
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	237	212,678
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)(c)	150	146,892
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	130	129,621
		77,911,392
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	597	589,420
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (continued)
4.90%, 02/01/46	$1,082	$ 1,013,650
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	100	98,730
4.63%, 02/01/44	112	102,006
4.90%, 02/01/46	87	81,257
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29(b)	298	304,112
3.50%, 06/01/30	297	289,156
5.00%, 06/15/34(b)	165	170,221
4.38%, 04/15/38	171	162,123
8.20%, 01/15/39	197	254,218
5.45%, 01/23/39	171	176,680
4.95%, 01/15/42	187	179,739
4.60%, 04/15/48(b)	100	90,439
4.44%, 10/06/48	209	181,629
5.55%, 01/23/49	450	454,981
4.50%, 06/01/50	100	90,529
4.75%, 04/15/58	150	133,924
5.80%, 01/23/59	271	282,490
Brown-Forman Corp.
4.75%, 04/15/33(b)	40	40,469
4.00%, 04/15/38	87	78,214
4.50%, 07/15/45	75	66,328
Coca-Cola Co.
3.38%, 03/25/27	25	24,858
2.90%, 05/25/27	87	85,658
1.45%, 06/01/27	50	48,138
1.50%, 03/05/28	171	162,006
2.13%, 09/06/29	171	160,046
3.45%, 03/25/30	87	84,873
1.65%, 06/01/30	220	197,857
2.00%, 03/05/31	158	141,967
2.25%, 01/05/32	291	260,318
5.00%, 05/13/34	75	78,073
4.65%, 08/14/34(b)	150	152,663
2.50%, 06/01/40	171	127,204
2.88%, 05/05/41	87	66,886
4.20%, 03/25/50	150	127,586
2.60%, 06/01/50	171	108,045
3.00%, 03/05/51	140	95,645
2.50%, 03/15/51	257	157,148
5.30%, 05/13/54	75	74,661
5.20%, 01/14/55	150	146,944
2.75%, 06/01/60	75	45,600
5.40%, 05/13/64	275	273,715
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	51,679
5.45%, 06/01/34	50	52,279
Coca-Cola Femsa SAB de C.V.
2.75%, 01/22/30	150	141,188
1.85%, 09/01/32(b)	218	182,248
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35	150	151,350
Constellation Brands, Inc.
3.70%, 12/06/26	130	129,303
3.50%, 05/09/27	171	169,265
3.60%, 02/15/28	100	98,667
4.80%, 01/15/29	25	25,392
3.15%, 08/01/29	171	164,451
2.88%, 05/01/30	100	93,565
4.80%, 05/01/30	25	25,355

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Constellation Brands, Inc. (continued)
2.25%, 08/01/31(b)	$326	$ 287,363
4.90%, 05/01/33(b)	60	60,561
4.10%, 02/15/48	87	68,643
5.25%, 11/15/48	75	69,806
3.75%, 05/01/50	87	64,031
Diageo Capital PLC
5.38%, 10/05/26	200	202,634
5.30%, 10/24/27	200	204,930
2.00%, 04/29/30	200	181,889
2.13%, 04/29/32	200	173,012
5.50%, 01/24/33	200	210,713
5.63%, 10/05/33	200	212,710
3.88%, 04/29/43	74	61,229
Diageo Investment Corp., 4.25%, 05/11/42	87	75,949
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	150	109,376
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27	75	75,740
3.43%, 06/15/27	50	49,323
4.35%, 05/15/28	50	49,980
4.60%, 05/25/28(b)	150	150,859
5.05%, 03/15/29	50	50,896
3.95%, 04/15/29	140	137,705
3.20%, 05/01/30	87	82,073
4.60%, 05/15/30	50	50,018
4.05%, 04/15/32	71	67,842
5.30%, 03/15/34	50	50,557
5.15%, 05/15/35(b)	50	49,524
4.50%, 11/15/45	100	82,641
4.42%, 12/15/46	87	70,492
3.80%, 05/01/50	87	63,077
3.35%, 03/15/51	87	57,530
4.50%, 04/15/52	122	98,558
Series 10, 5.20%, 03/15/31	50	51,105
Series 31, 2.25%, 03/15/31	87	76,714
Molson Coors Beverage Co.
5.00%, 05/01/42	170	158,882
4.20%, 07/15/46	187	152,344
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	50	50,500
4.55%, 02/16/29	50	50,805
4.70%, 02/16/34	50	50,157
PepsiCo, Inc.
2.38%, 10/06/26	171	168,579
5.13%, 11/10/26	75	75,986
4.40%, 02/07/27	50	50,385
2.63%, 03/19/27	75	73,719
3.00%, 10/15/27	162	159,518
4.45%, 02/07/28	50	50,695
3.60%, 02/18/28	100	99,514
4.45%, 05/15/28	60	60,934
4.10%, 01/15/29	75	75,265
4.50%, 07/17/29	75	76,333
2.63%, 07/29/29	171	162,743
4.60%, 02/07/30	50	51,074
2.75%, 03/19/30	341	322,288
1.63%, 05/01/30	104	93,242
4.30%, 07/23/30	50	50,305
1.40%, 02/25/31	206	179,160
1.95%, 10/21/31	169	148,567
3.90%, 07/18/32	70	68,360
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
4.65%, 07/23/32	$75	$ 76,107
4.45%, 02/15/33	60	60,562
4.80%, 07/17/34	75	76,185
5.00%, 02/07/35	130	133,073
5.00%, 07/23/35	175	178,263
2.63%, 10/21/41	87	63,298
4.45%, 04/14/46	300	268,519
3.45%, 10/06/46	89	68,079
3.38%, 07/29/49	75	54,850
2.88%, 10/15/49	87	58,385
3.63%, 03/19/50	121	92,721
2.75%, 10/21/51	257	164,499
4.20%, 07/18/52	25	20,834
4.65%, 02/15/53	60	53,841
5.25%, 07/17/54	75	73,955
3.88%, 03/19/60	150	116,414
		16,031,368
Biotechnology — 0.3%
Amgen, Inc.
2.20%, 02/21/27	300	292,705
3.20%, 11/02/27	100	98,381
5.15%, 03/02/28	330	337,704
1.65%, 08/15/28	150	140,245
4.05%, 08/18/29	330	328,720
2.45%, 02/21/30	100	92,631
5.25%, 03/02/30	345	357,633
2.00%, 01/15/32	240	208,326
3.35%, 02/22/32	73	68,546
4.20%, 03/01/33	330	320,928
5.25%, 03/02/33	365	378,082
6.38%, 06/01/37	100	111,487
3.15%, 02/21/40	171	134,589
2.80%, 08/15/41	189	139,024
4.95%, 10/01/41	141	133,285
5.15%, 11/15/41	87	84,558
5.60%, 03/02/43	330	334,373
4.40%, 05/01/45	250	217,082
4.56%, 06/15/48	87	75,060
3.38%, 02/21/50	171	123,800
4.66%, 06/15/51	400	349,419
3.00%, 01/15/52	240	157,687
4.20%, 02/22/52	60	48,066
4.88%, 03/01/53	55	49,051
5.65%, 03/02/53	445	443,862
2.77%, 09/01/53(b)	71	43,075
4.40%, 02/22/62	275	220,134
5.75%, 03/02/63	310	309,264
Baxalta, Inc., 5.25%, 06/23/45	78	74,747
Biogen, Inc.
2.25%, 05/01/30	188	171,522
5.75%, 05/15/35(b)	150	157,192
5.20%, 09/15/45	150	138,393
3.15%, 05/01/50	193	125,505
3.25%, 02/15/51	104	68,129
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	59,172
3.70%, 03/15/32	117	109,367
Gilead Sciences, Inc.
2.95%, 03/01/27	87	85,775
1.20%, 10/01/27	62	58,800
4.80%, 11/15/29	60	61,575
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
1.65%, 10/01/30	$183	$ 162,263
5.25%, 10/15/33	50	52,436
5.10%, 06/15/35	75	77,055
4.60%, 09/01/35	231	228,407
4.00%, 09/01/36	100	93,036
2.60%, 10/01/40	100	73,420
5.65%, 12/01/41	181	189,311
4.80%, 04/01/44	189	176,534
4.50%, 02/01/45	75	67,205
4.75%, 03/01/46	407	374,065
4.15%, 03/01/47	197	166,197
2.80%, 10/01/50	200	129,139
5.55%, 10/15/53	105	105,989
5.50%, 11/15/54	75	75,555
5.60%, 11/15/64	75	75,905
Illumina, Inc.
5.75%, 12/13/27	100	102,838
2.55%, 03/23/31	55	49,155
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	123,479
2.80%, 09/15/50(b)	94	58,455
Royalty Pharma PLC
1.75%, 09/02/27	257	245,552
5.15%, 09/02/29	50	51,301
2.20%, 09/02/30	100	89,780
4.45%, 03/25/31	50	49,583
2.15%, 09/02/31	84	73,138
5.40%, 09/02/34	50	51,061
5.20%, 09/25/35	100	99,915
3.30%, 09/02/40	171	131,186
3.55%, 09/02/50	100	70,257
3.35%, 09/02/51	87	58,296
5.90%, 09/02/54	50	49,773
5.95%, 09/25/55	50	50,214
		10,108,394
Building Materials — 0.1%
Amrize Finance U.S. LLC(d)
4.60%, 04/07/27	225	226,339
4.70%, 04/07/28	25	25,292
4.95%, 04/07/30	100	102,208
5.40%, 04/07/35	100	103,014
Carlisle Cos., Inc.
3.75%, 12/01/27	100	99,230
2.75%, 03/01/30	189	177,086
2.20%, 03/01/32	75	64,831
5.25%, 09/15/35(b)	75	75,908
Carrier Global Corp.
2.49%, 02/15/27	77	75,364
2.72%, 02/15/30	200	187,437
5.90%, 03/15/34	96	103,012
3.38%, 04/05/40	171	138,052
3.58%, 04/05/50	201	149,901
6.20%, 03/15/54	75	81,324
CRH America Finance, Inc.
5.40%, 05/21/34	200	207,768
5.50%, 01/09/35	200	208,734
Eagle Materials, Inc., 2.50%, 07/01/31	67	60,388
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	87	83,265
4.00%, 03/25/32	75	71,460
5.88%, 06/01/33(b)	38	40,290
Security	Par (000)	Value
Building Materials (continued)
Fortune Brands Innovations, Inc. (continued)
4.50%, 03/25/52(b)	$87	$ 71,537
Johnson Controls International PLC
4.50%, 02/15/47	87	75,322
4.95%, 07/02/64(e)	64	55,778
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	52,055
1.75%, 09/15/30	70	62,051
2.00%, 09/16/31	121	105,385
4.90%, 12/01/32	65	66,185
Lennox International, Inc.
1.70%, 08/01/27	50	47,791
5.50%, 09/15/28	60	62,026
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	86,075
2.50%, 03/15/30	171	158,909
2.40%, 07/15/31	58	51,935
5.15%, 12/01/34	30	30,616
4.25%, 12/15/47	87	72,998
3.20%, 07/15/51	75	51,591
5.50%, 12/01/54	120	118,749
Masco Corp.
1.50%, 02/15/28	65	61,136
2.00%, 02/15/31	87	76,302
3.13%, 02/15/51(b)	73	47,298
Mohawk Industries, Inc.
5.85%, 09/18/28	50	52,239
3.63%, 05/15/30	75	72,247
Owens Corning
5.50%, 06/15/27	25	25,540
3.88%, 06/01/30(b)	75	73,277
5.70%, 06/15/34(b)	55	57,938
4.40%, 01/30/48	171	142,297
5.95%, 06/15/54(b)	75	77,396
Trane Technologies Financing Ltd.
3.80%, 03/21/29	300	296,513
4.65%, 11/01/44(b)	30	27,270
4.50%, 03/21/49	87	75,342
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	80	79,393
4.30%, 02/21/48	87	73,569
Vulcan Materials Co.
3.90%, 04/01/27	171	170,576
4.95%, 12/01/29	40	40,960
3.50%, 06/01/30	75	72,450
5.35%, 12/01/34	75	77,364
4.50%, 06/15/47	87	75,794
4.70%, 03/01/48	100	88,896
5.70%, 12/01/54	35	35,791
		5,249,494
Building Products — 0.3%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	50	49,671
5.00%, 10/03/34	50	50,343
Home Depot, Inc.
2.50%, 04/15/27	140	137,246
2.88%, 04/15/27	79	77,868
4.88%, 06/25/27	80	81,324
2.80%, 09/14/27	87	85,350
0.90%, 03/15/28	117	109,110
1.50%, 09/15/28	87	81,396

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
3.75%, 09/15/28(b)	$35	$ 34,874
3.90%, 12/06/28	78	78,053
4.90%, 04/15/29	50	51,437
2.95%, 06/15/29	402	387,764
4.75%, 06/25/29	270	276,497
2.70%, 04/15/30	75	70,646
3.95%, 09/15/30(b)	40	39,656
1.38%, 03/15/31	275	237,028
4.85%, 06/25/31(b)	105	108,351
1.88%, 09/15/31	87	76,006
3.25%, 04/15/32	266	249,120
4.50%, 09/15/32	200	203,082
4.95%, 06/25/34	320	327,672
4.65%, 09/15/35	75	74,258
5.88%, 12/16/36	274	298,375
3.30%, 04/15/40	189	154,870
5.40%, 09/15/40	87	89,717
5.95%, 04/01/41	87	93,798
4.20%, 04/01/43	130	113,308
4.88%, 02/15/44	100	94,891
4.40%, 03/15/45	164	144,745
4.25%, 04/01/46	171	146,832
3.90%, 06/15/47	171	138,068
4.50%, 12/06/48	171	150,287
3.13%, 12/15/49	104	72,103
3.35%, 04/15/50	100	72,221
2.38%, 03/15/51	155	90,536
2.75%, 09/15/51	87	54,859
3.63%, 04/15/52	177	132,606
4.95%, 09/15/52(b)	80	74,646
5.30%, 06/25/54	140	137,018
3.50%, 09/15/56	150	106,802
5.40%, 06/25/64	50	49,395
Lowe’s Cos., Inc.
3.35%, 04/01/27(b)	75	74,267
3.10%, 05/03/27	200	197,090
3.95%, 10/15/27	125	124,918
1.30%, 04/15/28	146	136,473
1.70%, 09/15/28	97	90,661
4.00%, 10/15/28	125	124,713
3.65%, 04/05/29	162	159,203
4.50%, 04/15/30	171	173,241
1.70%, 10/15/30	79	69,525
4.25%, 03/15/31	125	124,191
2.63%, 04/01/31	171	156,057
3.75%, 04/01/32	403	385,487
4.50%, 10/15/32	125	123,983
5.00%, 04/15/33	100	102,321
5.15%, 07/01/33	75	77,469
4.85%, 10/15/35	125	123,966
5.00%, 04/15/40	171	166,817
2.80%, 09/15/41	72	52,133
4.38%, 09/15/45	71	60,426
3.70%, 04/15/46	227	174,399
4.05%, 05/03/47	150	120,752
3.00%, 10/15/50	211	136,513
3.50%, 04/01/51	171	121,456
4.25%, 04/01/52	167	134,847
5.63%, 04/15/53(b)	220	218,780
Security	Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc. (continued)
4.45%, 04/01/62	$75	$ 59,873
5.80%, 09/15/62	120	120,323
5.85%, 04/01/63	110	111,007
		8,822,720
Capital Markets — 0.6%
Affiliated Managers Group, Inc., 3.30%, 06/15/30	50	47,461
Ameriprise Financial, Inc.
5.70%, 12/15/28	25	26,171
4.50%, 05/13/32	50	50,217
5.15%, 05/15/33	50	51,811
5.20%, 04/15/35	100	101,866
Apollo Debt Solutions BDC
6.90%, 04/13/29	100	105,138
5.88%, 08/30/30(d)	75	76,316
6.70%, 07/29/31	100	105,981
6.55%, 03/15/32(d)	50	52,469
Apollo Global Management, Inc.
6.38%, 11/15/33(b)	75	82,781
5.15%, 08/12/35	50	50,249
5.80%, 05/21/54	100	101,338
ARES Capital Corp.
2.88%, 06/15/27	50	48,795
2.88%, 06/15/28	178	169,944
5.88%, 03/01/29	235	241,782
5.95%, 07/15/29	200	206,632
5.50%, 09/01/30	70	70,853
5.10%, 01/15/31	25	24,820
3.20%, 11/15/31	137	122,719
5.80%, 03/08/32	50	50,931
ARES Management Corp., 5.60%, 10/11/54	85	82,200
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26	70	68,519
5.95%, 03/15/30	50	50,256
Bank of New York Mellon Corp.
1.05%, 10/15/26	171	166,084
2.05%, 01/26/27(b)	71	69,329
3.25%, 05/16/27	155	153,612
3.40%, 01/29/28	75	74,178
3.85%, 04/28/28	75	75,145
1.65%, 07/14/28	75	70,711
3.85%, 04/26/29	118	117,566
3.30%, 08/23/29	171	165,464
1.65%, 01/28/31	225	197,613
1.80%, 07/28/31	76	66,944
2.50%, 01/26/32(b)	87	78,243
(1-day SOFR + 0.68%), 4.44%, 06/09/28(c)	75	75,514
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	100	101,488
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	50	51,357
(1-day SOFR + 1.09%), 4.98%, 03/14/30(c)	150	154,120
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	100	99,962
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	125	126,404
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	100	103,322
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	75	77,473
(1-day SOFR + 1.35%), 5.32%, 06/06/36(b)(c)	50	51,734
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	100	98,415
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	150	154,619
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	100,496
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	79,813
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	116,869
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (continued)
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	$25	$ 26,073
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	125	139,323
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	80	82,822
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	180	193,869
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	141	140,038
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	125	127,394
Barings Private Credit Corp., 6.15%, 06/11/30(d)	50	49,921
BGC Group, Inc.
6.60%, 06/10/29	25	26,001
6.15%, 04/02/30(d)	75	76,840
Blackstone Private Credit Fund
2.63%, 12/15/26	75	73,232
3.25%, 03/15/27	206	202,067
7.30%, 11/27/28	25	26,704
5.95%, 07/16/29	225	231,469
5.60%, 11/22/29	50	50,877
5.25%, 04/01/30	50	50,187
5.05%, 09/10/30	25	24,709
6.25%, 01/25/31	25	26,129
6.00%, 01/29/32	100	103,187
6.00%, 11/22/34(b)	100	102,405
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	50	50,522
Blackstone Secured Lending Fund
5.88%, 11/15/27	25	25,617
5.35%, 04/13/28(b)	25	25,342
2.85%, 09/30/28(b)	210	198,834
5.30%, 06/30/30	25	25,175
Blue Owl Capital Corp.
2.63%, 01/15/27	75	72,969
3.13%, 04/13/27	70	68,134
2.88%, 06/11/28	100	94,636
5.95%, 03/15/29	100	101,933
6.20%, 07/15/30	40	41,132
Blue Owl Credit Income Corp.
4.70%, 02/08/27	40	39,931
7.95%, 06/13/28	75	80,332
7.75%, 01/15/29	200	214,740
6.60%, 09/15/29	50	52,128
5.80%, 03/15/30	150	152,108
6.65%, 03/15/31	40	42,041
Blue Owl Finance LLC
3.13%, 06/10/31	100	90,987
4.38%, 02/15/32	50	47,823
6.25%, 04/18/34	120	125,847
4.13%, 10/07/51	50	36,570
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(d)	100	101,286
6.75%, 04/04/29	75	77,379
Brookfield Asset Management Ltd.
5.80%, 04/24/35	50	52,350
6.08%, 09/15/55	50	51,882
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(b)	86	75,127
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	70	48,980
Brookfield Finance, Inc.
3.90%, 01/25/28	181	179,708
4.85%, 03/29/29	200	203,322
4.35%, 04/15/30	87	86,931
2.72%, 04/15/31	107	97,736
Security	Par (000)	Value
Capital Markets (continued)
Brookfield Finance, Inc. (continued)
6.35%, 01/05/34(b)	$250	$ 273,002
5.68%, 01/15/35	50	51,862
5.33%, 01/15/36	35	35,185
4.70%, 09/20/47	87	76,237
3.50%, 03/30/51	79	55,820
3.63%, 02/15/52	61	43,893
5.97%, 03/04/54	100	103,080
5.81%, 03/03/55	25	25,186
Capital Southwest Corp., 5.95%, 09/18/30	25	25,046
Carlyle Group, Inc., 5.05%, 09/19/35	95	94,668
Charles Schwab Corp.
2.45%, 03/03/27	182	178,063
3.20%, 01/25/28	171	167,993
2.00%, 03/20/28	140	133,736
4.00%, 02/01/29	50	49,967
3.25%, 05/22/29	70	67,982
2.75%, 10/01/29	120	113,897
4.63%, 03/22/30	200	203,749
1.65%, 03/11/31	87	75,630
2.30%, 05/13/31	171	154,003
1.95%, 12/01/31	100	86,766
2.90%, 03/03/32	140	127,625
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)	100	106,128
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)	200	217,858
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	300	321,070
CI Financial Corp.
3.20%, 12/17/30	104	93,331
4.10%, 06/15/51	40	28,933
Credit Suisse USA LLC, 7.13%, 07/15/32(b)	200	229,948
Franklin Resources, Inc.
1.60%, 10/30/30	100	87,411
2.95%, 08/12/51	75	47,849
FS KKR Capital Corp.
2.63%, 01/15/27	71	68,986
3.25%, 07/15/27	87	84,073
3.13%, 10/12/28	87	80,639
7.88%, 01/15/29	50	52,528
6.88%, 08/15/29	75	76,822
6.13%, 01/15/30(b)	100	99,553
6.13%, 01/15/31	25	24,769
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	25	25,572
5.65%, 09/09/30	25	25,146
Goldman Sachs Private Credit Corp.(d)
5.88%, 05/06/28(b)	25	25,372
6.25%, 05/06/30	65	66,420
Golub Capital BDC, Inc.
7.05%, 12/05/28	25	26,426
6.00%, 07/15/29	225	229,909
Golub Capital Private Credit Fund, 5.88%, 05/01/30	100	101,732
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	25	25,682
6.38%, 07/01/34	75	76,330
6.75%, 07/15/35	25	25,771
Hercules Capital, Inc.
3.38%, 01/20/27	70	68,696
6.00%, 06/16/30(b)	75	76,496
Invesco Finance PLC, 5.38%, 11/30/43	87	84,489
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	25	25,273
Jefferies Financial Group, Inc.
4.85%, 01/15/27	171	172,382

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Jefferies Financial Group, Inc. (continued)
5.88%, 07/21/28	$120	$ 124,939
4.15%, 01/23/30	171	168,828
2.63%, 10/15/31	121	107,620
2.75%, 10/15/32	141	122,648
6.20%, 04/14/34(b)	325	345,539
472319AM4, 6.50%, 01/20/43	30	32,201
KKR & Co., Inc., 5.10%, 08/07/35	100	100,181
Lazard Group LLC
4.50%, 09/19/28	100	100,451
6.00%, 03/15/31	200	211,360
5.63%, 08/01/35	25	25,425
Legg Mason, Inc., 5.63%, 01/15/44	109	109,378
LPL Holdings, Inc.
6.75%, 11/17/28	100	106,736
5.20%, 03/15/30	100	102,116
5.15%, 06/15/30	100	101,781
5.65%, 03/15/35	50	50,943
5.75%, 06/15/35	100	102,544
Main Street Capital Corp.
6.50%, 06/04/27	25	25,548
5.40%, 08/15/28	50	50,202
6.95%, 03/01/29	25	26,220
Marex Group PLC, 5.83%, 05/08/28	100	101,451
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27	100	99,848
MSD Investment Corp., 6.25%, 05/31/30(d)	25	25,319
New Mountain Finance Corp., 6.20%, 10/15/27	25	25,510
Nomura Holdings, Inc.
2.33%, 01/22/27	222	216,499
5.84%, 01/18/28	200	206,792
2.17%, 07/14/28	400	377,920
2.71%, 01/22/29	222	210,942
5.61%, 07/06/29	200	208,343
3.10%, 01/16/30(b)	200	188,752
4.90%, 07/01/30	200	202,842
2.61%, 07/14/31(b)	200	179,609
5.78%, 07/03/34(b)	200	211,803
5.49%, 06/29/35	200	205,825
Northern Trust Corp.
4.00%, 05/10/27	152	152,237
3.65%, 08/03/28	87	86,461
3.15%, 05/03/29	87	84,443
1.95%, 05/01/30	150	136,739
6.13%, 11/02/32	130	142,123
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	103,425
Raymond James Financial, Inc.
4.90%, 09/11/35	45	44,507
4.95%, 07/15/46	87	80,305
3.75%, 04/01/51	100	75,043
5.65%, 09/11/55(b)	100	99,218
Sixth Street Lending Partners(b)
5.75%, 01/15/30	100	101,613
6.13%, 07/15/30(d)	150	155,081
Sixth Street Specialty Lending, Inc., 5.63%, 08/15/30	50	50,702
State Street Bank & Trust Co., 4.78%, 11/23/29	250	256,390
State Street Corp.
4.99%, 03/18/27	125	126,924
4.33%, 10/22/27(b)	200	201,827
4.54%, 02/28/28	150	151,924
2.40%, 01/24/30(b)	75	70,315
4.73%, 02/28/30	75	76,633
Security	Par (000)	Value
Capital Markets (continued)
State Street Corp. (continued)
4.83%, 04/24/30(b)	$75	$ 76,996
2.20%, 03/03/31	100	89,190
(1-day SOFR + 0.56%), 1.68%, 11/18/27(c)	155	150,952
(1-day SOFR + 0.73%), 2.20%, 02/07/28(c)	111	108,286
(1-day SOFR + 0.95%), 4.54%, 04/24/28(c)	80	80,662
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	92	82,518
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	175	176,874
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	100	101,288
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	75	76,704
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	100	104,798
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	70	65,687
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	80	81,063
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	100	99,698
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	60	62,097
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	75	73,193
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	60	62,158
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	50	54,109
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	171	164,339
Stifel Financial Corp., 4.00%, 05/15/30	100	97,921
TPG Operating Group II LP, 5.38%, 01/15/36	100	100,258
Voya Financial, Inc.
5.00%, 09/20/34	40	39,779
5.70%, 07/15/43	87	87,504
		22,457,556
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	73	70,672
4.30%, 06/11/28	25	25,226
4.60%, 02/08/29	100	101,801
2.05%, 05/15/30	75	68,494
4.75%, 02/08/31	100	102,374
4.90%, 10/11/32	25	25,667
4.80%, 03/03/33	70	71,399
4.85%, 02/08/34(b)	150	152,422
2.70%, 05/15/40	87	64,900
2.80%, 05/15/50	111	72,249
Albemarle Corp.
4.65%, 06/01/27	75	75,077
5.05%, 06/01/32(b)	75	74,045
5.45%, 12/01/44	60	54,133
5.65%, 06/01/52	50	44,086
Cabot Corp., 5.00%, 06/30/32	100	101,170
CF Industries, Inc.
5.15%, 03/15/34	87	87,797
4.95%, 06/01/43	87	80,027
5.38%, 03/15/44	87	83,889
Dow Chemical Co.
4.80%, 11/30/28(b)	75	75,775
4.80%, 01/15/31	50	49,790
6.30%, 03/15/33	50	53,738
5.15%, 02/15/34(b)	25	25,070
4.25%, 10/01/34	50	46,163
5.35%, 03/15/35(b)	50	49,712
5.65%, 03/15/36(b)	50	50,249
9.40%, 05/15/39	69	90,038
5.25%, 11/15/41	74	68,277
4.38%, 11/15/42	87	70,910
4.63%, 10/01/44	100	83,082
5.55%, 11/30/48	121	110,306
4.80%, 05/15/49	100	81,609
3.60%, 11/15/50	137	92,803
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (continued)
6.90%, 05/15/53(b)	$150	$ 160,267
5.60%, 02/15/54(b)	125	113,112
5.95%, 03/15/55	50	47,506
DuPont de Nemours, Inc.
4.73%, 11/15/28	257	258,990
5.32%, 11/15/38	130	133,187
5.42%, 11/15/48	257	254,082
Eastman Chemical Co.
4.50%, 12/01/28	71	71,213
5.00%, 08/01/29	150	152,755
5.75%, 03/08/33(b)	40	42,001
5.63%, 02/20/34(b)	75	77,237
4.80%, 09/01/42	87	76,595
4.65%, 10/15/44	71	60,630
Ecolab, Inc.
5.25%, 01/15/28	75	77,034
4.80%, 03/24/30	87	89,238
1.30%, 01/30/31	140	120,609
2.13%, 02/01/32(b)	171	149,704
5.00%, 09/01/35(b)	70	71,398
3.95%, 12/01/47	25	20,526
2.13%, 08/15/50	140	78,005
2.70%, 12/15/51	124	78,194
2.75%, 08/18/55	50	30,904
EIDP, Inc.
2.30%, 07/15/30	140	128,761
5.13%, 05/15/32	50	51,431
FMC Corp.
3.20%, 10/01/26	55	54,391
3.45%, 10/01/29	60	56,658
5.65%, 05/18/33	40	39,991
4.50%, 10/01/49	58	44,511
6.38%, 05/18/53(b)	40	39,495
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	87,302
4.38%, 06/01/47	87	69,806
5.00%, 09/26/48(b)	87	76,471
Linde, Inc.
1.10%, 08/10/30	155	134,820
2.00%, 08/10/50	122	66,539
LYB International Finance BV
5.25%, 07/15/43	75	67,224
4.88%, 03/15/44	112	96,008
LYB International Finance III LLC
2.25%, 10/01/30(b)	117	104,447
5.63%, 05/15/33(b)	40	41,128
5.50%, 03/01/34(b)	75	75,434
6.15%, 05/15/35(b)	50	52,106
3.38%, 10/01/40	94	69,531
4.20%, 10/15/49	144	106,434
4.20%, 05/01/50	87	64,442
3.63%, 04/01/51	127	84,987
3.80%, 10/01/60	70	45,061
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	150	118,040
Mosaic Co.
4.05%, 11/15/27	171	170,514
5.38%, 11/15/28	50	51,531
5.45%, 11/15/33(b)	214	220,845
5.63%, 11/15/43	50	49,390
Nutrien Ltd.
4.00%, 12/15/26	87	86,816
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
4.50%, 03/12/27	$50	$ 50,227
5.20%, 06/21/27	50	50,803
4.90%, 03/27/28	30	30,520
2.95%, 05/13/30	171	161,137
5.25%, 03/12/32	75	77,396
5.40%, 06/21/34(b)	50	51,486
4.13%, 03/15/35	100	92,596
5.63%, 12/01/40	50	50,432
4.90%, 06/01/43	87	79,971
5.25%, 01/15/45	50	47,511
5.00%, 04/01/49	130	118,608
3.95%, 05/13/50	87	67,545
5.80%, 03/27/53	100	101,681
PPG Industries, Inc., 2.80%, 08/15/29	171	162,738
RPM International, Inc.
2.95%, 01/15/32	86	77,615
5.25%, 06/01/45	87	83,881
Sherwin-Williams Co.
3.45%, 06/01/27	87	86,174
4.30%, 08/15/28	50	50,247
2.95%, 08/15/29	108	103,144
4.50%, 08/15/30(b)	50	50,320
2.20%, 03/15/32	189	164,780
5.15%, 08/15/35(b)	50	50,875
4.55%, 08/01/45	100	87,332
4.50%, 06/01/47	171	147,796
3.80%, 08/15/49	153	117,114
Westlake Corp.
3.38%, 06/15/30	75	71,453
5.00%, 08/15/46(b)	130	114,621
4.38%, 11/15/47	50	39,451
3.13%, 08/15/51	110	68,207
		9,275,912
Commercial Services & Supplies — 0.1%
American University, Series 2019, 3.67%, 04/01/49	60	46,026
Brown University, Series A, 2.92%, 09/01/50	75	50,508
California Endowment, Series 2021, 2.50%, 04/01/51	84	48,761
California Institute of Technology, 3.65%, 09/01/2119	171	111,483
Duke University
Series 2020, 2.68%, 10/01/44	75	54,968
Series 2020, 2.83%, 10/01/55	88	55,535
Emory University, Series 2020, 2.97%, 09/01/50	62	41,322
Ford Foundation(b)
Series 2020, 2.42%, 06/01/50	60	35,970
Series 2020, 2.82%, 06/01/70	70	40,420
GATX Corp.
3.85%, 03/30/27	87	86,467
4.70%, 04/01/29	171	173,149
4.00%, 06/30/30	50	49,162
1.90%, 06/01/31	50	43,645
3.50%, 06/01/32	50	46,377
4.90%, 03/15/33	145	145,798
5.45%, 09/15/33	100	103,036
6.05%, 03/15/34	50	53,554
6.90%, 05/01/34	25	28,151
5.50%, 06/15/35	75	77,382
6.05%, 06/05/54(b)	75	77,938
George Washington University
4.87%, 09/15/45	74	68,702
Series 2014, 4.30%, 09/15/44(b)	87	73,326

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
George Washington University (continued)
Series 2018, 4.13%, 09/15/48	$58	$ 47,818
Georgetown University
Series 20A, 2.94%, 04/01/50	77	50,386
Series A, 5.22%, 10/01/2118	62	55,404
Series B, 4.32%, 04/01/49	40	33,580
Howard University, Series 22A, 5.21%, 10/01/52	73	64,250
Leland Stanford Junior University
4.68%, 03/01/35(b)	50	50,225
3.65%, 05/01/48	130	102,798
2.41%, 06/01/50	75	45,830
Massachusetts Institute of Technology
3.96%, 07/01/38(b)	98	90,654
3.07%, 04/01/52	27	18,528
5.60%, 07/01/2111	87	88,078
4.68%, 07/01/2114	75	63,933
Series F, 2.99%, 07/01/50	73	49,800
Series G, 2.29%, 07/01/51(b)	56	32,606
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	51	34,884
Northwestern University
Series 2017, 3.66%, 12/01/57(b)	58	42,712
Series 2020, 2.64%, 12/01/50	85	53,548
President and Fellows of Harvard College
3.15%, 07/15/46	62	45,683
2.52%, 10/15/50	71	43,747
3.30%, 07/15/56	121	84,418
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50(b)	71	43,659
Thomas Jefferson University, 3.85%, 11/01/57	47	33,162
TR Finance LLC, 5.65%, 11/23/43(b)	171	171,631
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	50	44,590
Trustees of Boston College, 3.13%, 07/01/52	87	60,585
Trustees of Princeton University
4.65%, 07/01/30	5	5,104
5.70%, 03/01/39	87	93,746
Series 2020, 2.52%, 07/01/50	74	46,738
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	57	37,464
Series 2020, 2.40%, 10/01/50	52	31,056
University of Chicago, Series C, 2.55%, 04/01/50	73	47,515
University of Miami, Series 2022, 4.06%, 04/01/52	67	53,941
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	61,480
University of Southern California
2.81%, 10/01/50	71	46,130
4.98%, 10/01/53(b)	75	70,820
Series 21A, 2.95%, 10/01/51(b)	87	57,603
Series A, 3.23%, 10/01/2120(b)	69	40,635
Verisk Analytics, Inc.
4.13%, 03/15/29	87	86,794
4.50%, 08/15/30	30	30,090
5.75%, 04/01/33	55	58,408
5.25%, 06/05/34	40	41,239
5.25%, 03/15/35	75	76,458
5.13%, 02/15/36	75	75,694
5.50%, 06/15/45	75	74,407
3.63%, 05/15/50	58	43,293
Washington University
4.35%, 04/15/2122	83	64,325
Series 2022, 3.52%, 04/15/54(b)	75	55,187
Security	Par (000)	Value
Commercial Services & Supplies (continued)
William Marsh Rice University, 3.77%, 05/15/55	$85	$ 65,827
Yale University
Series 2020, 1.48%, 04/15/30	54	48,192
Series 2020, 2.40%, 04/15/50(b)	62	37,680
		4,314,015
Communications Equipment — 0.0%
Juniper Networks, Inc.
3.75%, 08/15/29	87	84,950
5.95%, 03/15/41	87	87,661
Motorola Solutions, Inc.
4.60%, 02/23/28	87	87,905
5.00%, 04/15/29	25	25,598
4.60%, 05/23/29	166	167,785
4.85%, 08/15/30	50	50,953
2.30%, 11/15/30	146	131,972
2.75%, 05/24/31	102	93,111
5.20%, 08/15/32	50	51,530
5.40%, 04/15/34	175	181,396
5.55%, 08/15/35(b)	50	52,089
5.50%, 09/01/44	75	74,868
		1,089,818
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	105,595
5.90%, 03/01/33(b)	75	79,293
MasTec, Inc., 5.90%, 06/15/29	25	26,167
		211,055
Consumer Discretionary — 0.0%
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	94,699
1.25%, 09/01/30	341	298,506
4.75%, 05/08/32	75	76,797
4.45%, 09/09/34	50	49,764
Cintas Corp. No 2, 4.20%, 05/01/28	50	50,215
Cintas Corp. No. 2
3.70%, 04/01/27	87	86,648
4.00%, 05/01/32	61	59,641
GXO Logistics, Inc.
6.25%, 05/06/29	25	26,254
2.65%, 07/15/31	87	77,538
6.50%, 05/06/34(b)	25	26,879
Quanta Services, Inc.
4.75%, 08/09/27	50	50,571
4.30%, 08/09/28	50	50,236
2.90%, 10/01/30	90	84,019
4.50%, 01/15/31	50	49,970
2.35%, 01/15/32	80	70,219
5.25%, 08/09/34(b)	50	51,260
5.10%, 08/09/35	50	50,128
3.05%, 10/01/41	69	51,298
RELX Capital, Inc.
4.00%, 03/18/29	25	24,859
5.25%, 03/27/35	100	103,204
UL Solutions, Inc., 6.50%, 10/20/28	25	26,324
		1,459,029
Consumer Finance — 0.5%
American Express Co.
1.65%, 11/04/26	171	166,730
2.55%, 03/04/27	392	384,339
3.30%, 05/03/27	187	185,070
5.85%, 11/05/27	140	145,042
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
4.05%, 05/03/29	$86	$ 86,160
4.05%, 12/03/42	167	144,740
(1-day SOFR + 0.81%), 4.35%, 07/20/29(c)	175	176,032
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	265	269,522
(1-day SOFR + 1.00%), 5.10%, 02/16/28(c)	210	212,818
(1-day SOFR + 1.09%), 5.53%, 04/25/30(c)	100	104,493
(1-day SOFR + 1.22%), 4.92%, 07/20/33(b)(c)	230	234,004
(1-day SOFR + 1.26%), 4.73%, 04/25/29(c)	150	152,364
(1-day SOFR + 1.42%), 5.28%, 07/26/35(c)	175	180,637
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	150	154,240
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	50	53,250
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	200	198,167
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	90	95,085
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	145	148,875
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	50	52,220
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	75	82,200
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	100	101,869
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	100	103,099
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	100	103,137
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	220	228,817
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	83	78,391
Block Financial LLC
2.50%, 07/15/28	89	84,422
3.88%, 08/15/30	100	96,350
5.38%, 09/15/32	25	25,201
Capital One Financial Corp.
4.10%, 02/09/27	100	99,834
3.75%, 03/09/27	162	161,102
3.65%, 05/11/27	341	338,285
3.80%, 01/31/28	371	368,129
6.70%, 11/29/32	150	165,484
(1-day SOFR + 0.86%), 1.88%, 11/02/27(c)	171	166,618
(1-day SOFR + 1.25%), 4.49%, 09/11/31(c)	170	168,625
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	87	77,304
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	171	147,600
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	135	139,759
(1-day SOFR + 1.63%), 5.20%, 09/11/36(c)	200	197,800
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	113,718
(1-day SOFR + 1.91%), 5.70%, 02/01/30(c)	30	31,146
(1-day SOFR + 1.99%), 5.88%, 07/26/35(c)	355	372,316
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	180	181,854
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	100	102,551
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	235	249,457
(1-day SOFR + 2.37%), 5.27%, 05/10/33(c)	100	102,263
(1-day SOFR + 2.44%), 7.15%, 10/29/27(c)	50	51,497
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	50	51,394
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	90	94,384
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	140	146,862
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	330	356,952
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	75	88,675
Equifax, Inc.
5.10%, 12/15/27	70	71,285
5.10%, 06/01/28	40	40,892
4.80%, 09/15/29	40	40,649
3.10%, 05/15/30	50	47,313
2.35%, 09/15/31	171	151,178
Global Payments, Inc.
2.15%, 01/15/27	86	83,797
4.95%, 08/15/27	50	50,598
3.20%, 08/15/29	187	177,591
5.30%, 08/15/29	35	35,793
Security	Par (000)	Value
Consumer Finance (continued)
Global Payments, Inc. (continued)
2.90%, 05/15/30	$150	$ 138,824
2.90%, 11/15/31	69	61,875
5.40%, 08/15/32	150	153,478
4.15%, 08/15/49	62	47,108
5.95%, 08/15/52(b)	100	98,126
Mastercard, Inc.
2.95%, 11/21/26	200	197,822
3.30%, 03/26/27	82	81,363
4.10%, 01/15/28	65	65,344
3.50%, 02/26/28	75	74,418
4.88%, 03/09/28	45	46,038
2.95%, 06/01/29	257	248,339
3.35%, 03/26/30	144	140,142
1.90%, 03/15/31	90	80,161
2.00%, 11/18/31	100	88,279
4.35%, 01/15/32	150	150,676
4.95%, 03/15/32	50	51,791
4.85%, 03/09/33	50	51,341
4.88%, 05/09/34	75	76,775
4.55%, 01/15/35	145	144,684
3.80%, 11/21/46	120	97,343
3.65%, 06/01/49	87	67,826
3.85%, 03/26/50	181	145,037
2.95%, 03/15/51	96	64,230
Moody’s Corp.
3.25%, 01/15/28	130	127,843
2.00%, 08/19/31(b)	73	64,149
5.00%, 08/05/34	50	50,995
2.75%, 08/19/41	63	45,509
5.25%, 07/15/44	75	73,433
3.25%, 05/20/50	71	49,143
3.75%, 02/25/52	74	56,382
3.10%, 11/29/61(b)	81	51,724
PayPal Holdings, Inc.
2.65%, 10/01/26	171	168,908
2.85%, 10/01/29	229	218,320
2.30%, 06/01/30	81	74,564
4.40%, 06/01/32	90	90,064
5.15%, 06/01/34	75	77,331
5.10%, 04/01/35	50	51,138
3.25%, 06/01/50	102	71,737
5.05%, 06/01/52(b)	90	84,481
5.50%, 06/01/54(b)	75	75,243
5.25%, 06/01/62(b)	90	85,784
S&P Global, Inc.
2.45%, 03/01/27	160	156,699
4.75%, 08/01/28	171	174,189
2.70%, 03/01/29	70	66,877
4.25%, 05/01/29	171	171,769
2.50%, 12/01/29	81	75,967
1.25%, 08/15/30(b)	75	65,334
2.90%, 03/01/32	95	87,008
3.25%, 12/01/49	80	57,533
3.70%, 03/01/52	76	58,593
2.30%, 08/15/60	87	45,393
3.90%, 03/01/62	30	23,019
Synchrony Financial
3.95%, 12/01/27	171	169,041
5.15%, 03/19/29	87	88,096
2.88%, 10/28/31	150	132,842
(1-day SOFR + 1.40%), 5.02%, 07/29/29(c)	50	50,431
(1-day SOFR + 1.68%), 5.45%, 03/06/31(b)(c)	50	50,948

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Synchrony Financial (continued)
(1-day SOFR + 2.07%), 6.00%, 07/29/36(c)	$60	$ 61,370
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	50	51,827
Visa, Inc.
1.90%, 04/15/27	341	331,434
2.75%, 09/15/27	197	193,332
2.05%, 04/15/30	171	157,272
1.10%, 02/15/31(b)	240	206,805
4.15%, 12/14/35	87	84,059
2.70%, 04/15/40	171	131,008
4.30%, 12/14/45	469	414,027
3.65%, 09/15/47	69	54,432
2.00%, 08/15/50(b)	189	104,996
Western Union Co., 6.20%, 11/17/36(b)	92	96,070
		15,968,118
Consumer Staples Distribution & Retail — 0.3%
Best Buy Co., Inc., 1.95%, 10/01/30	114	101,276
Costco Wholesale Corp.
3.00%, 05/18/27	257	253,953
1.38%, 06/20/27	150	144,103
1.60%, 04/20/30	257	231,701
1.75%, 04/20/32	87	75,304
Dollar General Corp.
4.63%, 11/01/27	70	70,594
5.20%, 07/05/28	35	35,817
3.50%, 04/03/30	100	96,044
5.00%, 11/01/32	75	75,741
5.45%, 07/05/33	40	41,476
4.13%, 04/03/50	100	79,108
5.50%, 11/01/52(b)	50	47,904
Dollar Tree, Inc.
4.20%, 05/15/28	171	170,547
2.65%, 12/01/31	87	77,563
3.38%, 12/01/51	71	47,610
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	75,792
Kroger Co.
2.65%, 10/15/26(b)	171	168,619
3.70%, 08/01/27	87	86,545
4.50%, 01/15/29	171	173,109
2.20%, 05/01/30(b)	100	91,511
1.70%, 01/15/31	182	159,025
5.00%, 09/15/34	205	206,740
5.00%, 04/15/42	50	47,460
5.15%, 08/01/43	66	62,581
3.88%, 10/15/46	87	67,688
4.45%, 02/01/47	150	127,886
4.65%, 01/15/48	87	75,011
5.40%, 01/15/49	87	83,575
3.95%, 01/15/50	75	58,338
5.50%, 09/15/54(b)	255	248,538
5.65%, 09/15/64	175	170,701
Sysco Corp.
3.25%, 07/15/27	171	168,663
5.75%, 01/17/29	50	52,276
5.95%, 04/01/30	171	181,259
5.10%, 09/23/30	25	25,775
2.45%, 12/14/31	87	77,535
6.00%, 01/17/34	50	54,078
5.40%, 03/23/35	50	51,670
4.85%, 10/01/45	53	48,228
4.50%, 04/01/46	87	75,177
4.45%, 03/15/48	87	74,135
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Sysco Corp. (continued)
6.60%, 04/01/50(b)	$214	$ 237,815
3.15%, 12/14/51	100	66,922
Target Corp.
1.95%, 01/15/27(b)	74	72,244
3.38%, 04/15/29	171	167,497
2.35%, 02/15/30	169	157,340
2.65%, 09/15/30	99	92,256
4.50%, 09/15/32(b)	100	100,575
4.40%, 01/15/33	150	149,963
4.50%, 09/15/34	100	98,658
5.00%, 04/15/35	150	151,868
5.25%, 02/15/36	25	25,736
7.00%, 01/15/38	174	204,716
4.00%, 07/01/42	50	42,691
3.90%, 11/15/47	87	69,558
2.95%, 01/15/52	120	78,868
4.80%, 01/15/53(b)	150	136,209
Walmart, Inc.
4.10%, 04/28/27	45	45,306
3.95%, 09/09/27	100	100,431
3.90%, 04/15/28	45	45,162
4.00%, 04/15/30	160	161,002
4.35%, 04/28/30	130	132,134
1.80%, 09/22/31	166	146,454
4.15%, 09/09/32(b)	100	100,194
4.10%, 04/15/33	180	178,741
4.90%, 04/28/35(b)	210	216,019
6.50%, 08/15/37	200	232,293
3.95%, 06/28/38	200	185,508
5.63%, 04/01/40(b)	341	366,255
2.50%, 09/22/41	200	144,814
4.05%, 06/29/48	132	111,263
2.65%, 09/22/51(b)	150	95,813
4.50%, 09/09/52(b)	250	224,139
4.50%, 04/15/53	180	161,221
2.38%, 09/24/29	33	31,184
		8,791,505
Containers & Packaging — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	75	75,299
5.63%, 05/26/33(b)	40	41,718
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	50	50,561
5.10%, 03/17/30	25	25,567
2.63%, 06/19/30	70	64,576
2.69%, 05/25/31	122	110,898
5.50%, 03/17/35(b)	40	41,188
Amcor Group Finance PLC, 5.45%, 05/23/29	50	51,659
AptarGroup, Inc., 3.60%, 03/15/32	50	46,456
Berry Global, Inc.
1.65%, 01/15/27	87	84,276
5.80%, 06/15/31	50	52,865
5.65%, 01/15/34(b)	80	83,356
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	197,024
Georgia-Pacific LLC
7.75%, 11/15/29(b)	100	113,424
8.88%, 05/15/31	92	112,109
International Paper Co.
4.80%, 06/15/44	77	68,563
5.15%, 05/15/46(b)	50	46,402
4.40%, 08/15/47	237	197,730
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
International Paper Co. (continued)
4.35%, 08/15/48(b)	$100	$ 81,789
Packaging Corp. of America
3.00%, 12/15/29	70	66,851
5.70%, 12/01/33	30	31,766
5.20%, 08/15/35	100	101,964
4.05%, 12/15/49	112	88,943
3.05%, 10/01/51	65	42,482
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	200	207,352
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	200	206,094
Sonoco Products Co.
2.25%, 02/01/27	277	269,810
3.13%, 05/01/30	75	70,862
2.85%, 02/01/32(b)	171	154,175
5.00%, 09/01/34(b)	100	98,910
Suzano Austria GmbH
2.50%, 09/15/28	100	94,105
6.00%, 01/15/29	200	207,284
3.75%, 01/15/31	261	246,971
3.13%, 01/15/32(b)	100	89,740
Suzano Netherlands BV, 5.50%, 01/15/36	100	100,290
WestRock MWV LLC, 8.20%, 01/15/30	74	84,757
WRKCo, Inc.
3.38%, 09/15/27	87	85,767
4.00%, 03/15/28	171	170,048
3.90%, 06/01/28	50	49,586
4.90%, 03/15/29	171	174,245
4.20%, 06/01/32	25	24,310
		4,211,772
Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	103,360
WW Grainger, Inc.
4.45%, 09/15/34	45	44,470
4.60%, 06/15/45	100	90,319
4.20%, 05/15/47	100	83,906
		322,055
Diversified Consumer Services — 0.0%
Rollins, Inc., 5.25%, 02/24/35	50	50,881
Diversified REITs — 0.6%
Agree LP
4.80%, 10/01/32	30	30,204
5.63%, 06/15/34	80	83,291
5.60%, 06/15/35	25	26,064
American Assets Trust LP
3.38%, 02/01/31	75	68,113
6.15%, 10/01/34	75	76,326
American Homes 4 Rent LP
4.90%, 02/15/29	171	173,922
2.38%, 07/15/31	35	31,005
3.63%, 04/15/32	70	65,506
5.50%, 02/01/34	50	51,596
5.50%, 07/15/34	75	77,285
5.25%, 03/15/35	50	50,529
3.38%, 07/15/51	25	16,773
4.30%, 04/15/52	50	40,067
American Tower Corp.
3.38%, 10/15/26	87	86,364
2.75%, 01/15/27	76	74,657
3.65%, 03/15/27	69	68,487
3.55%, 07/15/27	50	49,518
3.60%, 01/15/28	100	98,773
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
5.50%, 03/15/28	$70	$ 72,141
5.25%, 07/15/28	40	41,138
5.80%, 11/15/28	85	88,759
5.20%, 02/15/29	25	25,725
3.95%, 03/15/29	87	86,082
3.80%, 08/15/29	187	183,449
2.90%, 01/15/30	93	87,656
4.90%, 03/15/30	75	76,481
2.10%, 06/15/30	141	127,088
1.88%, 10/15/30	100	88,439
2.70%, 04/15/31	104	94,883
2.30%, 09/15/31	124	109,561
4.05%, 03/15/32(b)	79	76,549
5.65%, 03/15/33	70	73,836
5.55%, 07/15/33	40	41,873
5.90%, 11/15/33	100	107,186
5.45%, 02/15/34	25	25,973
5.40%, 01/31/35	50	51,665
5.35%, 03/15/35	100	102,697
3.70%, 10/15/49	75	56,238
3.10%, 06/15/50	132	88,409
2.95%, 01/15/51	200	129,574
Americold Realty Operating Partnership LP
5.60%, 05/15/32	25	25,303
5.41%, 09/12/34(b)	50	49,161
AvalonBay Communities, Inc.
3.20%, 01/15/28	191	187,526
1.90%, 12/01/28	104	97,247
3.30%, 06/01/29	64	62,089
2.30%, 03/01/30	100	92,201
2.45%, 01/15/31	100	90,875
2.05%, 01/15/32(b)	130	113,629
5.30%, 12/07/33	25	26,003
5.00%, 08/01/35(b)	50	50,403
3.90%, 10/15/46	87	69,939
4.15%, 07/01/47	50	41,382
Brixmor Operating Partnership LP
3.90%, 03/15/27	50	49,774
4.13%, 05/15/29	214	212,150
4.05%, 07/01/30	100	97,886
2.50%, 08/16/31	50	44,403
4.85%, 02/15/33	50	49,890
5.50%, 02/15/34	25	25,783
5.75%, 02/15/35	50	52,280
Broadstone Net Lease LLC
2.60%, 09/15/31	100	87,563
5.00%, 11/01/32	25	24,851
Camden Property Trust
5.85%, 11/03/26	25	25,445
3.15%, 07/01/29	100	96,274
2.80%, 05/15/30	257	241,053
4.90%, 01/15/34	25	25,368
Crown Castle, Inc.
4.00%, 03/01/27	171	170,235
2.90%, 03/15/27	70	68,651
3.65%, 09/01/27	100	98,961
5.00%, 01/11/28	65	65,913
3.80%, 02/15/28	341	337,043
4.80%, 09/01/28	250	253,521
5.60%, 06/01/29	75	77,931
4.90%, 09/01/29(b)	90	91,293
3.10%, 11/15/29	25	23,781

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
3.30%, 07/01/30	$75	$ 71,052
2.25%, 01/15/31	171	152,187
2.10%, 04/01/31	75	65,664
5.10%, 05/01/33	80	80,957
5.80%, 03/01/34	65	68,394
5.20%, 09/01/34	125	126,322
2.90%, 04/01/41	141	103,170
4.00%, 11/15/49	102	78,118
4.15%, 07/01/50	150	118,538
3.25%, 01/15/51	50	33,731
CubeSmart LP
3.00%, 02/15/30	100	94,472
2.00%, 02/15/31	87	76,103
5.13%, 11/01/35	100	99,586
Digital Realty Trust LP
3.70%, 08/15/27	171	169,774
5.55%, 01/15/28	285	293,360
3.60%, 07/01/29	130	126,790
EPR Properties
4.75%, 12/15/26	75	75,178
4.50%, 06/01/27	75	75,040
4.95%, 04/15/28	75	75,580
3.75%, 08/15/29	75	72,203
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	50	51,902
Equinix, Inc.
2.90%, 11/18/26(b)	71	69,938
1.80%, 07/15/27	120	115,216
1.55%, 03/15/28	144	135,383
2.00%, 05/15/28	67	63,505
3.20%, 11/18/29	156	149,396
2.15%, 07/15/30	87	78,502
2.50%, 05/15/31	152	136,999
3.90%, 04/15/32	75	71,940
3.00%, 07/15/50	71	46,388
3.40%, 02/15/52	140	97,989
ERP Operating LP
3.25%, 08/01/27	87	85,830
3.50%, 03/01/28	171	168,974
4.15%, 12/01/28	50	50,151
3.00%, 07/01/29	128	122,914
2.50%, 02/15/30(b)	72	67,148
1.85%, 08/01/31	76	66,533
4.95%, 06/15/32	50	51,249
4.65%, 09/15/34	75	74,113
4.50%, 07/01/44	80	71,029
4.50%, 06/01/45	87	76,937
Essex Portfolio LP
4.00%, 03/01/29	71	70,348
3.00%, 01/15/30(b)	70	66,315
1.65%, 01/15/31(b)	90	77,761
2.55%, 06/15/31	60	53,725
2.65%, 03/15/32	100	89,125
5.50%, 04/01/34	25	25,964
5.38%, 04/01/35	75	77,389
2.65%, 09/01/50	71	43,296
Extra Space Storage LP
3.88%, 12/15/27	50	49,671
3.90%, 04/01/29	150	147,883
4.00%, 06/15/29	21	20,785
5.50%, 07/01/30	25	26,064
2.20%, 10/15/30	69	61,860
Security	Par (000)	Value
Diversified REITs (continued)
Extra Space Storage LP (continued)
5.90%, 01/15/31	$30	$ 31,873
2.55%, 06/01/31	87	78,274
2.40%, 10/15/31	75	66,044
2.35%, 03/15/32	70	60,751
4.95%, 01/15/33	100	100,590
5.40%, 02/01/34	50	51,452
5.35%, 01/15/35(b)	75	76,439
5.40%, 06/15/35(b)	50	51,079
Federal Realty OP LP
3.25%, 07/15/27	87	85,583
5.38%, 05/01/28	40	41,058
3.50%, 06/01/30	140	135,099
First Industrial LP, 5.25%, 01/15/31(b)	25	25,629
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	171	174,127
4.00%, 01/15/30	169	163,665
4.00%, 01/15/31	100	95,712
3.25%, 01/15/32	63	56,679
5.25%, 02/15/33	75	75,122
5.63%, 09/15/34	95	96,152
5.75%, 11/01/37	75	74,479
6.25%, 09/15/54(b)	50	50,373
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	74,584
5.45%, 08/15/30	60	62,420
2.00%, 08/15/31	70	60,485
4.95%, 01/15/33	50	50,243
5.50%, 08/15/33	90	93,458
2.70%, 01/15/34	87	73,771
4.88%, 02/01/35	100	98,750
Kimco Realty OP LLC
2.80%, 10/01/26	87	85,831
3.80%, 04/01/27	100	99,510
2.25%, 12/01/31	87	76,630
3.20%, 04/01/32	100	92,172
4.60%, 02/01/33	75	74,610
6.40%, 03/01/34	25	27,668
4.85%, 03/01/35	100	99,374
5.30%, 02/01/36(b)	50	51,111
4.45%, 09/01/47	62	53,299
3.70%, 10/01/49	87	65,002
Kite Realty Group LP
5.20%, 08/15/32	50	50,952
5.50%, 03/01/34	50	51,412
Kite Realty Group Trust, 4.75%, 09/15/30	50	50,142
Lineage OP LP, 5.25%, 07/15/30(d)	50	50,682
LXP Industrial Trust, 2.70%, 09/15/30	50	45,686
Mid-America Apartments LP
3.60%, 06/01/27	87	86,380
3.95%, 03/15/29	87	86,347
1.70%, 02/15/31	69	59,965
5.30%, 02/15/32	25	26,014
5.00%, 03/15/34	25	25,350
2.88%, 09/15/51	66	42,472
Phillips Edison Grocery Center Operating Partnership I LP
5.25%, 08/15/32	25	25,550
5.75%, 07/15/34	50	52,023
4.95%, 01/15/35	25	24,623
Prologis LP
2.13%, 04/15/27	30	29,171
4.88%, 06/15/28(b)	45	46,030
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
2.88%, 11/15/29	$93	$ 88,530
2.25%, 04/15/30	213	196,274
1.75%, 07/01/30(b)	82	73,313
1.25%, 10/15/30	65	56,431
4.75%, 01/15/31	75	76,598
1.75%, 02/01/31	64	56,115
2.25%, 01/15/32	75	66,017
4.63%, 01/15/33	135	135,872
4.75%, 06/15/33	40	40,346
5.13%, 01/15/34	50	51,351
5.00%, 03/15/34	100	101,608
5.00%, 01/31/35	50	50,672
5.25%, 05/15/35	115	118,455
3.05%, 03/01/50	50	33,703
3.00%, 04/15/50	95	63,554
2.13%, 10/15/50	50	27,455
5.25%, 06/15/53	140	135,355
5.25%, 03/15/54	125	120,930
Public Storage Operating Co.
1.50%, 11/09/26	138	134,371
1.85%, 05/01/28	207	196,296
1.95%, 11/09/28	133	125,063
5.13%, 01/15/29(b)	30	30,977
4.38%, 07/01/30	50	50,230
2.30%, 05/01/31	100	89,908
2.25%, 11/09/31	87	76,983
5.00%, 07/01/35	40	40,456
5.35%, 08/01/53	125	123,536
Rayonier LP, 2.75%, 05/17/31	124	111,307
Regency Centers LP
2.95%, 09/15/29	71	67,791
3.70%, 06/15/30	87	84,685
5.00%, 07/15/32	35	35,806
4.40%, 02/01/47	87	74,492
Rexford Industrial Realty LP
5.00%, 06/15/28	30	30,502
2.13%, 12/01/30	71	63,172
2.15%, 09/01/31	79	68,694
Safehold GL Holdings LLC
2.80%, 06/15/31(b)	60	54,935
2.85%, 01/15/32	50	44,366
6.10%, 04/01/34	25	26,337
5.65%, 01/15/35	25	25,582
Sun Communities Operating LP
2.30%, 11/01/28	79	74,693
2.70%, 07/15/31	128	115,781
4.20%, 04/15/32	69	66,847
UDR, Inc.
3.50%, 01/15/28	200	196,988
4.40%, 01/26/29	171	171,605
3.20%, 01/15/30	87	83,184
3.00%, 08/15/31	87	80,320
1.90%, 03/15/33	87	71,033
VICI Properties LP
4.75%, 02/15/28	117	117,984
4.75%, 04/01/28	50	50,521
4.95%, 02/15/30	105	106,218
5.13%, 11/15/31	45	45,658
5.13%, 05/15/32(b)	168	169,654
5.63%, 04/01/35	105	107,511
5.63%, 05/15/52	111	105,833
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP (continued)
6.13%, 04/01/54	$100	$ 101,334
Weyerhaeuser Co.
4.00%, 11/15/29	171	169,307
7.38%, 03/15/32	80	91,635
3.38%, 03/09/33	90	81,923
4.00%, 03/09/52(b)	55	42,728
WP Carey, Inc.
3.85%, 07/15/29	82	80,709
4.65%, 07/15/30	25	25,148
2.45%, 02/01/32	118	103,521
5.38%, 06/30/34	25	25,617
		19,763,847
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
4.25%, 03/01/27(b)	300	300,496
2.30%, 06/01/27	450	436,703
1.65%, 02/01/28	300	284,012
4.10%, 02/15/28	200	199,852
4.35%, 03/01/29	350	351,554
4.30%, 02/15/30	375	375,816
4.70%, 08/15/30(b)	150	152,553
2.75%, 06/01/31	341	312,532
2.25%, 02/01/32	400	350,183
4.55%, 11/01/32	100	99,556
2.55%, 12/01/33	450	383,179
5.40%, 02/15/34	125	129,918
4.50%, 05/15/35	655	632,882
5.38%, 08/15/35	150	154,489
4.90%, 11/01/35	150	148,829
4.90%, 08/15/37	375	365,692
4.85%, 03/01/39	300	287,803
5.35%, 09/01/40	200	198,392
3.50%, 06/01/41	250	199,844
4.30%, 12/15/42	150	129,613
4.65%, 06/01/44	125	110,254
5.55%, 11/01/45(b)	150	148,509
4.75%, 05/15/46	500	446,487
5.15%, 11/15/46	50	46,792
4.50%, 03/09/48	300	254,289
4.55%, 03/09/49	100	84,768
3.65%, 06/01/51	300	216,938
3.50%, 09/15/53	911	630,141
5.70%, 11/01/54	225	222,382
3.55%, 09/15/55	974	671,201
6.05%, 08/15/56	180	186,574
3.80%, 12/01/57	778	554,751
3.65%, 09/15/59	670	458,082
3.85%, 06/01/60	200	142,205
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(b)	87	74,813
5.10%, 05/11/33(b)	135	137,381
5.20%, 02/15/34(b)	75	75,926
4.46%, 04/01/48	100	83,554
4.30%, 07/29/49	67	53,796
3.65%, 03/17/51	50	36,217
3.20%, 02/15/52(b)	50	33,111
3.65%, 08/15/52(b)	33	23,631
5.55%, 02/15/54(b)	125	122,129
British Telecommunications PLC, 9.63%, 12/15/30	300	369,382
Cisco Systems, Inc.
4.80%, 02/26/27	150	151,801

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Cisco Systems, Inc. (continued)
4.55%, 02/24/28	$95	$ 96,461
4.85%, 02/26/29	450	461,760
4.75%, 02/24/30	100	102,601
4.95%, 02/26/31	415	429,492
4.95%, 02/24/32	100	103,394
5.05%, 02/26/34	410	424,090
5.10%, 02/24/35	125	129,279
5.90%, 02/15/39	341	370,404
5.50%, 01/15/40	220	229,700
5.30%, 02/26/54	235	231,968
5.50%, 02/24/55	85	86,489
5.35%, 02/26/64	90	88,359
Corning, Inc.
4.75%, 03/15/42	50	46,269
5.35%, 11/15/48	50	48,428
3.90%, 11/15/49	87	68,115
4.38%, 11/15/57(b)	130	107,686
5.85%, 11/15/68	100	99,576
5.45%, 11/15/79	87	81,656
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	353,613
Nokia OYJ, 4.38%, 06/12/27	50	49,848
Sprint Capital Corp.
6.88%, 11/15/28	200	215,130
8.75%, 03/15/32	300	365,485
Telefonica Emisiones SA
4.10%, 03/08/27	150	149,697
7.05%, 06/20/36(b)	185	208,717
4.67%, 03/06/38	150	136,616
5.21%, 03/08/47	283	254,385
4.90%, 03/06/48	160	137,348
5.52%, 03/01/49(b)	150	139,438
Telefonica Europe BV, 8.25%, 09/15/30	75	86,653
TELUS Corp.
3.70%, 09/15/27	100	99,135
3.40%, 05/13/32	140	128,932
4.60%, 11/16/48	75	64,569
Verizon Communications, Inc.
4.13%, 03/16/27	200	200,153
3.00%, 03/22/27(b)	200	197,253
2.10%, 03/22/28	140	133,538
4.33%, 09/21/28	369	371,635
3.88%, 02/08/29	341	338,544
4.02%, 12/03/29	350	347,564
3.15%, 03/22/30(b)	171	163,522
1.68%, 10/30/30	341	299,849
1.75%, 01/20/31	600	524,923
2.55%, 03/21/31	377	342,772
2.36%, 03/15/32	695	609,474
5.05%, 05/09/33(b)	55	56,281
4.50%, 08/10/33	300	295,660
4.40%, 11/01/34	257	247,915
4.78%, 02/15/35	250	245,928
5.25%, 04/02/35	280	284,736
4.27%, 01/15/36	150	140,691
5.40%, 07/02/37(d)	350	355,586
4.81%, 03/15/39	104	99,189
2.65%, 11/20/40	287	207,575
3.40%, 03/22/41	429	338,957
2.85%, 09/03/41	112	81,580
4.75%, 11/01/41	511	469,553
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
3.85%, 11/01/42	$87	$ 70,589
4.86%, 08/21/46	341	310,270
4.00%, 03/22/50	171	134,522
2.88%, 11/20/50(b)	427	272,531
3.55%, 03/22/51	536	392,995
3.88%, 03/01/52(b)	118	90,575
5.50%, 02/23/54(b)	130	128,044
5.01%, 08/21/54	100	91,302
2.99%, 10/30/56	461	284,248
3.00%, 11/20/60(b)	275	166,591
3.70%, 03/22/61	403	283,871
		25,002,721
Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	86,314
5.45%, 05/15/29	50	51,874
4.70%, 05/15/32	70	69,819
5.70%, 05/15/34	100	104,067
5.25%, 05/15/52	70	64,538
5.85%, 10/15/55	90	89,598
Series H, 3.45%, 01/15/50	100	69,316
Series I, 2.10%, 07/01/30	100	90,179
AEP Transmission Co. LLC
3.10%, 12/01/26	87	86,015
5.15%, 04/01/34	100	102,007
3.80%, 06/15/49	121	93,276
3.15%, 09/15/49	71	48,687
5.40%, 03/15/53	40	39,669
Series M, 3.65%, 04/01/50	87	65,701
Series N, 2.75%, 08/15/51	71	45,060
Series O, 4.50%, 06/15/52	50	43,120
AES Corp.
5.45%, 06/01/28	60	61,452
2.45%, 01/15/31	87	77,912
Alabama Power Co.
3.75%, 09/01/27	100	99,811
3.05%, 03/15/32	100	92,316
3.94%, 09/01/32	100	96,930
5.85%, 11/15/33	25	26,822
5.10%, 04/02/35(b)	35	35,767
6.13%, 05/15/38	171	187,269
3.75%, 03/01/45	87	69,108
4.30%, 01/02/46	87	74,546
3.45%, 10/01/49	65	47,628
3.13%, 07/15/51	104	70,389
3.00%, 03/15/52	100	66,241
Series 2020-A, 1.45%, 09/15/30(b)	51	44,694
Series C, 4.30%, 03/15/31	50	49,946
Ameren Corp.
5.70%, 12/01/26	50	50,783
1.95%, 03/15/27	133	128,904
5.00%, 01/15/29	50	51,109
3.50%, 01/15/31	171	163,227
5.38%, 03/15/35	75	77,005
Ameren Illinois Co.
3.80%, 05/15/28	50	49,813
3.85%, 09/01/32	90	86,390
4.15%, 03/15/46	87	73,075
3.25%, 03/15/50	53	37,148
5.90%, 12/01/52	50	52,401
5.55%, 07/01/54	75	75,737
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co. (continued)
5.63%, 03/01/55	$125	$ 127,383
American Electric Power Co., Inc.
5.75%, 11/01/27	100	103,241
5.20%, 01/15/29	75	77,331
2.30%, 03/01/30	75	68,640
5.95%, 11/01/32	100	107,206
5.63%, 03/01/33	32	33,638
3.25%, 03/01/50	50	33,514
Series J, 4.30%, 12/01/28	87	87,361
Appalachian Power Co.
5.65%, 04/01/34	50	52,206
7.00%, 04/01/38	50	56,634
4.40%, 05/15/44	87	73,313
Series BB, 4.50%, 08/01/32	100	98,951
Series Y, 4.50%, 03/01/49	120	100,241
Series Z, 3.70%, 05/01/50(b)	70	50,916
Arizona Public Service Co.
2.60%, 08/15/29	87	81,681
6.35%, 12/15/32	100	109,345
5.55%, 08/01/33	150	156,887
5.70%, 08/15/34	25	26,194
5.05%, 09/01/41(b)	87	82,372
4.50%, 04/01/42	71	62,568
4.20%, 08/15/48	87	70,694
3.50%, 12/01/49	64	45,864
3.35%, 05/15/50	50	35,187
5.90%, 08/15/55	65	66,560
Avista Corp., 4.35%, 06/01/48	104	87,096
Baltimore Gas and Electric Co.
2.25%, 06/15/31	81	72,514
5.30%, 06/01/34	25	26,003
5.45%, 06/01/35	100	103,873
6.35%, 10/01/36	87	96,901
3.50%, 08/15/46	121	91,384
3.20%, 09/15/49	80	55,252
2.90%, 06/15/50	79	51,418
4.55%, 06/01/52	130	112,660
5.40%, 06/01/53	85	83,436
5.65%, 06/01/54	25	25,523
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	87	85,451
3.70%, 07/15/30	137	134,127
1.65%, 05/15/31	146	126,485
6.13%, 04/01/36	337	366,692
5.95%, 05/15/37(b)	171	184,272
5.15%, 11/15/43	87	84,552
4.50%, 02/01/45	71	62,862
3.80%, 07/15/48	87	67,109
4.45%, 01/15/49	87	74,184
4.25%, 10/15/50	71	58,023
2.85%, 05/15/51	71	45,062
4.60%, 05/01/53	121	104,009
Black Hills Corp.
5.95%, 03/15/28	100	103,831
3.05%, 10/15/29	73	69,331
2.50%, 06/15/30	55	50,655
01/31/31(a)	50	49,998
4.35%, 05/01/33	71	68,417
6.15%, 05/15/34	100	106,789
6.00%, 01/15/35	25	26,612
3.88%, 10/15/49	50	37,477
Security	Par (000)	Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	$50	$ 51,585
4.80%, 03/15/30	50	51,154
4.95%, 04/01/33(b)	100	101,759
5.15%, 03/01/34(b)	40	40,970
5.05%, 03/01/35	100	101,066
3.55%, 08/01/42	74	58,771
3.95%, 03/01/48	87	69,909
5.30%, 04/01/53	30	29,379
Series AC, 4.25%, 02/01/49	75	62,861
Series AD, 2.90%, 07/01/50	60	39,296
Series AE, 2.35%, 04/01/31	100	89,979
Series AF, 3.35%, 04/01/51	87	61,842
Series AG, 3.00%, 03/01/32	70	64,024
Series AH, 3.60%, 03/01/52	50	37,119
Series AI, 4.45%, 10/01/32	40	39,772
Series AJ, 4.85%, 10/01/52	50	45,464
Series AQ, 4.95%, 08/15/35	25	24,909
CenterPoint Energy, Inc.
5.40%, 06/01/29	50	51,732
2.65%, 06/01/31	140	126,710
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	40	34,805
CMS Energy Corp.
3.45%, 08/15/27	171	168,737
4.88%, 03/01/44	120	108,746
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	50	46,161
(5-year CMT + 4.12%), 4.75%, 06/01/50(c)	50	48,763
Commonwealth Edison Co.
4.90%, 02/01/33(b)	30	30,597
5.30%, 06/01/34	25	26,094
5.90%, 03/15/36	50	53,671
6.45%, 01/15/38	100	111,401
3.70%, 03/01/45	87	68,902
3.65%, 06/15/46	130	100,657
3.00%, 03/01/50	87	57,876
5.30%, 02/01/53	40	38,760
5.95%, 06/01/55	80	85,039
Series 127, 3.20%, 11/15/49	105	72,516
Series 130, 3.13%, 03/15/51	71	47,844
Series 131, 2.75%, 09/01/51	87	54,077
Series 133, 3.85%, 03/15/52	141	107,477
Connecticut Light and Power Co.
4.65%, 01/01/29	25	25,454
4.95%, 01/15/30	50	51,430
4.90%, 07/01/33	25	25,323
4.95%, 08/15/34	25	25,300
4.30%, 04/15/44	100	86,873
4.00%, 04/01/48	100	80,916
5.25%, 01/15/53	100	96,374
Series A, 3.20%, 03/15/27	87	86,054
Series A, 2.05%, 07/01/31	140	123,661
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	87	86,607
2.40%, 06/15/31	171	154,922
5.20%, 03/01/33	50	51,997
5.50%, 03/15/34	50	52,604
5.38%, 05/15/34	25	26,060
5.13%, 03/15/35(b)	150	153,996
3.95%, 03/01/43	53	44,066
4.45%, 03/15/44	87	76,676
4.50%, 12/01/45	87	76,272
3.85%, 06/15/46	171	136,772

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
3.20%, 12/01/51	$60	$ 40,632
6.15%, 11/15/52	50	53,823
5.90%, 11/15/53	50	52,162
5.70%, 05/15/54(b)	125	128,116
4.63%, 12/01/54	100	86,169
5.50%, 03/15/55	75	74,156
4.50%, 05/15/58	150	125,450
3.70%, 11/15/59	70	50,124
3.60%, 06/15/61	130	90,553
Series 2007-A, 6.30%, 08/15/37	200	221,006
Series 2012-A, 4.20%, 03/15/42	71	61,850
Series 20A, 3.35%, 04/01/30	257	248,842
Series 20B, 3.95%, 04/01/50	171	136,140
Series C, 4.30%, 12/01/56	87	70,428
Series C, 4.00%, 11/15/57	130	99,844
Series D, 4.00%, 12/01/28	87	86,994
Series E, 4.65%, 12/01/48	87	77,033
Constellation Energy Generation LLC
5.60%, 03/01/28	50	51,673
5.80%, 03/01/33	50	53,414
6.13%, 01/15/34	25	27,206
6.25%, 10/01/39	123	133,612
5.75%, 10/01/41	87	89,303
5.60%, 06/15/42	100	101,349
6.50%, 10/01/53	100	111,443
5.75%, 03/15/54	100	101,323
Consumers Energy Co.
4.65%, 03/01/28(b)	200	202,590
3.80%, 11/15/28	50	49,718
4.90%, 02/15/29	100	102,522
4.70%, 01/15/30	25	25,530
4.50%, 01/15/31	40	40,409
4.63%, 05/15/33	100	100,090
5.05%, 05/15/35(b)	100	101,734
4.35%, 04/15/49	171	146,409
3.10%, 08/15/50	75	51,512
3.50%, 08/01/51	180	133,744
2.65%, 08/15/52(b)	38	23,654
4.20%, 09/01/52	25	20,546
Dayton Power & Light Co.
4.55%, 08/15/30(d)	50	49,860
3.95%, 06/15/49	50	37,789
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	121	122,833
6.25%, 10/15/53	50	54,973
5.10%, 06/01/65	50	45,542
Series 2025, 5.30%, 01/15/35	30	30,980
Series A, 2.30%, 12/01/31	70	61,952
Dominion Energy, Inc.
4.60%, 05/15/28(b)	125	126,258
5.00%, 06/15/30	50	51,260
5.38%, 11/15/32	50	51,954
5.45%, 03/15/35(b)	150	153,694
7.00%, 06/15/38	87	99,019
Series A, 4.35%, 08/15/32	50	49,014
Series B, 3.60%, 03/15/27	50	49,614
Series B, 3.30%, 04/15/41	75	57,143
Series B, 4.85%, 08/15/52	50	43,468
Series C, 3.38%, 04/01/30	177	170,011
Series C, 2.25%, 08/15/31	82	72,566
Series C, 4.90%, 08/01/41	50	46,284
Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc. (continued)
Series E, 6.30%, 03/15/33	$50	$ 54,048
DTE Electric Co.
2.25%, 03/01/30	100	92,274
5.20%, 04/01/33	40	41,542
5.20%, 03/01/34	50	51,748
5.25%, 05/15/35	50	51,445
3.70%, 03/15/45	51	40,168
3.70%, 06/01/46	87	68,061
3.75%, 08/15/47	70	54,445
3.95%, 03/01/49	100	80,521
2.95%, 03/01/50	100	67,408
5.40%, 04/01/53(b)	40	39,651
Series A, 1.90%, 04/01/28	87	82,751
Series A, 3.00%, 03/01/32	61	56,404
Series A, 4.00%, 04/01/43(b)	53	44,536
Series A, 4.05%, 05/15/48	87	71,725
Series B, 3.25%, 04/01/51	71	49,918
Series B, 3.65%, 03/01/52	63	47,112
DTE Energy Co.
2.85%, 10/01/26	100	98,771
4.95%, 07/01/27	125	126,591
4.88%, 06/01/28	200	203,466
5.10%, 03/01/29	75	76,849
5.20%, 04/01/30	100	103,040
5.85%, 06/01/34	250	265,625
5.05%, 10/01/35	50	49,668
Series C, 3.40%, 06/15/29	120	116,019
Duke Energy Carolinas LLC
2.95%, 12/01/26	140	138,492
3.95%, 11/15/28	75	74,982
2.45%, 08/15/29	87	81,880
2.45%, 02/01/30	71	66,183
2.55%, 04/15/31(b)	75	68,659
2.85%, 03/15/32	97	88,416
6.45%, 10/15/32	100	110,675
4.95%, 01/15/33	160	164,496
4.85%, 01/15/34	25	25,310
5.25%, 03/15/35	50	51,741
6.10%, 06/01/37	87	93,484
6.05%, 04/15/38	74	80,236
5.30%, 02/15/40	87	87,946
4.25%, 12/15/41	171	151,041
4.00%, 09/30/42	87	73,847
3.70%, 12/01/47	87	66,923
3.95%, 03/15/48	71	56,919
3.45%, 04/15/51	75	54,167
3.55%, 03/15/52	78	57,418
5.35%, 01/15/53	150	147,120
5.40%, 01/15/54	92	91,220
Series A, 6.00%, 12/01/28(b)	87	91,643
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/35	200	199,322
Duke Energy Corp.
4.85%, 01/05/27	95	95,922
3.15%, 08/15/27	87	85,618
5.00%, 12/08/27	170	173,122
4.30%, 03/15/28	90	90,418
4.85%, 01/05/29	25	25,474
3.40%, 06/15/29	120	116,611
2.45%, 06/01/30	89	81,910
2.55%, 06/15/31	150	135,607
4.50%, 08/15/32(b)	100	99,369
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
5.75%, 09/15/33	$75	$ 79,662
5.45%, 06/15/34(b)	200	208,030
4.95%, 09/15/35	105	104,311
3.30%, 06/15/41	121	93,135
4.80%, 12/15/45	87	77,542
3.75%, 09/01/46	200	153,320
3.95%, 08/15/47	87	67,625
4.20%, 06/15/49	87	69,748
3.50%, 06/15/51(b)	100	70,463
5.00%, 08/15/52	100	90,026
6.10%, 09/15/53	75	78,942
5.80%, 06/15/54	50	50,514
5.70%, 09/15/55	200	199,273
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	109	105,187
Duke Energy Florida LLC
3.80%, 07/15/28	150	149,376
2.50%, 12/01/29	59	55,428
1.75%, 06/15/30	82	73,401
2.40%, 12/15/31	141	126,744
5.88%, 11/15/33	35	37,763
6.35%, 09/15/37	200	222,275
6.40%, 06/15/38	200	224,645
3.40%, 10/01/46	87	64,406
3.00%, 12/15/51	65	42,519
5.95%, 11/15/52	100	105,179
6.20%, 11/15/53	50	54,643
Duke Energy Indiana LLC
5.25%, 03/01/34	25	25,794
6.12%, 10/15/35	150	163,900
3.75%, 05/15/46	87	68,631
2.75%, 04/01/50	100	63,518
5.40%, 04/01/53	50	48,927
Series WWW, 4.90%, 07/15/43	87	81,569
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	36,248
5.30%, 06/15/35	25	25,780
3.70%, 06/15/46	87	67,315
5.65%, 04/01/53	50	50,395
5.55%, 03/15/54	25	24,973
Duke Energy Progress LLC
3.70%, 09/01/28	65	64,501
3.45%, 03/15/29	87	85,264
2.00%, 08/15/31	74	65,056
3.40%, 04/01/32	67	63,259
5.25%, 03/15/33	30	31,217
5.10%, 03/15/34	25	25,724
5.05%, 03/15/35	150	152,417
4.10%, 05/15/42	53	45,388
4.10%, 03/15/43	87	74,166
4.38%, 03/30/44	74	64,399
4.15%, 12/01/44	87	73,844
4.20%, 08/15/45	87	73,742
3.70%, 10/15/46	87	67,306
2.50%, 08/15/50	87	52,148
2.90%, 08/15/51	74	47,398
4.00%, 04/01/52	55	43,340
5.35%, 03/15/53	50	48,713
5.55%, 03/15/55	50	50,200
Edison International
5.75%, 06/15/27	50	50,584
4.13%, 03/15/28	171	167,862
5.25%, 11/15/28(b)	25	25,201
Security	Par (000)	Value
Electric Utilities (continued)
Edison International (continued)
5.45%, 06/15/29	$50	$ 50,387
6.95%, 11/15/29	45	47,762
5.25%, 03/15/32	100	99,051
El Paso Electric Co., 6.00%, 05/15/35	87	90,101
Emera U.S. Finance LP
2.64%, 06/15/31	55	49,097
4.75%, 06/15/46	112	96,641
Enel Americas SA, 4.00%, 10/25/26	100	99,835
Enel Chile SA, 4.88%, 06/12/28	100	101,540
Entergy Arkansas LLC
5.15%, 01/15/33	50	51,702
5.30%, 09/15/33	50	51,837
5.45%, 06/01/34	50	52,265
4.20%, 04/01/49	100	81,923
2.65%, 06/15/51	75	45,353
3.35%, 06/15/52	87	60,338
5.75%, 06/01/54	25	25,594
Entergy Corp.
1.90%, 06/15/28	71	66,944
2.80%, 06/15/30	79	73,716
2.40%, 06/15/31	104	92,961
3.75%, 06/15/50(b)	71	52,291
Entergy Louisiana LLC
3.12%, 09/01/27	150	147,876
1.60%, 12/15/30	82	71,921
4.00%, 03/15/33	87	83,510
5.35%, 03/15/34	225	233,470
5.15%, 09/15/34	50	51,053
4.20%, 09/01/48	87	71,459
4.20%, 04/01/50	171	139,023
4.75%, 09/15/52	50	44,481
5.70%, 03/15/54	125	126,140
5.80%, 03/15/55	150	153,579
Entergy Mississippi LLC
2.85%, 06/01/28	87	84,445
5.00%, 09/01/33	20	20,357
3.85%, 06/01/49	87	67,211
5.85%, 06/01/54	75	76,779
5.80%, 04/15/55	75	76,833
Entergy Texas, Inc.
5.25%, 04/15/35	50	51,243
5.00%, 09/15/52	50	45,128
5.80%, 09/01/53	25	25,354
5.55%, 09/15/54	25	24,559
Evergy Kansas Central, Inc.
5.90%, 11/15/33	25	26,904
5.25%, 03/15/35	25	25,460
4.13%, 03/01/42	100	85,186
4.25%, 12/01/45	121	102,043
3.25%, 09/01/49	87	60,065
3.45%, 04/15/50	87	62,195
5.70%, 03/15/53	70	70,664
Evergy Metro, Inc.
4.95%, 04/15/33	30	30,460
5.40%, 04/01/34(b)	25	26,000
5.13%, 08/15/35	75	75,796
5.30%, 10/01/41	50	49,521
Series 2020, 2.25%, 06/01/30(b)	50	45,810
Evergy, Inc., 2.90%, 09/15/29	87	82,514
Eversource Energy
5.00%, 01/01/27	25	25,243
2.90%, 03/01/27	67	65,801

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Eversource Energy (continued)
4.60%, 07/01/27	$50	$ 50,282
5.45%, 03/01/28	95	97,581
5.95%, 02/01/29	75	78,528
2.55%, 03/15/31	87	78,443
5.85%, 04/15/31	75	79,454
3.38%, 03/01/32	67	61,959
5.13%, 05/15/33	115	116,602
5.50%, 01/01/34	75	77,446
5.95%, 07/15/34	75	79,561
3.45%, 01/15/50	71	50,823
Series M, 3.30%, 01/15/28	257	251,580
Series O, 4.25%, 04/01/29	75	74,779
Series R, 1.65%, 08/15/30(b)	140	122,908
Exelon Corp.
2.75%, 03/15/27	53	51,957
5.15%, 03/15/28	110	112,509
5.15%, 03/15/29	75	77,145
4.05%, 04/15/30	171	169,149
5.13%, 03/15/31	50	51,552
3.35%, 03/15/32	200	186,836
5.30%, 03/15/33	70	72,524
5.45%, 03/15/34	35	36,326
4.95%, 06/15/35	50	49,404
5.63%, 06/15/35	100	104,264
5.10%, 06/15/45	87	81,083
4.45%, 04/15/46	100	85,149
4.70%, 04/15/50	87	75,108
4.10%, 03/15/52	86	67,247
5.60%, 03/15/53	100	97,758
5.88%, 03/15/55	150	152,603
FirstEnergy Corp.
2.65%, 03/01/30	75	69,585
Series B, 3.90%, 07/15/27	150	149,080
Series B, 2.25%, 09/01/30	100	89,858
Series C, 4.85%, 07/15/47	100	88,516
Series C, 3.40%, 03/01/50	150	104,722
FirstEnergy Transmission LLC
4.55%, 01/15/30	30	30,192
4.75%, 01/15/33(d)	75	74,853
5.00%, 01/15/35	50	50,030
Florida Power & Light Co.
5.05%, 04/01/28	40	41,046
4.40%, 05/15/28	35	35,394
5.15%, 06/15/29	70	72,640
4.63%, 05/15/30	35	35,645
2.45%, 02/03/32	150	134,708
5.10%, 04/01/33	70	72,427
4.80%, 05/15/33	225	228,876
5.30%, 06/15/34	100	104,316
4.95%, 06/01/35	100	101,556
5.95%, 02/01/38	50	54,336
5.69%, 03/01/40	87	91,757
5.25%, 02/01/41	87	87,296
4.13%, 02/01/42	87	75,688
4.05%, 10/01/44	130	109,634
3.70%, 12/01/47	71	55,211
3.95%, 03/01/48	87	70,980
4.13%, 06/01/48	57	47,220
3.99%, 03/01/49	87	70,202
3.15%, 10/01/49	100	69,810
2.88%, 12/04/51	200	129,230
5.30%, 04/01/53	100	98,166
Security	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
5.60%, 06/15/54	$70	$ 71,566
5.70%, 03/15/55	160	165,848
5.80%, 03/15/65	100	104,746
Fortis, Inc./Canada, 3.06%, 10/04/26(b)	171	169,032
Georgia Power Co.
4.65%, 05/16/28	100	101,482
4.00%, 10/01/28	50	49,999
4.55%, 03/15/30(b)	75	76,160
4.85%, 03/15/31	125	128,348
4.70%, 05/15/32	90	91,087
4.95%, 05/17/33(b)	100	102,009
5.25%, 03/15/34	250	257,885
5.20%, 03/15/35	75	76,855
4.30%, 03/15/42	221	195,076
5.13%, 05/15/52	90	85,829
5.50%, 10/01/55	75	74,773
Series A, 3.25%, 03/15/51	100	69,902
Series B, 2.65%, 09/15/29	171	161,924
Series B, 3.70%, 01/30/50	171	130,533
Idaho Power Co.
5.20%, 08/15/34	25	25,799
5.50%, 03/15/53	45	44,549
5.80%, 04/01/54	25	25,662
5.70%, 03/15/55	50	50,813
Series K, 4.20%, 03/01/48	60	49,651
Indiana Michigan Power Co.
6.05%, 03/15/37	62	67,250
4.25%, 08/15/48	87	70,737
3.25%, 05/01/51	50	33,726
5.63%, 04/01/53	35	35,115
Series K, 4.55%, 03/15/46	54	47,235
Series L, 3.75%, 07/01/47(b)	71	55,166
Interstate Power and Light Co.
4.10%, 09/26/28	75	74,752
5.70%, 10/15/33	25	26,215
4.95%, 09/30/34	75	74,575
5.60%, 06/29/35	50	51,947
3.70%, 09/15/46	87	66,096
3.50%, 09/30/49(b)	78	56,633
5.60%, 10/01/55	50	49,188
IPALCO Enterprises, Inc.
4.25%, 05/01/30	71	69,496
5.75%, 04/01/34	70	71,590
ITC Holdings Corp., 5.30%, 07/01/43	35	33,565
Jersey Central Power & Light Co.
4.15%, 01/15/29(d)	50	49,936
4.40%, 01/15/31(d)	50	49,824
5.10%, 01/15/35	100	101,348
5.15%, 01/15/36(d)	50	50,561
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	50	47,828
Kentucky Utilities Co.
5.13%, 11/01/40	100	97,968
4.38%, 10/01/45	171	146,949
3.30%, 06/01/50	75	52,262
5.85%, 08/15/55	50	51,374
Series Kent, 5.45%, 04/15/33	20	20,909
Louisville Gas and Electric Co.
5.45%, 04/15/33	200	209,319
5.85%, 08/15/55	60	61,675
MidAmerican Energy Co.
3.65%, 04/15/29	87	85,732
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co. (continued)
5.35%, 01/15/34	$25	$ 26,109
4.80%, 09/15/43	87	80,263
3.65%, 08/01/48	87	66,359
4.25%, 07/15/49	107	89,435
3.15%, 04/15/50	87	59,819
2.70%, 08/01/52	75	47,148
5.85%, 09/15/54(b)	100	105,289
5.30%, 02/01/55	100	97,295
Mississippi Power Co.(b)
Series 12-A, 4.25%, 03/15/42	87	75,767
Series B, 3.10%, 07/30/51	87	58,685
National Grid PLC
5.60%, 06/12/28	100	103,484
5.81%, 06/12/33	100	106,605
5.42%, 01/11/34	100	103,717
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	25	25,407
4.80%, 02/05/27	50	50,483
5.10%, 05/06/27	25	25,407
4.12%, 09/16/27	50	50,178
3.40%, 02/07/28(b)	341	336,033
4.80%, 03/15/28	125	127,314
5.05%, 09/15/28	50	51,318
4.85%, 02/07/29	50	51,143
3.70%, 03/15/29	100	98,580
5.15%, 06/15/29	50	51,789
4.95%, 02/07/30(b)	60	61,805
2.40%, 03/15/30	144	133,796
5.00%, 02/07/31	25	25,756
1.65%, 06/15/31	100	86,307
2.75%, 04/15/32	87	78,518
4.02%, 11/01/32	107	103,663
4.15%, 12/15/32(b)	30	29,256
5.80%, 01/15/33	50	53,641
5.00%, 08/15/34	25	25,479
4.30%, 03/15/49	87	73,821
Series D, 4.15%, 08/25/28	50	50,135
Nevada Power Co.
6.00%, 03/15/54	50	52,013
Series CC, 3.70%, 05/01/29	200	196,773
Series DD, 2.40%, 05/01/30	71	65,736
Series EE, 3.13%, 08/01/50(b)	71	46,852
Series GG, 5.90%, 05/01/53	50	50,863
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	154	149,759
3.55%, 05/01/27	171	169,561
4.63%, 07/15/27	300	302,940
4.69%, 09/01/27	65	65,707
4.85%, 02/04/28	60	61,058
4.90%, 02/28/28	150	152,624
1.90%, 06/15/28	119	112,489
4.90%, 03/15/29	100	102,281
3.50%, 04/01/29	100	97,743
2.75%, 11/01/29	86	81,289
5.00%, 02/28/30(b)	150	154,643
5.05%, 03/15/30	75	77,225
2.25%, 06/01/30	300	273,907
2.44%, 01/15/32	86	75,990
5.30%, 03/15/32	65	67,501
5.00%, 07/15/32	135	138,032
5.05%, 02/28/33(b)	150	153,213
5.25%, 03/15/34	100	102,697
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.45%, 03/15/35	$325	$ 336,145
3.00%, 01/15/52	96	61,664
5.25%, 02/28/53	150	141,451
5.55%, 03/15/54	150	146,810
5.90%, 03/15/55	105	108,212
(5-year CMT + 2.46%), 6.75%, 06/15/54(b)(c)	125	134,341
Northern States Power Co.
2.25%, 04/01/31	55	49,878
5.05%, 05/15/35(b)	75	76,493
3.40%, 08/15/42	70	54,480
4.00%, 08/15/45	85	70,411
2.90%, 03/01/50	79	53,029
2.60%, 06/01/51	200	124,993
3.20%, 04/01/52	80	56,252
4.50%, 06/01/52	69	59,750
5.10%, 05/15/53	40	38,019
5.40%, 03/15/54	85	84,269
5.65%, 06/15/54	25	25,790
5.65%, 05/15/55	75	76,957
NorthWestern Corp., 4.18%, 11/15/44	50	41,866
NSTAR Electric Co.
4.85%, 03/01/30	50	51,221
5.40%, 06/01/34	25	26,024
5.20%, 03/01/35	50	50,952
4.40%, 03/01/44	50	43,675
4.55%, 06/01/52	79	68,620
4.95%, 09/15/52	50	45,901
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	300	306,992
OGE Energy Corp., 5.45%, 05/15/29	25	25,968
Oglethorpe Power Corp.
4.50%, 04/01/47	61	51,550
5.05%, 10/01/48	41	37,282
3.75%, 08/01/50	87	62,791
5.25%, 09/01/50	60	55,786
6.20%, 12/01/53	50	52,628
5.80%, 06/01/54	75	75,006
5.90%, 02/01/55	50	50,575
Ohio Power Co.
5.65%, 06/01/34	25	26,139
4.15%, 04/01/48	71	56,350
4.00%, 06/01/49	50	38,601
Series Q, 1.63%, 01/15/31	76	65,762
Series R, 2.90%, 10/01/51	76	47,290
Oklahoma Gas & Electric Co.
3.80%, 08/15/28	50	49,687
3.30%, 03/15/30	50	48,168
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	171	164,187
5.40%, 01/15/33	100	104,575
5.60%, 04/01/53	75	74,893
5.80%, 04/01/55(b)	60	61,357
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(d)	50	50,341
3.70%, 11/15/28	62	61,307
4.65%, 11/01/29	50	50,796
2.75%, 05/15/30	171	160,423
4.55%, 09/15/32	75	74,884
5.65%, 11/15/33	55	58,540
5.35%, 04/01/35(d)	40	41,372
5.25%, 09/30/40	87	87,078
5.30%, 06/01/42	75	74,000

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
3.75%, 04/01/45	$87	$ 68,737
3.80%, 06/01/49	171	131,458
3.10%, 09/15/49	86	58,199
2.70%, 11/15/51	74	45,441
4.60%, 06/01/52	200	170,794
4.95%, 09/15/52	50	45,549
5.35%, 10/01/52	50	48,031
5.55%, 06/15/54	75	74,644
5.80%, 04/01/55(d)	50	51,425
Pacific Gas & Electric Co.
3.30%, 03/15/27	50	49,327
5.05%, 10/15/32	50	49,905
6.10%, 10/15/55	75	74,895
Pacific Gas and Electric Co.
5.45%, 06/15/27	100	101,672
2.10%, 08/01/27	202	194,171
3.30%, 12/01/27(b)	145	141,908
5.00%, 06/04/28	75	76,044
3.00%, 06/15/28	109	105,081
3.75%, 07/01/28	171	167,937
6.10%, 01/15/29	30	31,383
4.20%, 03/01/29	130	128,817
5.55%, 05/15/29	75	77,201
4.55%, 07/01/30	341	338,631
2.50%, 02/01/31	257	228,962
3.25%, 06/01/31	100	91,954
4.40%, 03/01/32	137	133,412
5.90%, 06/15/32	100	104,547
6.15%, 01/15/33	115	121,715
6.40%, 06/15/33	40	42,998
6.95%, 03/15/34	90	99,827
5.80%, 05/15/34	125	129,520
5.70%, 03/01/35	130	133,162
6.00%, 08/15/35	95	99,425
4.50%, 07/01/40	241	209,615
3.30%, 08/01/40	154	116,679
4.20%, 06/01/41	78	63,872
4.75%, 02/15/44	87	74,430
4.30%, 03/15/45	74	59,369
3.95%, 12/01/47	150	112,102
4.95%, 07/01/50	404	346,748
3.50%, 08/01/50	155	105,742
5.25%, 03/01/52	200	177,821
6.75%, 01/15/53(b)	135	145,455
6.70%, 04/01/53	135	144,359
5.90%, 10/01/54	100	97,410
6.15%, 03/01/55	50	50,284
PacifiCorp
5.10%, 02/15/29	50	51,264
3.50%, 06/15/29	300	291,470
2.70%, 09/15/30	100	92,284
5.30%, 02/15/31	50	51,835
5.45%, 02/15/34(b)	150	153,649
5.25%, 06/15/35	87	88,234
6.35%, 07/15/38	257	276,433
6.00%, 01/15/39	250	261,289
4.10%, 02/01/42	87	71,819
4.15%, 02/15/50	87	67,676
2.90%, 06/15/52	74	45,127
5.35%, 12/01/53	100	92,205
5.50%, 05/15/54	80	75,550
5.80%, 01/15/55	175	171,521
Security	Par (000)	Value
Electric Utilities (continued)
PECO Energy Co.
4.90%, 06/15/33	$54	$ 55,147
4.88%, 09/15/35	75	75,388
3.00%, 09/15/49	69	46,427
3.05%, 03/15/51	63	41,560
2.85%, 09/15/51	82	52,699
4.60%, 05/15/52	100	88,427
4.38%, 08/15/52	50	42,272
5.25%, 09/15/54	100	96,823
5.65%, 09/15/55	130	132,834
PG&E Recovery Funding LLC, Series 2024-A, Class A2, 5.23%, 06/01/42	500	511,386
Pinnacle West Capital Corp., 4.90%, 05/15/28	70	71,113
Potomac Electric Power Co.
5.20%, 03/15/34	25	25,744
6.50%, 11/15/37	100	111,970
4.15%, 03/15/43	87	74,042
5.50%, 03/15/54	25	24,850
PPL Capital Funding, Inc., 5.25%, 09/01/34	100	102,275
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	102,914
4.85%, 02/15/34	25	25,286
4.75%, 07/15/43	87	80,563
3.00%, 10/01/49	60	40,178
5.25%, 05/15/53	100	97,485
5.55%, 08/15/55	100	100,817
Progress Energy, Inc., 7.75%, 03/01/31	50	57,629
Public Service Co. of Colorado
3.70%, 06/15/28	171	169,913
5.35%, 05/15/34	75	77,464
5.15%, 09/15/35	150	151,920
3.60%, 09/15/42	87	68,587
4.30%, 03/15/44	75	63,327
3.80%, 06/15/47	171	131,809
5.25%, 04/01/53	150	142,031
5.75%, 05/15/54	125	127,399
5.85%, 05/15/55	125	128,633
Series 35, 1.90%, 01/15/31	140	123,349
Series 38, 4.10%, 06/01/32(b)	80	78,433
Public Service Co. of New Hampshire
4.40%, 07/01/28	25	25,245
5.35%, 10/01/33	50	52,319
5.15%, 01/15/53	45	42,729
Public Service Co. of Oklahoma
5.25%, 01/15/33	100	102,846
5.20%, 01/15/35	100	101,235
5.45%, 01/15/36	125	127,684
Series J, 2.20%, 08/15/31	87	76,606
Series K, 3.15%, 08/15/51	70	45,672
Public Service Electric and Gas Co.
3.65%, 09/01/28	200	198,064
3.20%, 05/15/29	87	84,334
2.45%, 01/15/30	71	66,261
1.90%, 08/15/31	141	123,659
4.90%, 12/15/32	100	102,276
4.65%, 03/15/33	35	35,184
5.20%, 03/01/34	50	51,760
4.85%, 08/01/34	150	151,395
4.90%, 08/15/35	25	25,194
3.95%, 05/01/42	50	42,032
3.65%, 09/01/42	50	40,303
3.80%, 03/01/46	114	91,161
3.85%, 05/01/49	87	68,263
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
3.15%, 01/01/50	$71	$ 49,379
2.70%, 05/01/50	50	31,589
3.00%, 03/01/51	71	47,005
5.13%, 03/15/53	75	71,389
5.45%, 08/01/53	100	99,850
5.45%, 03/01/54	50	49,912
5.30%, 08/01/54	50	48,962
Series Q, 5.05%, 03/01/35	35	35,699
Series Q, 5.50%, 03/01/55	50	50,220
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	52,383
5.20%, 04/01/29	50	51,593
4.90%, 03/15/30	45	45,997
1.60%, 08/15/30	100	87,698
2.45%, 11/15/31	100	88,723
6.13%, 10/15/33	50	53,977
5.45%, 04/01/34(b)	50	51,753
5.40%, 03/15/35	50	51,518
Puget Energy, Inc.
2.38%, 06/15/28	121	114,888
4.10%, 06/15/30	87	84,964
4.22%, 03/15/32	61	58,418
5.73%, 03/15/35	75	77,394
Puget Sound Energy, Inc.
5.33%, 06/15/34	25	25,795
5.80%, 03/15/40	87	90,507
4.30%, 05/20/45	50	41,708
4.22%, 06/15/48	87	71,315
3.25%, 09/15/49	50	34,564
2.89%, 09/15/51	50	31,654
5.45%, 06/01/53	100	97,848
5.69%, 06/15/54	25	25,350
5.60%, 09/15/55	75	74,534
San Diego Gas & Electric Co.
4.95%, 08/15/28	100	102,429
5.40%, 04/15/35	100	103,272
4.50%, 08/15/40	50	46,023
4.15%, 05/15/48	121	98,151
5.35%, 04/01/53	95	91,315
5.55%, 04/15/54	150	147,501
Series TTT, 4.10%, 06/15/49	50	40,117
Series VVV, 1.70%, 10/01/30	87	76,766
Series WWW, 2.95%, 08/15/51	100	65,203
Series XXX, 3.00%, 03/15/32	100	91,671
Sempra
3.40%, 02/01/28	341	334,539
3.70%, 04/01/29	86	84,271
5.50%, 08/01/33(b)	50	52,115
3.80%, 02/01/38	171	146,172
4.00%, 02/01/48	171	131,806
(5-year CMT + 2.63%), 6.40%, 10/01/54(c)	150	153,268
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	87	84,649
Sierra Pacific Power Co., 5.90%, 03/15/54	75	76,367
Southern California Edison Co.
4.88%, 02/01/27	50	50,289
5.85%, 11/01/27	50	51,301
5.30%, 03/01/28	200	203,588
5.15%, 06/01/29	50	50,863
2.85%, 08/01/29	400	374,601
5.25%, 03/15/30	75	76,476
2.25%, 06/01/30	171	153,312
5.45%, 06/01/31	45	46,313
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
5.95%, 11/01/32	$40	$ 42,155
6.00%, 01/15/34(b)	257	269,094
5.20%, 06/01/34	100	99,402
5.45%, 03/01/35(b)	50	50,603
5.50%, 03/15/40	50	48,975
4.50%, 09/01/40	171	151,239
4.65%, 10/01/43	62	52,806
4.00%, 04/01/47	171	129,365
3.65%, 02/01/50	141	98,543
3.45%, 02/01/52	70	46,547
5.70%, 03/01/53	50	46,951
5.88%, 12/01/53(b)	90	86,920
5.75%, 04/15/54	50	47,201
5.90%, 03/01/55	80	77,636
6.20%, 09/15/55	75	75,609
Series 2008-A, 5.95%, 02/01/38	87	88,708
Series 20A, 2.95%, 02/01/51	100	61,162
Series B, 3.65%, 03/01/28	50	49,135
Series B, 4.88%, 03/01/49	87	73,554
Series C, 3.60%, 02/01/45	87	63,311
Series C, 4.13%, 03/01/48	100	76,406
Series D, 4.70%, 06/01/27	65	65,232
Series E, 5.45%, 06/01/52	150	136,176
Series G, 2.50%, 06/01/31	166	147,191
Series H, 3.65%, 06/01/51	76	52,526
Southern Co.
5.11%, 08/01/27	100	101,691
4.85%, 06/15/28	60	61,096
5.50%, 03/15/29	75	77,984
5.20%, 06/15/33	60	61,683
5.70%, 03/15/34	75	79,212
4.85%, 03/15/35	50	49,487
4.25%, 07/01/36	150	139,381
4.40%, 07/01/46	130	110,799
Series A, 3.70%, 04/30/30	200	194,942
Southern Power Co.
5.25%, 07/15/43	87	83,551
Series A, 4.25%, 10/01/30	50	49,699
Series B, 4.90%, 10/01/35	50	49,310
Series F, 4.95%, 12/15/46	71	63,715
Southwestern Electric Power Co.
5.30%, 04/01/33	25	25,553
3.25%, 11/01/51	71	47,305
Series K, 2.75%, 10/01/26	100	98,639
Series L, 3.85%, 02/01/48	100	75,136
Series M, 4.10%, 09/15/28	171	170,450
Southwestern Public Service Co.
5.30%, 05/15/35	50	51,045
3.70%, 08/15/47	87	65,529
3.75%, 06/15/49	71	53,159
6.00%, 06/01/54	75	78,104
Series 8, 3.15%, 05/01/50	71	47,896
System Energy Resources, Inc., 5.30%, 12/15/34	75	75,491
Tampa Electric Co.
4.90%, 03/01/29	35	35,786
5.15%, 03/01/35	50	50,691
4.10%, 06/15/42	37	31,492
4.30%, 06/15/48	71	59,565
4.45%, 06/15/49	64	54,199
3.63%, 06/15/50	80	58,845
5.00%, 07/15/52	35	31,838
Toledo Edison Co., 6.15%, 05/15/37	74	80,350

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Tucson Electric Power Co.
3.25%, 05/15/32(b)	$87	$ 80,242
5.20%, 09/15/34	25	25,437
4.85%, 12/01/48	87	77,489
5.50%, 04/15/53	70	68,390
5.90%, 04/15/55	25	25,523
Union Electric Co.
2.95%, 06/15/27	171	168,460
2.95%, 03/15/30	100	95,019
2.15%, 03/15/32	171	149,000
5.20%, 04/01/34	50	51,513
5.25%, 04/15/35(b)	50	51,531
4.00%, 04/01/48	71	57,042
3.25%, 10/01/49	87	59,811
3.90%, 04/01/52	100	78,165
5.45%, 03/15/53	100	97,956
5.25%, 01/15/54	50	47,795
5.13%, 03/15/55	120	113,343
Virginia Electric and Power Co.
2.30%, 11/15/31	87	76,886
2.40%, 03/30/32(b)	70	61,812
5.00%, 04/01/33	45	45,796
5.30%, 08/15/33(b)	50	51,856
5.00%, 01/15/34	25	25,281
5.05%, 08/15/34	100	101,363
5.15%, 03/15/35	125	127,285
8.88%, 11/15/38	150	202,019
4.00%, 01/15/43	87	72,634
4.45%, 02/15/44	162	141,876
4.60%, 12/01/48	81	70,722
3.30%, 12/01/49	71	49,065
2.45%, 12/15/50	100	58,217
2.95%, 11/15/51	87	55,638
5.45%, 04/01/53	100	97,635
5.70%, 08/15/53	50	50,567
5.35%, 01/15/54	25	24,024
5.55%, 08/15/54	75	74,322
5.65%, 03/15/55	75	75,437
Series A, 3.50%, 03/15/27	130	129,042
Series A, 3.80%, 04/01/28	87	86,650
Series A, 2.88%, 07/15/29	60	57,269
Series A, 6.00%, 05/15/37	87	93,496
Series B, 3.75%, 05/15/27	78	77,643
Series B, 6.00%, 01/15/36	171	183,648
Series B, 4.20%, 05/15/45	150	125,381
Series B, 3.80%, 09/15/47	87	67,292
Series C, 4.90%, 09/15/35	100	99,477
Series C, 4.00%, 11/15/46	75	60,275
Series C, 4.63%, 05/15/52	61	52,705
Series D, 4.65%, 08/15/43	187	169,428
Series D, 5.60%, 09/15/55	160	159,371
WEC Energy Group, Inc.
5.15%, 10/01/27	100	101,899
4.75%, 01/15/28	100	101,404
Wisconsin Electric Power Co.
1.70%, 06/15/28(b)	86	81,112
5.00%, 05/15/29	25	25,749
4.15%, 10/15/30	45	44,810
4.75%, 09/30/32(b)	80	81,987
4.60%, 10/01/34	25	24,858
5.05%, 10/01/54(b)	100	93,728
Security	Par (000)	Value
Electric Utilities (continued)
Wisconsin Power and Light Co.
3.00%, 07/01/29	$171	$ 163,565
1.95%, 09/16/31	66	57,095
3.95%, 09/01/32	100	95,984
3.65%, 04/01/50	100	73,255
Wisconsin Public Service Corp.
3.30%, 09/01/49	109	76,562
2.85%, 12/01/51	82	51,895
Xcel Energy, Inc.
3.35%, 12/01/26	87	86,140
1.75%, 03/15/27	87	84,069
4.75%, 03/21/28	25	25,308
4.00%, 06/15/28	171	170,724
2.60%, 12/01/29	70	65,378
3.40%, 06/01/30	100	95,857
2.35%, 11/15/31	71	62,495
4.60%, 06/01/32	83	82,347
5.45%, 08/15/33	100	103,455
5.50%, 03/15/34	75	77,393
5.60%, 04/15/35	150	155,496
3.50%, 12/01/49	70	50,210
		75,765,831
Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	100	89,854
Allegion PLC, 3.50%, 10/01/29	87	84,153
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	40	41,765
5.60%, 05/29/34	50	52,186
Amphenol Corp.
5.05%, 04/05/27	25	25,395
4.38%, 06/12/28	75	75,678
5.05%, 04/05/29	25	25,795
2.80%, 02/15/30	171	161,796
2.20%, 09/15/31	82	72,770
5.25%, 04/05/34	50	52,157
5.00%, 01/15/35(b)	100	102,030
5.38%, 11/15/54	50	49,983
Arrow Electronics, Inc.
5.15%, 08/21/29	50	51,187
2.95%, 02/15/32	71	63,366
5.88%, 04/10/34	25	26,201
Avnet, Inc.
6.25%, 03/15/28	40	41,625
3.00%, 05/15/31	87	78,754
5.50%, 06/01/32	70	71,319
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	140	137,344
4.25%, 04/01/28	71	70,595
3.28%, 12/01/28	25	24,149
3.25%, 02/15/29	104	99,609
5.10%, 03/01/30	50	50,887
3.57%, 12/01/31	140	130,702
5.55%, 08/22/34(b)	75	76,902
Emerson Electric Co.
2.00%, 12/21/28	87	81,850
1.95%, 10/15/30	100	90,068
2.20%, 12/21/31(b)	125	110,828
5.00%, 03/15/35	25	25,630
2.75%, 10/15/50	171	111,158
2.80%, 12/21/51	58	37,257
Flex Ltd.
6.00%, 01/15/28	200	206,392
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd. (continued)
4.88%, 06/15/29	$87	$ 87,866
4.88%, 05/12/30	50	50,476
5.25%, 01/15/32	50	51,174
Honeywell International, Inc.
2.50%, 11/01/26	300	295,175
1.10%, 03/01/27(b)	171	164,248
4.65%, 07/30/27	75	75,890
4.95%, 02/15/28	100	102,240
4.25%, 01/15/29	40	40,188
2.70%, 08/15/29	257	244,806
4.88%, 09/01/29	75	77,119
4.70%, 02/01/30	275	280,332
1.95%, 06/01/30(b)	171	154,914
1.75%, 09/01/31	171	148,099
4.95%, 09/01/31	75	77,535
4.75%, 02/01/32	75	76,349
5.00%, 02/15/33	100	102,868
4.50%, 01/15/34	140	138,694
5.00%, 03/01/35	150	152,499
5.38%, 03/01/41	50	51,572
3.81%, 11/21/47	87	68,395
2.80%, 06/01/50	76	49,512
5.25%, 03/01/54	225	216,567
5.35%, 03/01/64	75	72,147
Hubbell, Inc., 3.15%, 08/15/27	100	98,203
Jabil, Inc.
4.25%, 05/15/27	80	80,007
3.60%, 01/15/30	75	72,330
3.00%, 01/15/31	200	184,185
Keysight Technologies, Inc.
4.60%, 04/06/27	100	100,463
3.00%, 10/30/29	140	133,126
4.95%, 10/15/34	100	100,633
TD SYNNEX Corp.
2.38%, 08/09/28	100	94,919
2.65%, 08/09/31	87	78,052
Trimble, Inc.
4.90%, 06/15/28	75	76,382
6.10%, 03/15/33	100	107,498
Tyco Electronics Group SA
4.50%, 02/09/31	25	25,307
2.50%, 02/04/32	60	53,726
5.00%, 05/09/35	150	152,193
Vontier Corp.
2.40%, 04/01/28	25	23,781
2.95%, 04/01/31	50	45,670
		6,624,525
Energy Equipment & Services — 0.0%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	72,584
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	119	116,162
3.34%, 12/15/27	79	77,878
3.14%, 11/07/29	82	78,880
4.08%, 12/15/47	257	207,232
Halliburton Co.
2.92%, 03/01/30	75	70,592
4.85%, 11/15/35	171	168,415
7.45%, 09/15/39	200	238,215
4.50%, 11/15/41	50	44,323
Security	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co. (continued)
4.75%, 08/01/43	$214	$ 191,517
5.00%, 11/15/45(b)	200	181,847
NOV, Inc.
3.60%, 12/01/29	71	68,581
3.95%, 12/01/42	153	118,976
		1,635,202
Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(b)	75	59,792
Republic Services, Inc.
3.95%, 05/15/28	300	300,075
4.88%, 04/01/29	50	51,248
5.00%, 11/15/29	50	51,620
2.30%, 03/01/30	75	69,384
4.75%, 07/15/30	40	40,974
1.45%, 02/15/31	153	132,537
1.75%, 02/15/32(b)	171	146,929
2.38%, 03/15/33(b)	257	224,153
5.00%, 12/15/33	40	41,334
5.00%, 04/01/34	100	102,576
5.20%, 11/15/34	45	46,659
5.15%, 03/15/35	135	139,392
Veralto Corp.
5.35%, 09/18/28	75	77,401
5.45%, 09/18/33	75	78,429
Waste Connections, Inc.
2.60%, 02/01/30	150	140,781
2.20%, 01/15/32	171	150,310
3.20%, 06/01/32	73	67,596
4.20%, 01/15/33	100	98,096
5.00%, 03/01/34	50	51,048
5.25%, 09/01/35(b)	45	46,367
2.95%, 01/15/52	125	81,817
Waste Management, Inc.
4.95%, 07/03/27	55	55,958
3.15%, 11/15/27	171	168,142
4.50%, 03/15/28	100	101,206
4.88%, 02/15/29	75	77,006
2.00%, 06/01/29	86	80,037
4.63%, 02/15/30	100	101,704
4.65%, 03/15/30	100	102,016
1.50%, 03/15/31	171	148,175
4.95%, 07/03/31	50	51,694
4.80%, 03/15/32	100	102,178
4.15%, 04/15/32	200	197,867
4.63%, 02/15/33	100	101,127
4.88%, 02/15/34	75	76,714
4.95%, 03/15/35	200	202,997
2.95%, 06/01/41	100	75,846
4.15%, 07/15/49	87	72,708
5.35%, 10/15/54	130	128,073
		4,041,966
Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	500	491,370
6.45%, 04/15/27	150	154,690
3.65%, 07/21/27	345	341,910
4.63%, 10/15/27	150	151,124
3.88%, 01/23/28	150	148,815
5.75%, 06/06/28(b)	150	155,414

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.00%, 10/29/28	$427	$ 411,497
4.63%, 09/10/29	150	151,314
6.15%, 09/30/30	150	160,683
4.38%, 11/15/30(a)	150	149,251
5.38%, 12/15/31	150	155,136
3.30%, 01/30/32	400	368,357
3.40%, 10/29/33	195	175,209
5.30%, 01/19/34	150	153,422
4.95%, 09/10/34(b)	150	149,311
5.00%, 11/15/35(a)	150	148,351
3.85%, 10/29/41(b)	150	123,256
Air Lease Corp.
2.20%, 01/15/27	200	194,545
3.63%, 12/01/27	70	68,931
5.30%, 02/01/28	200	203,613
2.10%, 09/01/28	87	81,375
5.10%, 03/01/29	50	50,765
3.25%, 10/01/29	87	82,619
3.00%, 02/01/30	71	66,117
5.20%, 07/15/31	50	50,932
2.88%, 01/15/32	200	179,089
Ally Financial, Inc.
4.75%, 06/09/27(b)	340	341,749
7.10%, 11/15/27	200	210,486
2.20%, 11/02/28(b)	100	93,464
8.00%, 11/01/31	321	365,445
(1-day SOFR + 1.78%), 5.55%, 07/31/33(c)	50	50,185
(1-day SOFR + 2.29%), 6.18%, 07/26/35(c)	110	113,453
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	50	52,892
Banco Santander SA
4.25%, 04/11/27	200	200,215
5.29%, 08/18/27	400	407,638
5.59%, 08/08/28	200	207,761
3.49%, 05/28/30	200	192,404
2.75%, 12/03/30	400	362,987
5.44%, 07/15/31	200	209,933
6.92%, 08/08/33	200	222,417
6.94%, 11/07/33(b)	200	228,860
6.35%, 03/14/34(b)	200	214,421
6.03%, 01/17/35	200	214,919
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	200	204,053
(1-year CMT + 1.65%), 6.53%, 11/07/27(c)	200	204,902
Bank of America Corp.
4.25%, 10/22/26	221	221,293
3.25%, 10/21/27	236	232,919
6.11%, 01/29/37	250	269,667
7.75%, 05/14/38	200	244,263
5.88%, 02/07/42	189	202,542
5.00%, 01/21/44	214	209,270
4.88%, 04/01/44	51	48,910
(1-day SOFR + 0.83%), 4.98%, 01/24/29(c)	325	331,007
(1-day SOFR + 1.00%), 5.16%, 01/24/31(c)	420	433,476
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	362	354,536
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	341	323,005
(1-day SOFR + 1.11%), 4.62%, 05/09/29(c)	300	303,717
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	337,891
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	495	439,066
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	515	538,336
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	536	488,285
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	457	416,161
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	291	258,458
Security	Par (000)	Value
Financial Services (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	$341	$ 304,585
(1-day SOFR + 1.56%), 2.97%, 07/21/52(b)(c)	220	146,415
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	250	261,424
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	336	337,211
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	411	326,009
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	445	456,153
(1-day SOFR + 1.64%), 5.46%, 05/09/36(c)	300	312,763
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	590	616,096
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	245	254,547
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	400	409,719
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	473	472,902
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	550	589,328
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	90	57,994
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	620	641,464
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	275	280,530
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	511	376,563
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	161,525
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	420	426,046
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	300	278,006
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	610	623,278
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	397	367,425
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	700	689,320
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	246	244,804
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	251	241,763
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	321	304,669
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)(c)	104	83,981
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	300	297,787
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	324	325,121
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	152,334
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	162	160,515
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	271	269,252
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	291	248,275
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	366	364,298
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	257	239,633
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	197	172,781
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	650	528,949
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	221	191,867
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	250	233,572
Series L, 4.18%, 11/25/27	171	171,079
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	265,342
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	124	91,099
Bank of Nova Scotia
5.35%, 12/07/26	50	50,733
1.95%, 02/02/27	171	166,772
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Bank of Nova Scotia (continued)
2.95%, 03/11/27	$75	$ 73,857
5.40%, 06/04/27	50	51,143
5.25%, 06/12/28	60	61,888
5.45%, 08/01/29	50	52,175
4.85%, 02/01/30	60	61,429
2.15%, 08/01/31	171	151,622
2.45%, 02/02/32	171	151,867
5.65%, 02/01/34	250	266,100
(1-day SOFR + 0.76%), 4.04%, 09/15/28(c)	50	49,890
(1-day SOFR + 0.89%), 4.93%, 02/14/29(c)	150	152,527
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	125	125,649
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	75	77,091
(1-day SOFR + 1.09%), 4.34%, 09/15/31(c)	50	49,629
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	50	50,562
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	75	72,580
Barclays PLC
4.34%, 01/10/28	250	250,037
5.25%, 08/17/45(b)	250	240,532
4.95%, 01/10/47	200	184,328
(1-day SOFR + 0.96%), 5.09%, 02/25/29(c)	400	407,185
(1-day SOFR + 1.08%), 4.48%, 11/11/29(c)	200	200,353
(1-day SOFR + 1.23%), 5.37%, 02/25/31(c)	200	206,231
(1-day SOFR + 1.56%), 4.94%, 09/10/30(c)	200	202,973
(1-day SOFR + 1.59%), 5.79%, 02/25/36(c)	200	208,723
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	200	207,800
(1-day SOFR + 1.83%), 5.86%, 08/11/46(c)	200	205,488
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	400	405,775
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	200	221,281
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	215,156
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	200	223,584
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	222	217,063
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	490	443,451
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	171,470
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	306,447
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	212,121
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	200	229,485
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(c)	400	405,951
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	111,022
Citigroup, Inc.
3.20%, 10/21/26	427	423,448
4.30%, 11/20/26	53	53,084
4.45%, 09/29/27	450	451,832
4.13%, 07/25/28	230	229,772
6.63%, 06/15/32	74	82,083
6.13%, 08/25/36	184	196,490
8.13%, 07/15/39	210	269,223
5.88%, 01/30/42(b)	127	134,642
6.68%, 09/13/43	87	98,271
5.30%, 05/06/44	87	84,881
4.65%, 07/30/45	130	117,523
4.75%, 05/18/46	257	228,364
4.65%, 07/23/48(b)	257	229,258
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	250	253,220
(1-day SOFR + 1.14%), 4.64%, 05/07/28(c)	275	276,902
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	171	158,958
(1-day SOFR + 1.17%), 4.50%, 09/11/31(c)	215	215,116
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	407	366,829
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	484	429,974
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)	221	217,609
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	250	251,163
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	357	325,006
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	320	328,261
Security	Par (000)	Value
Financial Services (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	$187	$ 137,049
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	371	351,204
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	250	259,244
(1-day SOFR + 1.46%), 4.95%, 05/07/31(b)(c)	225	229,275
(1-day SOFR + 1.47%), 5.33%, 03/27/36(c)	310	316,883
(1-day SOFR + 1.49%), 5.17%, 09/11/36(c)	320	323,247
(1-day SOFR + 1.75%), 5.61%, 03/04/56(c)	225	227,196
(1-day SOFR + 1.83%), 6.02%, 01/24/36(c)	315	329,989
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	150	151,128
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	713	677,338
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	200	207,430
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	500	506,042
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	457	420,481
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	200	218,273
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	300	319,204
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)(c)	410	409,309
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	150	149,419
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	341	336,456
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	200	175,990
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)(c)	300	299,274
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	377	372,430
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	371	367,727
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	371	369,485
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	171	145,259
(5-year CMT + 1.28%), 5.59%, 11/19/34(c)	100	102,329
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	100	100,339
CME Group, Inc.
4.40%, 03/15/30	50	50,560
2.65%, 03/15/32	69	62,676
5.30%, 09/15/43	171	174,631
4.15%, 06/15/48(b)	70	59,624
Deutsche Bank AG, 5.37%, 09/09/27	200	204,986
Deutsche Bank AG/ New York(c)
(1-day SOFR + 1.30%), 4.95%, 08/04/31	150	151,419
(1-day SOFR + 1.72%), 5.30%, 05/09/31	150	153,655
Deutsche Bank AG/New York(c)
(1-day SOFR + 1.22%), 2.31%, 11/16/27	353	345,277
(1-day SOFR + 1.32%), 2.55%, 01/07/28	192	187,793
(1-day SOFR + 1.70%), 5.00%, 09/11/30	150	152,148
(1-day SOFR + 1.72%), 3.04%, 05/28/32	150	137,023
(1-day SOFR + 2.05%), 5.40%, 09/11/35(b)	150	152,956
(1-day SOFR + 2.26%), 3.74%, 01/07/33	200	184,213
(1-day SOFR + 2.76%), 3.73%, 01/14/32	200	187,559
(1-day SOFR + 3.04%), 3.55%, 09/18/31	296	280,603
(1-day SOFR + 3.18%), 6.72%, 01/18/29	150	157,521
(1-day SOFR + 3.65%), 7.08%, 02/10/34	200	219,849
Enact Holdings, Inc., 6.25%, 05/28/29	50	52,282
Goldman Sachs Group, Inc.
3.50%, 11/16/26	341	338,778
5.95%, 01/15/27	87	89,139
3.85%, 01/26/27(b)	341	340,017
2.60%, 02/07/30	341	319,407
3.80%, 03/15/30(b)	400	393,674
6.45%, 05/01/36	110	121,022
6.75%, 10/01/37	651	729,380

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
6.25%, 02/01/41	$171	$ 187,851
4.80%, 07/08/44	214	198,698
5.15%, 05/22/45	232	218,940
4.75%, 10/21/45	200	182,705
(1-day SOFR + 0.91%), 1.95%, 10/21/27(c)	683	666,925
(1-day SOFR + 1.08%), 5.21%, 01/28/31(c)	275	283,878
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	300	264,729
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	347	339,703
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	335	339,269
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	320	328,020
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	477	425,722
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	374	336,349
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	205	214,480
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	450	408,249
(1-day SOFR + 1.32%), 4.94%, 04/23/28(b)(c)	300	303,512
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	375	391,442
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	491	450,433
(1-day SOFR + 1.42%), 5.02%, 10/23/35(c)	440	442,925
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	175	129,110
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	271	209,527
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	315	335,620
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	370	380,894
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	350	361,937
(1-day SOFR + 1.58%), 5.56%, 11/19/45(c)	350	355,400
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	216	170,398
(1-day SOFR + 1.70%), 5.73%, 01/28/56(c)	330	342,134
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	300	301,877
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	250	266,045
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	500	496,250
(1-day SOFR + 1.95%), 6.56%, 10/24/34(c)	200	224,235
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	341	338,093
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	371	371,433
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	341	305,651
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	171	158,149
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	427	423,929
Golub Capital Private Credit Fund, 5.45%, 08/15/28(b)	75	75,392
HSBC Holdings PLC
4.95%, 03/31/30	400	410,238
6.50%, 05/02/36	297	320,820
6.50%, 09/15/37	200	217,863
6.80%, 06/01/38	250	278,716
6.10%, 01/14/42(b)	171	186,119
5.25%, 03/14/44	232	226,378
(1-day SOFR + 1.03%), 4.90%, 03/03/29(c)	200	202,904
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	200	203,565
(1-day SOFR + 1.06%), 5.60%, 05/17/28(c)	200	204,200
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	400	362,560
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	200	188,788
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	200	206,301
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	200	204,828
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	200	180,267
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	200	207,521
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	200	210,409
(1-day SOFR + 1.56%), 5.45%, 03/03/36(b)(c)	400	412,784
(1-day SOFR + 1.57%), 5.24%, 05/13/31(c)	200	205,810
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	200	191,605
Security	Par (000)	Value
Financial Services (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 1.78%), 5.72%, 03/04/35(c)	$200	$ 211,022
(1-day SOFR + 1.88%), 5.79%, 05/13/36(c)	400	422,008
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	200	181,017
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	200	208,582
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	200	201,667
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	349	324,501
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	300	326,734
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	283,655
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	600	610,248
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	225	247,467
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	200	215,883
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	200	227,618
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	351,827
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	400	402,830
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	211	210,411
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	611	601,750
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	228,344
Intercontinental Exchange, Inc.
3.10%, 09/15/27	100	98,213
4.00%, 09/15/27	250	249,665
3.63%, 09/01/28	100	98,708
3.75%, 09/21/28(b)	400	396,545
4.35%, 06/15/29(b)	100	100,870
2.10%, 06/15/30	133	120,565
5.25%, 06/15/31	50	52,201
1.85%, 09/15/32	158	133,356
4.60%, 03/15/33	212	213,020
2.65%, 09/15/40	171	126,705
4.25%, 09/21/48	87	73,620
3.00%, 06/15/50	176	117,521
4.95%, 06/15/52	174	160,705
3.00%, 09/15/60	145	89,511
5.20%, 06/15/62	130	122,869
JPMorgan Chase & Co.
2.95%, 10/01/26	500	495,287
7.63%, 10/15/26	87	90,105
4.13%, 12/15/26	87	87,050
4.25%, 10/01/27	87	87,584
3.63%, 12/01/27	171	169,646
6.40%, 05/15/38	389	441,852
5.50%, 10/15/40	66	68,394
5.60%, 07/15/41	96	100,395
5.40%, 01/06/42	171	174,679
5.63%, 08/16/43	87	89,891
4.85%, 02/01/44	124	118,814
4.95%, 06/01/45	214	201,545
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	260	264,688
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	135	136,153
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	250	255,460
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	260	263,961
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	295	304,656
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	227,731
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	250	252,923
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	301,433
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	450	461,585
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	450	470,019
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	111	109,258
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	426	382,088
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)	155	156,758
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	$403	$ 368,682
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	225	230,501
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	385	402,791
(1-day SOFR + 1.33%), 6.07%, 10/22/27(c)	195	198,877
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	390	393,313
(1-day SOFR + 1.44%), 5.10%, 04/22/31(b)(c)	205	211,790
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	235	242,128
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	475	490,616
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	165	175,789
(1-day SOFR + 1.55%), 5.53%, 11/29/45(c)	280	287,946
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	472	473,166
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	285	300,753
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	400	287,772
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	355	368,978
(1-day SOFR + 1.68%), 5.57%, 04/22/36(b)(c)	405	426,880
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	200	202,253
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	367	368,143
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	455	501,376
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	445	463,671
(1-day SOFR + 1.89%), 2.18%, 06/01/28(c)	300	290,791
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	600	607,933
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	275	255,071
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	645	657,711
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	291	201,201
(1-day SOFR + 2.58%), 5.72%, 09/14/33(c)	200	211,505
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	171	150,973
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	471	464,795
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	400	363,525
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	581	579,547
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)(c)	371	364,619
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(c)	392	305,754
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	200	161,255
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	500	472,200
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	257	186,009
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	202	202,391
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	427	430,534
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	341	339,490
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	321	289,020
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	300	297,378
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	427	348,921
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	187	154,978
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	171	147,071
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	189	148,529
Security	Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	$341	$ 319,815
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	341	344,201
Lloyds Banking Group PLC
3.75%, 01/11/27	400	398,443
5.30%, 12/01/45	200	190,683
4.34%, 01/09/48	249	203,598
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	200	203,561
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	200	209,172
(1-year CMT + 1.20%), 5.59%, 11/26/35(c)	200	207,871
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	200	207,455
(1-year CMT + 1.75%), 5.68%, 01/05/35(b)(c)	200	209,660
(1-year CMT + 1.80%), 3.75%, 03/18/28(c)	222	220,492
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	200	202,772
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	261,997
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(c)	200	197,374
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	111	109,616
3.96%, 03/02/28	151	150,858
3.74%, 03/07/29	341	336,594
3.20%, 07/18/29	200	192,650
2.56%, 02/25/30	349	324,534
4.29%, 07/26/38(b)	87	82,737
4.15%, 03/07/39(b)	60	56,175
3.75%, 07/18/39	200	175,625
(1-year CMT + 0.78%), 5.20%, 01/16/31(c)	200	206,165
(1-year CMT + 0.80%), 4.53%, 09/12/31(c)	200	200,761
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	220	214,905
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	177,134
(1-year CMT + 0.95%), 5.57%, 01/16/36(c)	200	209,692
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	191,599
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	200	208,128
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	180,850
(1-year CMT + 1.27%), 5.62%, 04/24/36(c)	200	209,814
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	220	219,764
(1-year CMT + 1.55%), 4.32%, 04/19/33(c)	200	196,556
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	200	204,443
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	203,010
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	257,118
(5-year CMT + 0.93%), 5.19%, 09/12/36(c)	200	203,222
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	177,087
(1-year CMT + 0.92%), 4.71%, 07/08/31(c)	200	202,354
(1-year CMT + 1.07%), 5.32%, 07/08/36(c)	200	205,587
(1-year CMT + 1.25%), 3.26%, 05/22/30(c)	380	366,338
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	200	209,159
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	200	208,425
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	200	212,504
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)(c)	520	532,554
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)(c)	320	338,754
Morgan Stanley
3.63%, 01/20/27	341	339,796
3.95%, 04/23/27	287	286,371
3.59%, 07/22/28(c)	384	379,959
7.25%, 04/01/32	50	57,920
3.97%, 07/22/38(c)	246	220,032
6.38%, 07/24/42	181	203,314
4.30%, 01/27/45	371	325,429
4.38%, 01/22/47	257	225,381
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	269	263,289

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.01%), 5.65%, 04/13/28(c)	$225	$ 230,038
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	300	261,818
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	338	294,796
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	325	328,552
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	215	221,912
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	341	318,642
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	387	341,796
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	281	250,696
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	225	230,594
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	390	407,244
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	343	311,840
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	359	311,837
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	75	76,498
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	385	403,098
(1-day SOFR + 1.43%), 2.80%, 01/25/52(c)	271	174,608
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	250	256,944
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	235	183,755
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	350	361,407
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	375	386,943
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	335	357,124
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	255	261,026
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	296	296,322
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	540	557,987
(1-day SOFR + 1.71%), 5.52%, 11/19/55(c)	345	348,736
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	295	301,357
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	300	312,463
(1-day SOFR + 1.76%), 5.66%, 04/17/36(b)(c)	390	411,473
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	280	297,602
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	255	262,962
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	340	354,246
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	330	369,141
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	220	223,387
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	250	260,522
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	300	329,712
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	234	237,399
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	400	388,121
(1-day SOFR + 4.84%), 5.60%, 03/24/51(c)	271	276,098
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	406,446
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	211	199,160
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	330	331,580
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	100	104,700
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	90	94,363
Nasdaq, Inc.
5.35%, 06/28/28	79	81,456
1.65%, 01/15/31	57	49,831
5.55%, 02/15/34	293	307,647
3.25%, 04/28/50	70	48,782
3.95%, 03/07/52	50	38,675
5.95%, 08/15/53	50	52,346
6.10%, 06/28/63	200	211,392
NatWest Group PLC(c)
(1-year CMT + 1.05%), 5.12%, 05/23/31	200	205,077
(1-year CMT + 1.50%), 5.78%, 03/01/35	200	210,907
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	214,657
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	450	459,602
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	274,385
ORIX Corp.
5.00%, 09/13/27	100	101,732
Security	Par (000)	Value
Financial Services (continued)
ORIX Corp. (continued)
4.65%, 09/10/29(b)	$25	$ 25,302
4.45%, 09/09/30	50	49,916
2.25%, 03/09/31	87	77,648
4.00%, 04/13/32(b)	67	64,881
5.20%, 09/13/32(b)	100	103,395
5.40%, 02/25/35(b)	50	51,584
Radian Group, Inc.
4.88%, 03/15/27	50	50,138
6.20%, 05/15/29	50	52,220
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	87	86,109
2.17%, 01/14/27	200	195,395
3.36%, 07/12/27	246	243,551
3.35%, 10/18/27	87	85,884
5.52%, 01/13/28	200	206,338
3.54%, 01/17/28	100	98,933
3.94%, 07/19/28	75	74,840
5.72%, 09/14/28(b)	200	208,862
1.90%, 09/17/28	218	204,662
4.31%, 10/16/28	100	100,712
5.32%, 07/09/29	200	207,197
3.04%, 07/16/29	300	286,826
2.72%, 09/27/29	522	492,982
5.71%, 01/13/30	200	210,900
2.75%, 01/15/30	200	187,609
2.13%, 07/08/30	200	181,107
2.22%, 09/17/31	265	233,837
5.77%, 01/13/33	300	320,574
5.81%, 09/14/33(b)	200	214,624
5.56%, 07/09/34	200	210,934
5.63%, 01/15/35	200	212,171
2.93%, 09/17/41	95	70,356
6.18%, 07/13/43(b)	100	109,564
5.84%, 07/09/44	100	104,850
(1-day SOFR + 1.50%), 5.25%, 07/08/36(c)	200	204,974
(1-day SOFR + 1.78%), 5.80%, 07/08/46(c)	50	51,191
UBS AG/Stamford CT
5.00%, 07/09/27	250	254,207
7.50%, 02/15/28	250	269,163
UBS Group AG, 4.88%, 05/15/45	268	251,525
		128,896,068
Food Products — 0.3%
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150	144,260
2.90%, 03/01/32(b)	67	61,191
4.50%, 08/15/33(b)	100	99,657
4.54%, 03/26/42	37	33,568
4.02%, 04/16/43	66	55,750
3.75%, 09/15/47	171	132,475
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(b)	171	169,990
4.10%, 01/07/28	25	25,034
4.20%, 09/17/29	100	99,657
4.55%, 08/04/30	50	50,318
3.20%, 04/21/31	100	93,654
2.75%, 05/14/31	121	110,934
4.65%, 09/17/34	85	83,325
5.15%, 08/04/35	50	50,589
Campbell’s Co.
5.20%, 03/19/27	50	50,772
4.15%, 03/15/28	150	149,826
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Campbell’s Co. (continued)
5.20%, 03/21/29	$50	$ 51,342
2.38%, 04/24/30	150	137,053
5.40%, 03/21/34	50	51,227
4.75%, 03/23/35	100	96,978
4.80%, 03/15/48	130	114,565
5.25%, 10/13/54	25	23,145
Conagra Brands, Inc.
5.30%, 10/01/26	50	50,509
1.38%, 11/01/27	77	72,534
4.85%, 11/01/28	150	151,591
5.00%, 08/01/30(b)	50	50,497
5.75%, 08/01/35(b)	50	50,899
5.30%, 11/01/38	171	164,173
5.40%, 11/01/48(b)	162	147,964
Flowers Foods, Inc.
2.40%, 03/15/31	60	53,252
5.75%, 03/15/35(b)	50	50,928
6.20%, 03/15/55(b)	50	49,572
General Mills, Inc.
4.70%, 01/30/27	50	50,385
3.20%, 02/10/27	87	85,937
4.20%, 04/17/28	171	171,326
5.50%, 10/17/28	55	57,106
4.88%, 01/30/30	50	51,045
2.88%, 04/15/30(b)	171	160,491
2.25%, 10/14/31	121	106,626
4.95%, 03/29/33(b)	130	131,747
5.25%, 01/30/35(b)	100	101,817
5.40%, 06/15/40	50	49,870
3.00%, 02/01/51(b)	180	117,428
Hershey Co.
2.45%, 11/15/29	87	81,634
4.75%, 02/24/30	50	51,202
4.95%, 02/24/32	50	51,551
4.50%, 05/04/33	50	50,163
5.10%, 02/24/35	50	51,511
3.13%, 11/15/49	87	59,701
Hormel Foods Corp.
4.80%, 03/30/27	45	45,506
1.70%, 06/03/28	223	210,094
1.80%, 06/11/30	100	89,701
3.05%, 06/03/51	87	58,248
Ingredion, Inc., 3.90%, 06/01/50	87	64,972
J.M. Smucker Co.
5.90%, 11/15/28	75	78,782
2.38%, 03/15/30	200	184,692
2.13%, 03/15/32	50	43,001
6.20%, 11/15/33(b)	75	81,459
4.25%, 03/15/35	87	82,172
6.50%, 11/15/43(b)	40	43,621
4.38%, 03/15/45	87	73,305
6.50%, 11/15/53(b)	125	137,917
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.63%, 01/15/32	200	186,433
3.00%, 05/15/32	250	223,668
5.75%, 04/01/33	146	152,472
6.75%, 03/15/34	47	51,959
4.38%, 02/02/52	100	78,622
Security	Par (000)	Value
Food Products (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (continued)
6.50%, 12/01/52	$250	$ 263,435
7.25%, 11/15/53	50	57,336
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(d)
5.50%, 01/15/36	100	102,121
6.25%, 03/01/56	150	153,808
6.38%, 04/15/66	150	154,206
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group(d)
5.95%, 04/20/35	75	78,788
6.38%, 02/25/55	50	52,060
Kellanova
4.30%, 05/15/28	171	172,240
2.10%, 06/01/30	141	127,818
5.25%, 03/01/33	30	31,096
4.50%, 04/01/46	62	54,330
5.75%, 05/16/54(b)	25	25,299
Kraft Heinz Foods Co.
3.88%, 05/15/27	148	147,340
4.63%, 01/30/29	87	87,743
3.75%, 04/01/30	79	76,619
4.25%, 03/01/31	87	85,676
5.20%, 03/15/32	50	51,234
6.75%, 03/15/32	70	77,380
5.40%, 03/15/35(b)	50	51,086
5.00%, 07/15/35	79	78,387
6.88%, 01/26/39	87	97,066
6.50%, 02/09/40	79	85,531
5.00%, 06/04/42	163	150,475
5.20%, 07/15/45	197	182,029
4.38%, 06/01/46	300	249,656
4.88%, 10/01/49	163	142,593
5.50%, 06/01/50	87	82,175
McCormick & Co., Inc.
3.40%, 08/15/27	100	98,838
2.50%, 04/15/30	50	46,282
1.85%, 02/15/31	71	62,153
4.95%, 04/15/33	100	101,968
4.70%, 10/15/34	75	73,523
Mondelez International, Inc.
2.63%, 03/17/27	101	98,903
4.25%, 05/06/28	100	100,458
4.75%, 02/20/29	50	51,098
2.75%, 04/13/30	160	150,020
4.50%, 05/06/30(b)	25	25,205
1.50%, 02/04/31	100	86,728
1.88%, 10/15/32(b)	87	74,292
4.75%, 08/28/34(b)	50	49,907
5.13%, 05/06/35(b)	25	25,478
2.63%, 09/04/50	170	103,221
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	96,654
3.50%, 03/01/32	150	137,301
6.25%, 07/01/33	125	133,430
Tyson Foods, Inc.
3.55%, 06/02/27	171	169,211
4.35%, 03/01/29	150	150,115
5.40%, 03/15/29	50	51,716

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Tyson Foods, Inc. (continued)
5.70%, 03/15/34(b)	$50	$ 52,687
4.88%, 08/15/34(b)	70	69,897
5.15%, 08/15/44	87	81,494
4.55%, 06/02/47	87	74,432
5.10%, 09/28/48	150	138,406
		11,264,337
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	300	296,762
5.05%, 03/01/41	100	98,377
5.40%, 06/01/41	50	51,077
4.40%, 03/15/42	53	47,882
4.38%, 09/01/42	87	77,961
4.45%, 03/15/43	70	63,129
5.15%, 09/01/43	87	85,548
4.90%, 04/01/44	87	82,862
4.55%, 09/01/44	87	78,373
4.15%, 04/01/45	87	74,236
4.70%, 09/01/45	87	79,850
3.90%, 08/01/46	141	114,585
4.13%, 06/15/47	87	73,012
4.05%, 06/15/48	60	49,177
4.15%, 12/15/48	87	72,283
3.55%, 02/15/50	100	74,913
3.05%, 02/15/51	71	48,061
3.30%, 09/15/51	171	120,744
2.88%, 06/15/52	100	64,031
4.45%, 01/15/53	200	171,743
5.20%, 04/15/54(b)	220	211,130
5.50%, 03/15/55	170	170,383
5.80%, 03/15/56	100	104,631
Canadian National Railway Co.
3.85%, 08/05/32	100	96,201
4.38%, 09/18/34	100	97,767
6.20%, 06/01/36	50	55,783
3.20%, 08/02/46	140	101,949
3.65%, 02/03/48	57	43,969
4.45%, 01/20/49	75	65,552
2.45%, 05/01/50	81	48,717
4.40%, 08/05/52(b)	80	68,714
6.13%, 11/01/53	50	54,940
Canadian Pacific Railway Co.
1.75%, 12/02/26	72	70,121
2.88%, 11/15/29	63	59,822
4.80%, 03/30/30	75	76,770
7.13%, 10/15/31	87	98,918
2.45%, 12/02/31	119	105,962
5.20%, 03/30/35(b)	75	77,296
4.80%, 09/15/35	87	86,076
3.00%, 12/02/41	73	54,703
4.80%, 08/01/45	191	176,260
4.70%, 05/01/48	87	77,642
3.50%, 05/01/50	87	63,809
3.10%, 12/02/51(b)	203	137,261
4.20%, 11/15/69	78	59,833
6.13%, 09/15/2115	87	89,756
CSX Corp.
3.25%, 06/01/27	341	336,785
3.80%, 03/01/28(b)	227	226,080
4.25%, 03/15/29	200	200,762
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
2.40%, 02/15/30	$87	$ 81,011
4.10%, 11/15/32(b)	50	49,114
5.20%, 11/15/33	100	104,468
5.05%, 06/15/35	75	76,592
6.22%, 04/30/40	100	110,518
4.75%, 05/30/42	139	130,172
4.10%, 03/15/44	100	84,791
3.80%, 11/01/46	100	79,454
4.30%, 03/01/48	130	110,383
4.75%, 11/15/48	100	90,458
3.35%, 09/15/49	75	53,695
3.80%, 04/15/50	96	74,383
3.95%, 05/01/50(b)	79	62,807
2.50%, 05/15/51	75	44,471
4.50%, 11/15/52(b)	50	43,147
4.50%, 08/01/54	87	74,195
4.90%, 03/15/55(b)	50	45,873
4.25%, 11/01/66	75	59,063
4.65%, 03/01/68	137	115,763
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	200	204,105
Norfolk Southern Corp.
3.15%, 06/01/27	153	150,850
2.55%, 11/01/29	58	54,549
5.05%, 08/01/30	175	181,429
3.00%, 03/15/32	81	74,591
4.45%, 03/01/33	150	149,107
5.55%, 03/15/34	50	52,984
5.10%, 05/01/35(b)	65	66,365
4.84%, 10/01/41	100	95,207
3.95%, 10/01/42	74	62,334
4.45%, 06/15/45	87	76,031
3.94%, 11/01/47	80	64,584
4.15%, 02/28/48	87	71,895
3.40%, 11/01/49	59	42,518
3.05%, 05/15/50	105	71,172
2.90%, 08/25/51	74	48,046
3.70%, 03/15/53	78	58,212
4.55%, 06/01/53	40	34,712
5.35%, 08/01/54(b)	140	137,863
3.16%, 05/15/55	171	113,035
5.95%, 03/15/64	75	79,229
5.10%, 08/01/2118	50	43,686
4.10%, 05/15/2121	50	35,456
Union Pacific Corp.
2.15%, 02/05/27	57	55,677
3.95%, 09/10/28	171	171,168
3.70%, 03/01/29	171	169,084
2.40%, 02/05/30	100	93,162
2.38%, 05/20/31	221	201,395
2.80%, 02/14/32	64	58,595
4.50%, 01/20/33	100	100,566
3.38%, 02/01/35	87	78,692
5.10%, 02/20/35(b)	75	77,109
3.60%, 09/15/37	214	189,694
3.20%, 05/20/41	75	58,804
3.38%, 02/14/42	82	64,989
4.05%, 11/15/45	87	72,277
4.05%, 03/01/46	74	61,055
4.50%, 09/10/48	87	75,664
4.30%, 03/01/49	75	63,308
3.25%, 02/05/50	189	133,086
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
3.80%, 10/01/51	$87	$ 67,125
2.95%, 03/10/52	59	38,418
4.95%, 09/09/52(b)	100	93,183
3.50%, 02/14/53	189	136,533
4.95%, 05/15/53	150	139,547
5.60%, 12/01/54(b)	75	76,164
3.88%, 02/01/55	50	38,396
3.95%, 08/15/59	135	102,360
3.84%, 03/20/60	249	184,426
3.55%, 05/20/61	100	68,966
2.97%, 09/16/62	200	119,825
3.80%, 04/06/71	141	99,261
3.85%, 02/14/72	69	49,028
		11,338,073
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26	243	242,882
1.15%, 01/30/28	92	86,656
1.40%, 06/30/30	79	70,267
4.75%, 11/30/36	384	387,518
5.30%, 05/27/40	87	90,299
4.75%, 04/15/43	87	83,048
4.90%, 11/30/46	350	335,913
Agilent Technologies, Inc.
4.20%, 09/09/27	175	175,175
2.75%, 09/15/29	111	104,995
2.10%, 06/04/30	50	45,360
2.30%, 03/12/31	118	105,911
4.75%, 09/09/34	50	49,833
Baxter International, Inc.
1.92%, 02/01/27	200	193,848
2.27%, 12/01/28	209	196,170
3.95%, 04/01/30	87	85,285
1.73%, 04/01/31	50	42,983
2.54%, 02/01/32	200	175,338
3.50%, 08/15/46(b)	87	62,141
3.13%, 12/01/51(b)	79	50,421
Boston Scientific Corp.
2.65%, 06/01/30	171	159,958
4.55%, 03/01/39	130	124,036
4.70%, 03/01/49	93	85,371
Danaher Corp.
4.38%, 09/15/45	75	66,028
2.60%, 10/01/50(b)	87	54,187
2.80%, 12/10/51	140	90,059
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	100	92,015
DH Europe Finance II SARL
2.60%, 11/15/29	79	74,410
3.25%, 11/15/39	71	58,172
3.40%, 11/15/49	117	85,953
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	400	412,257
4.80%, 08/14/29	40	40,786
5.86%, 03/15/30	100	105,950
4.80%, 01/15/31	25	25,410
5.91%, 11/22/32(b)	200	215,202
5.50%, 06/15/35	25	25,915
6.38%, 11/22/52	100	110,495
Koninklijke Philips NV, 5.00%, 03/15/42	87	81,767
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic Global Holdings SCA
4.25%, 03/30/28	$185	$ 186,306
4.50%, 03/30/33	70	70,046
Medtronic, Inc.
4.38%, 03/15/35	362	355,278
4.00%, 04/01/43(b)	100	86,009
4.63%, 03/15/45	200	183,742
Revvity, Inc.
1.90%, 09/15/28	90	83,890
3.30%, 09/15/29	80	76,507
2.55%, 03/15/31	50	44,751
2.25%, 09/15/31	219	190,130
3.63%, 03/15/51	50	35,398
Smith & Nephew PLC, 2.03%, 10/14/30	125	111,741
Solventum Corp.
5.45%, 02/25/27	20	20,325
5.40%, 03/01/29	73	75,335
5.45%, 03/13/31	125	130,350
5.60%, 03/23/34	125	130,141
5.90%, 04/30/54(b)	125	128,376
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	216	196,808
3.75%, 03/15/51	150	110,400
Stryker Corp.
4.55%, 02/10/27	75	75,618
4.70%, 02/10/28	75	76,095
4.85%, 12/08/28	50	51,209
4.25%, 09/11/29	75	75,196
4.85%, 02/10/30	75	76,865
1.95%, 06/15/30	150	135,554
4.63%, 09/11/34(b)	150	149,268
5.20%, 02/10/35	125	128,907
4.63%, 03/15/46	214	193,562
2.90%, 06/15/50	87	58,328
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26	50	50,573
4.80%, 11/21/27	65	66,045
1.75%, 10/15/28	67	62,698
5.00%, 01/31/29	100	102,911
2.60%, 10/01/29	168	158,812
4.98%, 08/10/30	65	67,279
03/01/31(a)	45	44,943
2.00%, 10/15/31(b)	87	76,872
10/07/32(a)	50	50,008
4.95%, 11/21/32(b)	95	98,218
5.09%, 08/10/33(b)	80	82,891
5.20%, 01/31/34(b)	100	104,144
10/07/35(a)	50	50,019
10/07/37(a)	50	50,000
2.80%, 10/15/41	243	179,535
5.40%, 08/10/43	40	40,440
5.30%, 02/01/44	50	50,078
4.10%, 08/15/47	87	73,516
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	25	25,178
5.35%, 12/01/28	50	51,784
5.05%, 02/19/30	25	25,708
2.60%, 11/24/31	189	169,842
5.20%, 09/15/34(b)	100	102,384

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. (continued)
5.50%, 02/19/35	$25	$ 26,040
4.45%, 08/15/45(b)	87	76,238
		9,614,305
Health Care Providers & Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	73	45,813
Adventist Health System
5.76%, 12/01/34(b)	75	77,108
3.63%, 03/01/49	70	47,983
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	67,303
3.39%, 10/15/49	79	57,175
Aetna, Inc.
6.63%, 06/15/36	150	164,923
6.75%, 12/15/37	175	193,452
4.50%, 05/15/42	87	75,209
4.75%, 03/15/44	76	65,788
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	51,544
Allina Health System, Series 2021, 2.90%, 11/15/51(b)	70	44,436
Ascension Health
3.95%, 11/15/46	157	128,492
Series B, 2.53%, 11/15/29	53	49,820
Series B, 3.11%, 11/15/39	52	40,983
Banner Health
2.91%, 01/01/42(b)	76	56,530
2.91%, 01/01/51	78	49,795
Series 2020, 3.18%, 01/01/50(b)	63	42,920
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(b)	65	46,985
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	56,051
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	55,854
Series 2021, 2.84%, 11/15/50	203	130,859
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(b)	86	56,312
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	67,835
Series 2018, 4.30%, 07/01/28	64	64,400
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	56,760
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	70	62,663
Centene Corp.
2.45%, 07/15/28	450	418,155
4.63%, 12/15/29	700	678,563
3.38%, 02/15/30	200	183,937
3.00%, 10/15/30	200	178,707
2.50%, 03/01/31	350	301,495
Children’s Health System of Texas, 2.51%, 08/15/50	71	42,226
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	70	58,559
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	32,129
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	55,130
Cigna Group
3.40%, 03/01/27	130	128,763
3.05%, 10/15/27	171	166,796
4.38%, 10/15/28	450	452,367
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
5.00%, 05/15/29(b)	$50	$ 51,299
2.40%, 03/15/30	149	137,528
4.50%, 09/15/30	100	100,295
2.38%, 03/15/31	175	157,452
5.13%, 05/15/31	50	51,740
4.88%, 09/15/32	100	101,008
5.40%, 03/15/33	70	73,029
5.25%, 02/15/34(b)	350	360,271
5.25%, 01/15/36	100	101,274
4.80%, 08/15/38	171	163,175
3.20%, 03/15/40	171	133,835
4.80%, 07/15/46	214	191,699
3.88%, 10/15/47	130	100,571
4.90%, 12/15/48	257	230,707
3.40%, 03/15/50	171	120,037
3.40%, 03/15/51	200	139,161
5.60%, 02/15/54(b)	200	196,671
6.00%, 01/15/56	120	124,476
CommonSpirit Health
3.35%, 10/01/29	194	187,370
2.78%, 10/01/30	78	72,086
5.32%, 12/01/34	145	147,325
4.19%, 10/01/49(b)	171	135,583
6.46%, 11/01/52	69	75,324
5.55%, 12/01/54	100	96,290
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(b)	75	48,484
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	63,153
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	32,564
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	58,522
Dignity Health, 5.27%, 11/01/64(b)	74	66,931
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	49,183
Elevance Health, Inc.
4.50%, 10/30/26	45	45,185
3.65%, 12/01/27	171	169,789
4.10%, 03/01/28	200	199,892
4.00%, 09/15/28	75	74,672
5.15%, 06/15/29	70	72,019
2.88%, 09/15/29	100	94,965
4.75%, 02/15/30(b)	70	71,187
2.25%, 05/15/30	136	124,135
2.55%, 03/15/31	121	109,856
4.95%, 11/01/31	125	127,286
4.10%, 05/15/32	61	59,256
4.60%, 09/15/32(b)	75	74,544
5.50%, 10/15/32	100	105,090
4.75%, 02/15/33(b)	120	120,370
5.38%, 06/15/34	75	77,339
5.20%, 02/15/35	110	112,110
5.00%, 01/15/36	75	74,454
4.63%, 05/15/42	150	135,238
4.65%, 01/15/43	100	89,721
5.10%, 01/15/44	155	146,628
4.65%, 08/15/44(b)	62	54,991
4.38%, 12/01/47	171	142,610
4.55%, 03/01/48	80	68,389
3.70%, 09/15/49	150	110,142
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
3.13%, 05/15/50	$146	$ 96,585
3.60%, 03/15/51	170	121,696
4.55%, 05/15/52	81	67,818
6.10%, 10/15/52(b)	50	52,003
5.13%, 02/15/53(b)	150	137,007
5.65%, 06/15/54	70	68,798
5.70%, 02/15/55(b)	150	148,463
5.70%, 09/15/55(b)	100	99,115
5.85%, 11/01/64	125	124,401
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	49,157
Series 2020, 2.88%, 09/01/50	136	87,859
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	62	45,340
HCA, Inc.
4.50%, 02/15/27	500	500,916
3.13%, 03/15/27	153	150,849
5.20%, 06/01/28	40	40,966
5.63%, 09/01/28	250	257,958
5.88%, 02/01/29	250	260,289
3.38%, 03/15/29	100	96,977
4.13%, 06/15/29	205	203,223
5.25%, 03/01/30	30	30,973
3.50%, 09/01/30	200	191,032
5.45%, 04/01/31	225	233,883
2.38%, 07/15/31	171	151,698
5.50%, 03/01/32(b)	60	62,510
3.63%, 03/15/32	300	281,446
5.50%, 06/01/33	80	83,115
5.60%, 04/01/34	75	77,856
5.45%, 09/15/34	160	164,126
5.75%, 03/01/35	150	156,821
5.13%, 06/15/39	171	164,769
4.38%, 03/15/42	150	128,360
5.50%, 06/15/47	171	163,127
5.25%, 06/15/49	214	196,022
3.50%, 07/15/51	155	106,038
4.63%, 03/15/52	250	206,437
5.90%, 06/01/53	75	74,051
6.00%, 04/01/54	160	160,313
5.95%, 09/15/54	170	169,627
6.20%, 03/01/55(b)	150	154,842
6.10%, 04/01/64(b)	100	100,403
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	70	53,590
Humana, Inc.
1.35%, 02/03/27	132	127,044
5.75%, 03/01/28	60	61,893
5.75%, 12/01/28	25	26,041
3.70%, 03/23/29	62	60,588
3.13%, 08/15/29	87	82,810
5.38%, 04/15/31	100	102,861
2.15%, 02/03/32	81	69,080
5.88%, 03/01/33	50	52,605
5.95%, 03/15/34	25	26,294
5.55%, 05/01/35	200	203,752
4.63%, 12/01/42	171	148,146
4.95%, 10/01/44	87	77,231
4.80%, 03/15/47	70	59,744
5.50%, 03/15/53	100	92,353
5.75%, 04/15/54	135	128,856
Security	Par (000)	Value
Health Care Providers & Services (continued)
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	$87	$ 55,610
Inova Health System Foundation, 4.07%, 05/15/52	74	59,659
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	48,054
IQVIA, Inc., 5.70%, 05/15/28	200	206,340
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	49,827
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	85,925
4.15%, 05/01/47	191	159,748
Series 2019, 3.27%, 11/01/49	82	58,056
Series 2021, 2.81%, 06/01/41	101	74,703
Series 2021, 3.00%, 06/01/51	116	76,950
Laboratory Corp. of America Holdings
3.60%, 09/01/27	87	86,268
2.95%, 12/01/29	75	71,109
4.35%, 04/01/30	100	100,014
2.70%, 06/01/31	49	44,584
4.55%, 04/01/32	50	49,747
4.80%, 10/01/34	150	148,836
4.70%, 02/01/45	79	70,926
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	65,779
Series 2020, 3.19%, 07/01/49	87	61,240
Series 2020, 3.34%, 07/01/60	71	47,361
Mayo Clinic
Series 2016, 4.13%, 11/15/52	75	60,576
Series 2021, 3.20%, 11/15/61	66	42,719
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	54,082
Memorial Health Services, 3.45%, 11/01/49	62	44,605
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	67,592
4.13%, 07/01/52(b)	70	57,021
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	48,009
Montefiore Obligated Group, 4.29%, 09/01/50	64	43,762
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(b)	57	42,836
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	33,367
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	73	63,379
New York and Presbyterian Hospital
2.26%, 08/01/40	87	60,862
4.02%, 08/01/45	53	44,274
2.61%, 08/01/60(b)	87	48,567
Series 2019, 3.95%, 08/01/2119(b)	72	50,649
Northwell Healthcare, Inc.
3.98%, 11/01/46(b)	70	55,353
4.26%, 11/01/47	70	57,365
3.81%, 11/01/49	57	42,104
Novant Health, Inc.
2.64%, 11/01/36	72	57,583
3.17%, 11/01/51	76	51,457
3.32%, 11/01/61	76	49,863
OhioHealth Corp., 2.83%, 11/15/41	59	43,789
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,675
3.33%, 10/01/50	67	47,673
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	68,008
Series 2020, 3.22%, 11/15/50	73	47,204
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	41,959

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Piedmont Healthcare, Inc. (continued)
Series 2042, 2.72%, 01/01/42	$58	$ 41,178
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	54,064
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	100	102,985
Series 19A, 2.53%, 10/01/29	82	76,622
Series 21A, 2.70%, 10/01/51	76	45,275
Series A, 3.93%, 10/01/48	77	59,121
Queen’s Health Systems, 4.81%, 07/01/52	67	59,999
Quest Diagnostics, Inc.
4.60%, 12/15/27	225	227,798
4.20%, 06/30/29	87	87,080
4.63%, 12/15/29	50	50,764
2.95%, 06/30/30(b)	75	70,673
2.80%, 06/30/31(b)	71	65,270
5.00%, 12/15/34(b)	100	101,218
4.70%, 03/30/45(b)	87	79,373
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	63	42,410
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(b)	62	39,058
Sentara Health, Series 2021, 2.93%, 11/01/51(b)	71	45,354
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	56,853
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	50,549
Summa Health, 3.51%, 11/15/51	70	56,578
Sutter Health
Series 2018, 4.09%, 08/15/48	80	65,479
Series 2025, 5.21%, 08/15/32	35	36,229
Series 2025, 5.54%, 08/15/35	95	99,642
Series 20A, 2.29%, 08/15/30(b)	66	60,375
Series 20A, 3.16%, 08/15/40	62	48,824
Series 20A, 3.36%, 08/15/50	59	41,906
Texas Health Resources, 2.33%, 11/15/50	58	33,125
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48	73	53,928
Series 2021, 2.63%, 12/01/40(b)	83	60,798
UnitedHealth Group, Inc.
3.45%, 01/15/27	87	86,478
3.38%, 04/15/27(b)	171	169,492
4.60%, 04/15/27	55	55,451
2.95%, 10/15/27	100	98,043
5.25%, 02/15/28	40	41,072
3.85%, 06/15/28	171	170,350
4.40%, 06/15/28	55	55,536
4.25%, 01/15/29	140	140,488
4.70%, 04/15/29	50	50,930
4.00%, 05/15/29	120	119,605
2.88%, 08/15/29	124	118,312
4.80%, 01/15/30	175	178,765
5.30%, 02/15/30	300	312,300
2.00%, 05/15/30	79	71,609
4.65%, 01/15/31	75	76,006
4.90%, 04/15/31	75	76,899
2.30%, 05/15/31	197	176,598
4.95%, 01/15/32	250	256,158
4.20%, 05/15/32(b)	150	147,858
5.35%, 02/15/33	180	188,135
4.50%, 04/15/33	140	138,521
5.00%, 04/15/34	275	279,311
5.15%, 07/15/34(b)	250	256,589
5.30%, 06/15/35	150	155,058
4.63%, 07/15/35(b)	97	95,660
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.80%, 03/15/36	$120	$ 128,529
6.88%, 02/15/38	74	85,755
3.50%, 08/15/39	111	92,586
2.75%, 05/15/40	75	55,885
5.95%, 02/15/41	74	78,473
3.05%, 05/15/41	216	164,310
4.63%, 11/15/41	104	96,278
3.95%, 10/15/42	53	44,478
4.25%, 03/15/43	87	75,597
5.50%, 07/15/44	250	250,472
4.75%, 07/15/45	307	279,272
4.20%, 01/15/47	130	107,909
4.25%, 04/15/47	171	142,223
3.75%, 10/15/47	87	66,785
4.45%, 12/15/48	171	145,034
3.70%, 08/15/49	157	117,541
2.90%, 05/15/50	221	142,471
3.25%, 05/15/51(b)	287	195,723
4.75%, 05/15/52	250	220,401
5.88%, 02/15/53	270	277,583
5.05%, 04/15/53	140	128,280
5.38%, 04/15/54	175	168,065
5.63%, 07/15/54	350	348,106
5.95%, 06/15/55	100	104,260
3.88%, 08/15/59	171	125,328
3.13%, 05/15/60	100	61,864
4.95%, 05/15/62	200	175,860
6.05%, 02/15/63	110	114,899
5.20%, 04/15/63	190	173,971
5.50%, 04/15/64(b)	175	167,749
5.75%, 07/15/64	210	209,078
Universal Health Services, Inc.
4.63%, 10/15/29	50	49,951
2.65%, 10/15/30	75	67,711
2.65%, 01/15/32	75	65,242
5.05%, 10/15/34	80	78,081
WakeMed, Series A, 3.29%, 10/01/52(b)	66	45,393
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	60	38,335
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	69,842
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	64	37,796
		31,014,425
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27	87	86,697
2.75%, 12/15/29	25	23,429
4.70%, 07/01/30	50	50,488
3.38%, 08/15/31	141	131,913
2.00%, 05/18/32	73	61,706
1.88%, 02/01/33	102	83,787
2.95%, 03/15/34	52	44,910
4.75%, 04/15/35(b)	200	195,322
5.50%, 10/01/35(b)	50	51,324
5.25%, 05/15/36	40	40,217
4.85%, 04/15/49	87	75,629
4.00%, 02/01/50	100	76,703
3.00%, 05/18/51	70	43,980
3.55%, 03/15/52	100	69,521
5.15%, 04/15/53	70	63,147
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
5.63%, 05/15/54(b)	$50	$ 48,227
DOC Dr. LLC, 2.63%, 11/01/31	87	77,528
Healthcare Realty Holdings LP
3.75%, 07/01/27	50	49,612
3.10%, 02/15/30	171	160,888
Healthpeak OP LLC
1.35%, 02/01/27	62	59,679
2.13%, 12/01/28	75	70,228
3.50%, 07/15/29	107	103,719
3.00%, 01/15/30	92	86,946
2.88%, 01/15/31	90	82,893
5.25%, 12/15/32	135	138,822
4.75%, 01/15/33	25	24,838
5.38%, 02/15/35	25	25,543
National Health Investors, Inc.
3.00%, 02/01/31	45	40,718
5.35%, 02/01/33	50	49,596
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	87	87,242
4.75%, 01/15/28	87	87,723
3.63%, 10/01/29	104	99,784
5.20%, 07/01/30	25	25,381
3.38%, 02/01/31	100	92,796
3.25%, 04/15/33	71	62,644
Sabra Health Care LP
3.90%, 10/15/29	50	48,443
3.20%, 12/01/31	87	78,998
Ventas Realty LP
3.25%, 10/15/26	87	86,091
3.85%, 04/01/27	50	49,805
4.00%, 03/01/28	257	255,822
4.40%, 01/15/29	100	100,280
3.00%, 01/15/30	50	47,333
4.75%, 11/15/30	50	50,614
2.50%, 09/01/31	121	107,962
5.10%, 07/15/32	50	51,167
5.63%, 07/01/34	25	26,032
5.00%, 01/15/35	100	100,046
5.70%, 09/30/43	100	99,874
Welltower OP LLC
2.05%, 01/15/29	108	101,132
4.13%, 03/15/29	171	170,765
3.10%, 01/15/30	171	163,330
4.50%, 07/01/30	75	75,700
2.75%, 01/15/31	100	92,451
2.80%, 06/01/31	100	91,957
2.75%, 01/15/32	87	78,744
3.85%, 06/15/32	79	75,687
5.13%, 07/01/35	75	76,386
4.95%, 09/01/48	100	93,841
		4,696,040
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
5.70%, 06/15/32	25	25,753
5.70%, 07/01/34	25	25,606
5.50%, 04/15/35	75	75,495
Series H, 3.38%, 12/15/29	171	162,547
Security	Par (000)	Value
Hotel & Resort REITs (continued)
Host Hotels & Resorts LP (continued)
Series I, 3.50%, 09/15/30	$100	$ 93,885
Series J, 2.90%, 12/15/31	71	63,176
		446,462
Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	70	66,850
3.70%, 01/15/31	50	46,809
5.85%, 08/01/34(b)	50	51,137
Darden Restaurants, Inc.
3.85%, 05/01/27	100	99,524
4.35%, 10/15/27	25	25,096
4.55%, 10/15/29	25	25,131
6.30%, 10/10/33	50	54,144
4.55%, 02/15/48	50	41,547
Hyatt Hotels Corp.
5.75%, 01/30/27	50	50,942
5.05%, 03/30/28	25	25,406
4.38%, 09/15/28	276	276,404
5.25%, 06/30/29	25	25,640
5.75%, 04/23/30	87	90,491
5.38%, 12/15/31	45	46,013
5.75%, 03/30/32	25	26,073
5.50%, 06/30/34(b)	25	25,586
Las Vegas Sands Corp.
5.90%, 06/01/27	25	25,505
5.63%, 06/15/28	25	25,559
3.90%, 08/08/29	75	72,550
6.00%, 08/15/29	25	26,038
6.00%, 06/14/30	25	26,034
6.20%, 08/15/34	100	104,647
Marriott International, Inc.
4.20%, 07/15/27	50	50,155
5.00%, 10/15/27	55	55,957
5.55%, 10/15/28	50	51,923
4.90%, 04/15/29	100	102,083
4.50%, 10/15/31(b)	25	24,891
5.10%, 04/15/32(b)	60	61,579
5.30%, 05/15/34	175	179,745
5.35%, 03/15/35(b)	100	102,272
5.25%, 10/15/35	75	75,668
5.50%, 04/15/37	175	178,839
Series FF, 4.63%, 06/15/30	171	172,707
Series GG, 3.50%, 10/15/32	171	158,465
Series HH, 2.85%, 04/15/31	150	138,035
Series X, 4.00%, 04/15/28	171	170,428
McDonald’s Corp.
3.50%, 03/01/27	171	169,914
3.50%, 07/01/27	240	238,122
3.80%, 04/01/28	171	170,259
4.80%, 08/14/28	50	51,065
5.00%, 05/17/29	25	25,738
2.63%, 09/01/29	100	94,752
4.60%, 05/15/30	50	50,774
3.60%, 07/01/30	150	146,463
4.40%, 02/12/31	50	50,136
4.60%, 09/09/32	50	50,697
4.95%, 08/14/33(b)	75	77,263
5.20%, 05/17/34	25	26,057
4.95%, 03/03/35(b)	110	111,447

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
4.70%, 12/09/35	$79	$ 78,444
5.00%, 02/13/36	50	50,368
6.30%, 10/15/37	200	222,742
6.30%, 03/01/38	171	188,863
3.70%, 02/15/42	74	60,649
3.63%, 05/01/43	25	19,921
4.60%, 05/26/45	171	153,553
4.88%, 12/09/45	171	158,137
4.45%, 03/01/47	87	75,313
4.45%, 09/01/48	100	86,253
3.63%, 09/01/49	151	113,115
4.20%, 04/01/50	88	72,350
5.15%, 09/09/52(b)	100	94,608
5.45%, 08/14/53(b)	75	74,449
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	120	118,078
01/15/36(a)	25	25,146
Sands China Ltd.
5.40%, 08/08/28(b)	200	204,203
4.38%, 06/18/30	200	196,400
Starbucks Corp.
4.85%, 02/08/27	25	25,246
2.00%, 03/12/27	100	97,107
4.50%, 05/15/28	25	25,246
4.00%, 11/15/28	87	86,851
3.55%, 08/15/29	214	209,674
2.25%, 03/12/30	100	91,801
4.80%, 05/15/30	25	25,519
2.55%, 11/15/30	140	128,496
4.90%, 02/15/31	25	25,717
3.00%, 02/14/32(b)	132	121,434
4.80%, 02/15/33(b)	100	101,327
5.00%, 02/15/34	25	25,521
5.40%, 05/15/35	125	129,610
3.75%, 12/01/47	171	129,915
4.45%, 08/15/49	75	63,170
3.35%, 03/12/50	171	118,646
3.50%, 11/15/50	140	99,746
		7,540,178
Household Durables — 0.0%
DR Horton, Inc.
1.30%, 10/15/26	174	169,162
1.40%, 10/15/27	171	162,233
5.00%, 10/15/34	100	101,140
5.50%, 10/15/35	50	51,840
Leggett & Platt, Inc.(b)
3.50%, 11/15/27	70	68,596
4.40%, 03/15/29	71	69,910
3.50%, 11/15/51	55	36,001
Lennar Corp.
4.75%, 11/29/27	141	142,335
5.20%, 07/30/30	50	51,498
MDC Holdings, Inc.
3.85%, 01/15/30	50	48,025
2.50%, 01/15/31	70	61,770
6.00%, 01/15/43(b)	71	67,570
Meritage Homes Corp., 5.13%, 06/06/27	75	75,648
NVR, Inc., 3.00%, 05/15/30	100	94,516
PulteGroup, Inc., 7.88%, 06/15/32	171	201,378
Security	Par (000)	Value
Household Durables (continued)
Toll Brothers Finance Corp.
4.88%, 03/15/27	$75	$ 75,547
4.35%, 02/15/28	75	75,222
3.80%, 11/01/29	50	48,945
5.60%, 06/15/35	75	76,834
		1,678,170
Household Products — 0.0%
Avery Dennison Corp.
2.65%, 04/30/30	75	69,510
2.25%, 02/15/32	87	75,352
5.75%, 03/15/33(b)	90	95,122
Church & Dwight Co., Inc.
3.15%, 08/01/27	50	49,344
2.30%, 12/15/31	171	151,466
5.60%, 11/15/32	140	148,373
5.00%, 06/15/52	50	46,504
Clorox Co.
3.10%, 10/01/27	87	85,404
1.80%, 05/15/30	50	44,833
4.60%, 05/01/32	75	75,817
Kimberly-Clark Corp.
3.10%, 03/26/30	100	95,984
2.00%, 11/02/31(b)	75	66,836
4.50%, 02/16/33	100	101,129
5.30%, 03/01/41	87	87,668
3.20%, 07/30/46	74	54,061
2.88%, 02/07/50(b)	140	92,854
		1,340,257
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/27	130	127,372
3.38%, 03/01/29(b)	211	206,063
2.38%, 08/26/29	169	158,270
4.80%, 03/15/30	25	25,561
5.15%, 03/15/35	25	25,607
3.13%, 09/19/46	87	61,252
3.63%, 10/15/47(b)	104	78,825
4.00%, 09/14/48	150	121,480
3.25%, 08/26/49	175	122,797
3.70%, 04/15/50(b)	87	65,565
Eaton Corp.
3.10%, 09/15/27	118	116,456
4.00%, 11/02/32	75	73,409
4.15%, 03/15/33	100	98,461
4.15%, 11/02/42	187	165,255
4.70%, 08/23/52	60	54,889
Illinois Tool Works, Inc.
4.88%, 09/15/41(b)	181	175,642
3.90%, 09/01/42	75	64,023
Parker-Hannifin Corp.
4.25%, 09/15/27	120	120,553
3.25%, 06/14/29	341	330,945
4.50%, 09/15/29	100	101,354
4.20%, 11/21/34(b)	87	84,332
4.10%, 03/01/47	87	72,679
4.00%, 06/14/49(b)	87	70,806
Pentair Finance SARL, 5.90%, 07/15/32	100	106,034
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	157,076
Textron, Inc.
3.65%, 03/15/27	75	74,250
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
Textron, Inc. (continued)
3.00%, 06/01/30	$171	$ 160,894
2.45%, 03/15/31	100	90,043
5.50%, 05/15/35(b)	50	51,720
		3,161,613
Insurance — 0.7%
Aflac, Inc.
2.88%, 10/15/26	130	128,505
3.60%, 04/01/30	150	146,968
4.75%, 01/15/49	87	78,052
Alleghany Corp.
3.63%, 05/15/30	121	118,170
3.25%, 08/15/51	171	118,664
Allstate Corp.
3.28%, 12/15/26	130	128,769
5.05%, 06/24/29	50	51,412
1.45%, 12/15/30	100	86,264
5.25%, 03/30/33	20	20,739
5.55%, 05/09/35	160	167,658
4.50%, 06/15/43	53	46,978
4.20%, 12/15/46	100	83,847
3.85%, 08/10/49	171	133,848
American Financial Group, Inc.
5.00%, 09/23/35	35	34,293
4.50%, 06/15/47(b)	80	66,971
American International Group, Inc.
5.13%, 03/27/33	70	72,011
3.88%, 01/15/35	100	92,818
5.45%, 05/07/35	140	145,839
4.80%, 07/10/45	100	91,935
4.75%, 04/01/48(b)	171	154,720
4.38%, 06/30/50	87	73,820
American National Group, Inc.
5.75%, 10/01/29	75	77,582
6.00%, 07/15/35	100	102,085
Aon Corp.
4.50%, 12/15/28(b)	171	172,763
3.75%, 05/02/29	171	168,439
2.80%, 05/15/30	100	93,860
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	53,928
2.05%, 08/23/31	87	76,434
2.60%, 12/02/31(b)	59	53,127
5.00%, 09/12/32	270	277,893
5.35%, 02/28/33	25	26,101
2.90%, 08/23/51	100	63,127
3.90%, 02/28/52	131	99,249
Aon Global Ltd.
4.60%, 06/14/44	87	76,818
4.75%, 05/15/45	87	78,378
Aon North America, Inc.
5.13%, 03/01/27	75	76,042
5.15%, 03/01/29	100	102,859
5.30%, 03/01/31	100	104,155
5.45%, 03/01/34	200	208,341
5.75%, 03/01/54	170	171,204
Arch Capital Finance LLC
4.01%, 12/15/26	171	170,678
5.03%, 12/15/46	75	69,643
Arch Capital Group Ltd., 3.64%, 06/30/50	100	74,384
Security	Par (000)	Value
Insurance (continued)
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	$66	$ 62,914
Arthur J Gallagher & Co.
4.60%, 12/15/27	70	70,686
2.40%, 11/09/31(b)	87	77,238
5.00%, 02/15/32	40	40,811
5.45%, 07/15/34	300	310,671
5.15%, 02/15/35	150	151,774
3.50%, 05/20/51	112	79,406
5.75%, 03/02/53(b)	66	65,710
6.75%, 02/15/54(b)	70	78,892
5.75%, 07/15/54	60	59,794
5.55%, 02/15/55	180	175,905
Assurant, Inc., 5.55%, 02/15/36	50	50,672
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28	300	315,402
3.15%, 06/15/31(b)	50	46,877
Athene Holding Ltd.
6.15%, 04/03/30	100	106,594
6.65%, 02/01/33(b)	100	108,519
5.88%, 01/15/34(b)	200	209,309
3.95%, 05/25/51	66	48,136
6.25%, 04/01/54	150	152,923
6.63%, 05/19/55	105	112,365
AXIS Specialty Finance LLC, (5-year CMT + 3.19%), 4.90%, 01/15/40(c)	50	48,531
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	133	130,232
1.85%, 03/12/30	87	79,470
1.45%, 10/15/30	155	137,120
2.88%, 03/15/32(b)	150	140,286
4.40%, 05/15/42	74	69,142
4.30%, 05/15/43	87	78,472
4.20%, 08/15/48	250	213,517
4.25%, 01/15/49	171	146,555
2.85%, 10/15/50	196	128,571
2.50%, 01/15/51	132	80,482
3.85%, 03/15/52	350	274,570
Berkshire Hathaway, Inc., 4.50%, 02/11/43(b)	200	189,927
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	296,244
5.63%, 05/15/30(b)	71	72,822
4.70%, 06/22/47	103	82,095
3.85%, 12/22/51	50	32,955
Brown & Brown, Inc.
4.60%, 12/23/26	50	50,262
4.70%, 06/23/28	50	50,477
4.90%, 06/23/30	200	202,687
2.38%, 03/15/31	171	152,141
4.20%, 03/17/32	100	96,486
5.25%, 06/23/32	50	51,266
5.65%, 06/11/34	50	51,867
5.55%, 06/23/35(b)	155	159,441
4.95%, 03/17/52(b)	65	57,249
6.25%, 06/23/55	80	84,182
Chubb Corp.
6.00%, 05/11/37	50	54,701
Series 1, 6.50%, 05/15/38	74	84,054
Chubb INA Holdings LLC
4.65%, 08/15/29	75	76,475
1.38%, 09/15/30	346	303,177
5.00%, 03/15/34(b)	200	205,077

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC (continued)
4.90%, 08/15/35	$145	$ 145,862
6.70%, 05/15/36	150	172,015
4.15%, 03/13/43	53	46,344
4.35%, 11/03/45	100	88,178
2.85%, 12/15/51	87	56,880
3.05%, 12/15/61(b)	59	36,950
CNA Financial Corp.
3.45%, 08/15/27	100	98,793
3.90%, 05/01/29	87	85,876
5.13%, 02/15/34	75	75,684
5.20%, 08/15/35	50	50,096
CNO Financial Group, Inc.
5.25%, 05/30/29	120	122,070
6.45%, 06/15/34	75	79,588
Corebridge Financial, Inc.
3.65%, 04/05/27	75	74,356
3.85%, 04/05/29	175	172,310
3.90%, 04/05/32	175	167,090
6.05%, 09/15/33	50	53,353
5.75%, 01/15/34	50	52,594
4.35%, 04/05/42	75	64,741
4.40%, 04/05/52(b)	175	144,566
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	100	102,547
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(c)	50	49,639
Enstar Group Ltd., 3.10%, 09/01/31	124	110,751
Equitable Holdings, Inc.
4.35%, 04/20/28	114	114,391
5.59%, 01/11/33	150	157,801
5.00%, 04/20/48(b)	149	136,860
Essent Group Ltd., 6.25%, 07/01/29	25	26,188
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	50	45,484
3.50%, 10/15/50	87	61,377
3.13%, 10/15/52	155	100,064
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	52,482
6.50%, 06/04/29	25	26,065
6.25%, 10/04/34(b)	75	76,488
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	100	101,265
4.63%, 04/29/30	171	171,566
3.38%, 03/03/31	75	70,746
5.63%, 08/16/32	80	83,131
6.35%, 03/22/54	135	142,676
6.10%, 03/15/55	50	51,263
Fidelity National Financial, Inc.
3.40%, 06/15/30(b)	87	82,628
2.45%, 03/15/31	75	66,445
3.20%, 09/17/51	58	37,151
First American Financial Corp.
4.00%, 05/15/30	50	48,333
2.40%, 08/15/31	78	67,754
5.45%, 09/30/34	50	50,139
Globe Life, Inc.
4.55%, 09/15/28	50	50,443
2.15%, 08/15/30	40	35,931
4.80%, 06/15/32	50	50,344
5.85%, 09/15/34	25	26,212
Hanover Insurance Group, Inc.
2.50%, 09/01/30	87	78,490
5.50%, 09/01/35	25	25,295
Security	Par (000)	Value
Insurance (continued)
Hartford Insurance Group, Inc.
2.80%, 08/19/29	$87	$ 82,295
5.95%, 10/15/36	100	107,742
6.10%, 10/01/41	74	78,577
4.30%, 04/15/43	25	21,729
3.60%, 08/19/49	100	75,458
2.90%, 09/15/51	71	46,072
Jackson Financial, Inc.
3.13%, 11/23/31	171	154,399
4.00%, 11/23/51	50	36,073
Kemper Corp., 3.80%, 02/23/32	74	68,116
Lincoln National Corp.
3.80%, 03/01/28	57	56,298
3.40%, 01/15/31	100	94,454
3.40%, 03/01/32	50	46,280
5.85%, 03/15/34	25	26,153
6.30%, 10/09/37	87	93,204
4.35%, 03/01/48	35	28,854
Loews Corp.
3.20%, 05/15/30	114	109,035
4.13%, 05/15/43	50	42,488
Manulife Financial Corp.
2.48%, 05/19/27	171	166,623
3.70%, 03/16/32	67	64,108
5.38%, 03/04/46	71	70,869
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	87	86,384
Markel Group, Inc.
3.35%, 09/17/29	82	79,167
4.30%, 11/01/47	80	65,414
5.00%, 05/20/49	75	67,538
4.15%, 09/17/50	87	68,504
3.45%, 05/07/52	75	51,551
6.00%, 05/16/54	40	40,814
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	85	85,946
4.38%, 03/15/29	171	172,528
4.65%, 03/15/30	175	177,842
2.25%, 11/15/30	59	53,458
4.85%, 11/15/31	175	178,979
2.38%, 12/15/31	65	57,883
5.75%, 11/01/32	50	53,625
5.40%, 09/15/33	50	52,465
5.15%, 03/15/34	225	232,964
5.00%, 03/15/35	285	288,485
5.35%, 11/15/44	50	49,580
4.35%, 01/30/47	87	74,438
4.20%, 03/01/48	87	72,806
4.90%, 03/15/49	171	157,215
2.90%, 12/15/51(b)	52	33,356
6.25%, 11/01/52	25	27,523
5.45%, 03/15/53	75	74,217
5.70%, 09/15/53	100	102,375
5.45%, 03/15/54	25	24,717
5.40%, 03/15/55(b)	175	171,574
MetLife, Inc.
4.55%, 03/23/30	171	173,913
5.38%, 07/15/33	50	52,668
6.38%, 06/15/34	257	286,701
5.30%, 12/15/34(b)	110	114,414
5.70%, 06/15/35	150	160,594
5.88%, 02/06/41	100	106,034
4.13%, 08/13/42	75	64,509
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued)
4.88%, 11/13/43	$200	$ 188,557
4.72%, 12/15/44	50	45,712
4.05%, 03/01/45	87	73,343
4.60%, 05/13/46	200	182,747
5.00%, 07/15/52	110	102,789
5.25%, 01/15/54(b)	100	97,428
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(c)	50	53,123
NMI Holdings, Inc., 6.00%, 08/15/29(b)	25	25,838
Old Republic International Corp.
5.75%, 03/28/34	25	26,061
3.85%, 06/11/51	70	50,766
PartnerRe Finance B LLC
3.70%, 07/02/29	25	24,467
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	50	47,177
Primerica, Inc., 2.80%, 11/19/31	74	66,811
Principal Financial Group, Inc.
3.10%, 11/15/26	171	169,050
3.70%, 05/15/29	100	98,058
2.13%, 06/15/30	100	90,541
5.38%, 03/15/33	40	41,559
4.63%, 09/15/42	50	45,765
4.30%, 11/15/46	87	74,394
5.50%, 03/15/53	45	44,861
Progressive Corp.
2.45%, 01/15/27	87	85,380
2.50%, 03/15/27	66	64,653
4.00%, 03/01/29	75	75,010
3.00%, 03/15/32	145	133,826
4.95%, 06/15/33	40	41,152
4.35%, 04/25/44	74	65,047
3.70%, 01/26/45	70	55,963
4.13%, 04/15/47	87	73,248
4.20%, 03/15/48	87	73,947
3.70%, 03/15/52	60	46,256
Prudential Financial, Inc.
3.88%, 03/27/28	120	120,185
5.20%, 03/14/35	200	205,584
3.00%, 03/10/40	171	133,356
4.60%, 05/15/44	87	78,270
3.91%, 12/07/47	87	69,698
3.94%, 12/07/49	156	123,196
4.35%, 02/25/50	171	144,716
3.70%, 03/13/51	200	151,232
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(c)	100	98,739
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(c)	171	174,167
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	161,763
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	71	66,320
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	107	107,388
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	171	163,946
3.63%, 03/24/32	87	82,860
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	81,041
3.15%, 06/15/30	100	94,355
6.00%, 09/15/33	20	21,384
5.75%, 09/15/34	75	78,411
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	100	97,509
5.75%, 06/05/33	60	62,975
Security	Par (000)	Value
Insurance (continued)
RenaissanceRe Holdings Ltd. (continued)
5.80%, 04/01/35	$25	$ 26,213
Selective Insurance Group, Inc.
5.90%, 04/15/35	50	51,938
5.38%, 03/01/49	25	22,987
Stewart Information Services Corp., 3.60%, 11/15/31	50	44,790
Travelers Cos., Inc.
6.75%, 06/20/36	87	100,263
6.25%, 06/15/37	87	96,668
5.35%, 11/01/40	200	204,022
4.60%, 08/01/43	148	134,651
4.30%, 08/25/45	87	75,573
4.00%, 05/30/47	87	71,706
4.10%, 03/04/49	87	71,598
5.45%, 05/25/53	40	40,016
5.70%, 07/24/55	75	77,671
Travelers Property Casualty Corp., 6.38%, 03/15/33	74	83,051
Unum Group
4.00%, 06/15/29	71	70,089
5.75%, 08/15/42	87	86,942
4.50%, 12/15/49	37	30,172
4.13%, 06/15/51	75	57,100
6.00%, 06/15/54	45	45,552
W.R. Berkley Corp.
4.00%, 05/12/50	87	68,306
3.55%, 03/30/52(b)	87	61,742
Willis North America, Inc.
4.65%, 06/15/27	71	71,545
4.50%, 09/15/28	207	208,803
5.35%, 05/15/33	40	41,393
5.05%, 09/15/48	50	45,518
3.88%, 09/15/49	100	75,858
5.90%, 03/05/54	75	76,403
		26,381,999
Interactive Media & Services — 0.1%
Alphabet, Inc.
0.80%, 08/15/27	93	88,214
4.00%, 05/15/30	105	105,463
1.10%, 08/15/30	162	141,881
4.50%, 05/15/35	150	150,129
1.90%, 08/15/40	159	108,651
2.05%, 08/15/50	340	193,531
5.25%, 05/15/55	170	170,371
2.25%, 08/15/60(b)	257	138,799
5.30%, 05/15/65	170	169,156
Meta Platforms, Inc.
3.50%, 08/15/27(b)	350	348,449
4.60%, 05/15/28	160	163,274
4.30%, 08/15/29	110	111,399
4.80%, 05/15/30	60	61,938
4.55%, 08/15/31	100	101,967
3.85%, 08/15/32	415	403,852
4.95%, 05/15/33	60	62,123
4.75%, 08/15/34(b)	225	227,931
4.45%, 08/15/52	340	291,949
5.60%, 05/15/53	360	365,165
5.40%, 08/15/54	360	355,673
4.65%, 08/15/62	200	171,523
5.75%, 05/15/63	210	215,977
5.55%, 08/15/64	290	287,869

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Netflix, Inc.
5.88%, 11/15/28	$200	$ 210,899
6.38%, 05/15/29	200	215,489
5.40%, 08/15/54	150	151,060
		5,012,732
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(b)	200	197,758
4.88%, 05/26/30(b)(d)	200	206,398
4.50%, 11/28/34	250	247,760
5.25%, 05/26/35(b)(d)	200	209,336
2.70%, 02/09/41(b)	200	149,240
4.20%, 12/06/47	249	213,224
3.15%, 02/09/51	284	198,996
3.25%, 02/09/61	200	134,286
Amazon.com, Inc.
3.30%, 04/13/27	250	248,168
1.20%, 06/03/27	341	327,042
1.65%, 05/12/28	291	275,648
3.45%, 04/13/29	238	234,562
4.65%, 12/01/29	400	410,333
1.50%, 06/03/30	211	189,067
2.10%, 05/12/31	341	306,784
3.60%, 04/13/32	354	342,172
4.70%, 12/01/32(b)	400	411,118
4.80%, 12/05/34	204	210,806
3.88%, 08/22/37	271	249,859
2.88%, 05/12/41	240	184,154
4.95%, 12/05/44(b)	87	86,079
4.05%, 08/22/47	400	338,393
2.50%, 06/03/50(b)	271	167,415
3.10%, 05/12/51	400	278,276
3.95%, 04/13/52	304	246,585
4.25%, 08/22/57	341	286,520
2.70%, 06/03/60	171	101,146
3.25%, 05/12/61	221	147,822
4.10%, 04/13/62	121	97,371
eBay, Inc.
3.60%, 06/05/27	171	169,739
2.70%, 03/11/30(b)	171	159,921
2.60%, 05/10/31	201	182,908
4.00%, 07/15/42	50	41,738
3.65%, 05/10/51	137	102,478
Expedia Group, Inc.
4.63%, 08/01/27	100	100,679
3.80%, 02/15/28	130	128,873
3.25%, 02/15/30	192	183,445
2.95%, 03/15/31	54	50,065
5.40%, 02/15/35	75	76,966
JD.com, Inc., 3.38%, 01/14/30(b)	200	193,630
Uber Technologies, Inc.
4.30%, 01/15/30	200	200,579
4.15%, 01/15/31	100	99,087
4.80%, 09/15/34(b)	150	150,282
4.80%, 09/15/35	100	99,093
5.35%, 09/15/54(b)	175	169,790
Security	Par (000)	Value
Internet Software & Services (continued)
VeriSign, Inc.
4.75%, 07/15/27	$171	$ 171,016
2.70%, 06/15/31	75	67,599
		9,044,206
IT Services — 0.3%
Accenture Capital, Inc.
3.90%, 10/04/27	55	55,058
4.05%, 10/04/29	75	74,928
4.25%, 10/04/31(b)	75	74,888
4.50%, 10/04/34	200	197,245
Amdocs Ltd., 2.54%, 06/15/30	50	45,809
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	87	82,139
2.60%, 05/01/31	79	71,416
CGI, Inc.
4.95%, 03/14/30(d)	25	25,451
2.30%, 09/14/31	87	76,489
DXC Technology Co., 2.38%, 09/15/28	71	66,917
Fidelity National Information Services, Inc.
1.65%, 03/01/28(b)	118	111,209
5.10%, 07/15/32(b)	100	102,481
3.10%, 03/01/41	89	67,193
4.50%, 08/15/46(b)	100	83,990
Fiserv, Inc.
5.15%, 03/15/27	50	50,653
2.25%, 06/01/27	307	298,200
5.45%, 03/02/28	60	61,685
5.38%, 08/21/28	50	51,556
4.20%, 10/01/28	171	170,919
3.50%, 07/01/29	381	370,309
4.75%, 03/15/30	50	50,724
2.65%, 06/01/30	164	151,846
4.55%, 02/15/31	140	140,519
5.35%, 03/15/31	50	51,996
5.60%, 03/02/33(b)	40	41,912
5.63%, 08/21/33	50	52,493
5.45%, 03/15/34	50	51,671
5.15%, 08/12/34	100	101,195
5.25%, 08/11/35(b)	75	75,798
4.40%, 07/01/49	303	249,824
Fortinet, Inc., 2.20%, 03/15/31	152	135,396
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	100	100,718
4.60%, 02/05/29	100	101,347
4.75%, 02/05/31	100	101,990
4.90%, 02/05/34	100	101,298
5.25%, 02/05/44	100	98,400
5.30%, 02/05/54	200	191,403
International Business Machines Corp.
3.30%, 01/27/27	100	99,133
2.20%, 02/09/27	200	195,207
1.70%, 05/15/27(b)	289	278,655
4.15%, 07/27/27	100	100,430
4.50%, 02/06/28	250	252,608
4.65%, 02/10/28	100	101,428
3.50%, 05/15/29	381	373,206
4.80%, 02/10/30	100	102,333
1.95%, 05/15/30	121	109,584
2.72%, 02/09/32	180	163,343
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
5.00%, 02/10/32	$100	$ 102,988
4.40%, 07/27/32(b)	100	100,003
5.88%, 11/29/32	87	94,262
4.75%, 02/06/33(b)	100	101,632
5.20%, 02/10/35	100	102,658
4.15%, 05/15/39	350	314,210
2.85%, 05/15/40	345	260,913
4.00%, 06/20/42	148	125,791
4.25%, 05/15/49	330	272,675
2.95%, 05/15/50	116	76,265
4.90%, 07/27/52(b)	100	90,836
5.10%, 02/06/53	100	93,643
5.70%, 02/10/55	100	101,379
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	138,736
Leidos, Inc.
4.38%, 05/15/30	100	99,686
2.30%, 02/15/31	130	115,999
Oracle Corp.
4.45%, 09/26/30	235	234,885
4.80%, 09/26/32	295	295,355
5.20%, 09/26/35	225	226,239
5.88%, 09/26/45	380	381,032
5.95%, 09/26/55	430	428,677
6.10%, 09/26/65	280	279,484
Paychex, Inc.
5.10%, 04/15/30	200	205,807
5.35%, 04/15/32	50	51,882
5.60%, 04/15/35	150	157,032
		10,165,061
Leisure Products — 0.0%
Brunswick Corp./DE
2.40%, 08/18/31(b)	66	57,383
5.10%, 04/01/52	71	56,926
Hasbro, Inc.
3.55%, 11/19/26	75	74,359
3.90%, 11/19/29	75	73,051
6.05%, 05/14/34	25	26,148
6.35%, 03/15/40	87	91,013
5.10%, 05/15/44	60	53,353
Mattel, Inc., 5.45%, 11/01/41	30	27,636
		459,869
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	50	50,724
5.80%, 03/21/34(b)	50	51,976
Caterpillar Financial Services Corp.
4.45%, 10/16/26(b)	50	50,317
4.50%, 01/07/27	25	25,187
1.70%, 01/08/27	87	84,703
4.50%, 01/08/27	75	75,581
5.00%, 05/14/27	50	50,868
3.60%, 08/12/27(b)	100	99,578
1.10%, 09/14/27	100	94,899
4.40%, 10/15/27	75	75,816
4.60%, 11/15/27	125	126,869
4.40%, 03/03/28	50	50,530
4.85%, 02/27/29	50	51,342
4.38%, 08/16/29(b)	50	50,689
4.70%, 11/15/29(b)	150	153,640
4.80%, 01/08/30	25	25,775
Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp. (continued)
Series K, 4.10%, 08/15/28	$50	$ 50,224
Caterpillar, Inc.
2.60%, 09/19/29	70	66,441
2.60%, 04/09/30	87	81,672
1.90%, 03/12/31(b)	157	140,439
5.20%, 05/15/35	250	258,652
5.20%, 05/27/41	206	207,895
3.80%, 08/15/42	200	168,930
3.25%, 09/19/49	171	123,342
3.25%, 04/09/50	171	123,138
5.50%, 05/15/55	50	51,062
CNH Industrial Capital LLC
4.50%, 10/08/27	75	75,448
4.75%, 03/21/28	45	45,502
4.55%, 04/10/28(b)	40	40,308
5.50%, 01/12/29	100	103,489
5.10%, 04/20/29	50	51,198
4.50%, 10/16/30	50	49,895
Deere & Co.
5.38%, 10/16/29	200	209,871
3.10%, 04/15/30	87	83,396
5.45%, 01/16/35	125	131,577
3.90%, 06/09/42	96	83,092
2.88%, 09/07/49	68	46,154
3.75%, 04/15/50	100	79,056
5.70%, 01/19/55	50	52,589
Dover Corp., 2.95%, 11/04/29	60	57,063
Flowserve Corp., 2.80%, 01/15/32	70	61,974
IDEX Corp.
3.00%, 05/01/30	75	70,503
2.63%, 06/15/31	67	60,654
Ingersoll Rand, Inc.
5.20%, 06/15/27	50	50,836
5.18%, 06/15/29(b)	50	51,662
5.70%, 08/14/33(b)	200	212,464
5.45%, 06/15/34	50	52,132
5.70%, 06/15/54	100	101,779
John Deere Capital Corp.
1.30%, 10/13/26	90	87,688
4.50%, 01/08/27	100	100,788
1.70%, 01/11/27	257	249,933
4.85%, 03/05/27	50	50,655
2.35%, 03/08/27	100	97,916
4.90%, 06/11/27	75	76,225
4.20%, 07/15/27	145	145,950
2.80%, 09/08/27	25	24,536
4.15%, 09/15/27	100	100,471
3.05%, 01/06/28	75	73,620
4.65%, 01/07/28	50	50,817
4.75%, 01/20/28(b)	50	50,958
1.50%, 03/06/28	87	82,105
4.95%, 07/14/28	35	35,942
4.50%, 01/16/29	120	121,801
3.45%, 03/07/29	100	98,270
3.35%, 04/18/29	61	59,628
4.85%, 06/11/29	75	77,047
2.80%, 07/18/29	110	105,156
4.85%, 10/11/29	50	51,518
2.45%, 01/09/30	75	70,164
4.70%, 06/10/30	110	112,848
4.38%, 10/15/30	100	100,713

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
1.45%, 01/15/31(b)	$155	$ 135,708
4.90%, 03/07/31(b)	50	51,546
2.00%, 06/17/31	200	177,798
4.40%, 09/08/31	100	100,680
3.90%, 06/07/32(b)	100	97,488
4.35%, 09/15/32	100	100,162
5.10%, 04/11/34(b)	250	258,660
5.05%, 06/12/34	75	77,336
Series I, 4.25%, 06/05/28	75	75,619
Series I, 4.55%, 06/05/30	75	76,167
Kennametal, Inc., 2.80%, 03/01/31	55	50,133
Nordson Corp.
4.50%, 12/15/29	25	25,136
5.80%, 09/15/33	25	26,678
nVent Finance SARL
2.75%, 11/15/31	65	57,998
5.65%, 05/15/33(b)	40	41,766
Otis Worldwide Corp.
2.29%, 04/05/27	75	73,151
5.25%, 08/16/28	30	30,923
2.57%, 02/15/30	171	159,210
5.13%, 09/04/35	30	30,354
3.11%, 02/15/40	171	133,125
3.36%, 02/15/50(b)	69	49,402
Regal Rexnord Corp.
6.05%, 04/15/28(b)	120	124,132
6.30%, 02/15/30	200	212,060
6.40%, 04/15/33	100	107,355
Rockwell Automation, Inc.(b)
1.75%, 08/15/31	86	74,860
2.80%, 08/15/61	60	35,703
Snap-on, Inc., 3.10%, 05/01/50	171	118,339
Stanley Black & Decker, Inc.
6.00%, 03/06/28	100	103,909
4.25%, 11/15/28	171	171,235
2.30%, 03/15/30	71	64,638
3.00%, 05/15/32	76	68,351
4.85%, 11/15/48(b)	87	75,923
2.75%, 11/15/50	75	44,503
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	137	138,909
4.90%, 05/29/30	50	51,098
5.50%, 05/29/35	50	51,761
Xylem, Inc./New York, 4.38%, 11/01/46	87	73,761
		9,531,257
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	87	85,662
4.20%, 03/15/28	200	199,084
2.25%, 01/15/29	286	265,992
5.05%, 03/30/29	171	173,239
6.10%, 06/01/29	100	104,939
2.80%, 04/01/31	141	127,217
2.30%, 02/01/32	100	85,560
4.40%, 04/01/33	300	284,549
6.65%, 02/01/34	150	160,290
6.55%, 06/01/34	100	106,572
6.38%, 10/23/35	227	237,812
5.85%, 12/01/35	160	161,528
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
5.38%, 04/01/38	$171	$ 161,280
3.50%, 06/01/41	171	124,762
3.50%, 03/01/42	87	62,661
6.48%, 10/23/45	357	352,683
5.38%, 05/01/47	257	222,134
5.75%, 04/01/48	295	267,410
5.13%, 07/01/49(b)	171	141,402
4.80%, 03/01/50	324	256,618
3.70%, 04/01/51	204	134,581
3.90%, 06/01/52	275	186,255
5.25%, 04/01/53(b)	238	198,872
6.83%, 10/23/55	87	88,688
6.70%, 12/01/55	100	101,195
3.85%, 04/01/61(b)	253	157,690
4.40%, 12/01/61	271	187,778
3.95%, 06/30/62(b)	100	63,267
5.50%, 04/01/63	100	83,800
Comcast Corp.
2.35%, 01/15/27	148	145,048
3.30%, 02/01/27	171	169,533
3.30%, 04/01/27	91	90,126
5.35%, 11/15/27	90	92,462
3.15%, 02/15/28	214	210,230
3.55%, 05/01/28	171	169,274
4.15%, 10/15/28	379	380,112
4.55%, 01/15/29	80	81,038
5.10%, 06/01/29	100	103,385
2.65%, 02/01/30	163	152,842
3.40%, 04/01/30	182	176,078
4.25%, 10/15/30	171	171,294
1.95%, 01/15/31	246	218,506
1.50%, 02/15/31	281	242,949
4.95%, 05/15/32	75	76,902
5.50%, 11/15/32	100	105,971
4.25%, 01/15/33	112	109,722
4.65%, 02/15/33	160	160,709
4.80%, 05/15/33(b)	80	80,811
5.30%, 06/01/34	100	103,747
4.20%, 08/15/34	482	460,205
5.30%, 05/15/35(b)	100	102,820
4.40%, 08/15/35	87	83,545
3.20%, 07/15/36	137	116,726
6.45%, 03/15/37	200	223,662
3.90%, 03/01/38	137	120,602
4.60%, 10/15/38	130	122,487
3.25%, 11/01/39	171	136,535
3.75%, 04/01/40	171	143,795
4.65%, 07/15/42	100	90,750
4.75%, 03/01/44	67	60,395
3.40%, 07/15/46	87	62,971
4.00%, 08/15/47	87	68,232
3.97%, 11/01/47	257	200,828
4.00%, 03/01/48	87	68,010
4.70%, 10/15/48	214	186,691
4.00%, 11/01/49	216	166,572
3.45%, 02/01/50	150	104,861
2.80%, 01/15/51	149	90,963
2.89%, 11/01/51	505	311,065
2.45%, 08/15/52(b)	291	160,694
4.05%, 11/01/52	150	115,009
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
5.35%, 05/15/53(b)	$280	$ 262,554
5.65%, 06/01/54(b)	190	186,464
6.05%, 05/15/55(b)	175	180,857
2.94%, 11/01/56	707	419,541
4.95%, 10/15/58	171	149,834
2.65%, 08/15/62	150	78,938
2.99%, 11/01/63	451	257,529
5.50%, 05/15/64	180	169,647
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	73,628
3.45%, 03/01/32	70	64,671
Fox Corp.
4.71%, 01/25/29(b)	171	173,197
3.50%, 04/08/30	200	193,727
6.50%, 10/13/33	50	55,047
5.48%, 01/25/39	175	175,666
5.58%, 01/25/49(b)	171	166,486
Grupo Televisa SAB
6.63%, 01/15/40(b)	87	80,052
5.00%, 05/13/45	200	139,875
NBCUniversal Media LLC
5.95%, 04/01/41	109	114,345
4.45%, 01/15/43	72	62,803
Paramount Global
3.38%, 02/15/28	87	84,749
3.70%, 06/01/28	87	85,126
4.20%, 06/01/29	50	49,154
7.88%, 07/30/30	100	111,648
4.95%, 01/15/31	171	169,049
4.20%, 05/19/32	171	159,300
5.50%, 05/15/33	50	49,489
6.88%, 04/30/36	87	92,283
4.85%, 07/01/42	82	66,745
4.38%, 03/15/43	184	142,025
5.85%, 09/01/43	189	172,622
4.95%, 05/19/50	171	135,949
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	102,067
Time Warner Cable LLC
6.55%, 05/01/37	212	220,535
6.75%, 06/15/39	199	208,198
5.88%, 11/15/40	87	83,161
5.50%, 09/01/41	250	229,110
4.50%, 09/15/42	87	69,903
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	130	128,196
7.00%, 03/01/32	100	114,251
4.13%, 06/01/44	87	74,301
3.00%, 07/30/46	75	52,332
Series E, 4.13%, 12/01/41	87	75,980
Walt Disney Co.
3.38%, 11/15/26	57	56,679
3.70%, 03/23/27	300	299,475
2.20%, 01/13/28(b)	171	165,007
2.00%, 09/01/29	287	266,192
3.80%, 03/22/30	171	169,089
2.65%, 01/13/31	344	320,053
6.20%, 12/15/34(b)	62	69,953
6.40%, 12/15/35	131	148,790
6.65%, 11/15/37	214	247,207
4.63%, 03/23/40	171	164,766
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
3.50%, 05/13/40	$275	$ 230,460
5.40%, 10/01/43	100	101,511
4.75%, 09/15/44	87	80,581
4.95%, 10/15/45	65	61,731
4.75%, 11/15/46	100	91,616
2.75%, 09/01/49	271	174,704
4.70%, 03/23/50	198	180,668
3.60%, 01/13/51	290	219,377
3.80%, 05/13/60(b)	171	127,875
		19,878,445
Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	190,732
ArcelorMittal SA
6.55%, 11/29/27	50	52,171
4.25%, 07/16/29	75	74,860
6.80%, 11/29/32(b)	50	55,622
6.00%, 06/17/34(b)	50	53,382
7.00%, 10/15/39	79	88,721
6.75%, 03/01/41(b)	100	108,544
6.35%, 06/17/54(b)	50	52,232
Barrick North America Finance LLC
5.70%, 05/30/41	87	89,461
5.75%, 05/01/43	137	141,812
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	92,389
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	60	60,958
5.10%, 09/08/28	125	128,572
5.00%, 02/21/30	125	128,840
5.25%, 09/08/30	125	130,276
5.13%, 02/21/32	100	103,593
4.90%, 02/28/33	85	86,867
5.25%, 09/08/33	175	182,262
5.30%, 02/21/35	150	156,085
5.00%, 02/15/36(b)	25	25,372
4.13%, 02/24/42	87	76,461
5.00%, 09/30/43	400	385,639
5.50%, 09/08/53	100	101,552
Freeport-McMoRan, Inc.
5.00%, 09/01/27(b)	71	71,012
4.13%, 03/01/28	87	86,492
4.38%, 08/01/28	71	70,618
5.25%, 09/01/29(b)	71	71,920
4.25%, 03/01/30	271	267,906
4.63%, 08/01/30	103	101,999
5.40%, 11/14/34	87	89,166
5.45%, 03/15/43	206	198,415
Newmont Corp.
5.88%, 04/01/35	87	94,240
4.88%, 03/15/42	111	107,501
5.45%, 06/09/44	50	50,261
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34	50	52,152
4.20%, 05/13/50	100	83,557
Nucor Corp.
4.30%, 05/23/27	79	79,360
3.95%, 05/01/28	171	170,580
2.70%, 06/01/30	171	159,782
4.65%, 06/01/30	50	50,776
5.10%, 06/01/35	50	50,835
4.40%, 05/01/48	25	21,390

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Nucor Corp. (continued)
3.85%, 04/01/52	$100	$ 77,643
2.98%, 12/15/55	87	55,077
Precision Castparts Corp., 4.38%, 06/15/45	87	76,298
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	184,760
5.20%, 11/02/40	312	312,476
2.75%, 11/02/51	216	135,419
Rio Tinto Finance USA PLC
4.38%, 03/12/27	45	45,290
4.50%, 03/14/28	50	50,548
4.88%, 03/14/30	110	112,723
5.00%, 03/14/32	65	66,818
5.00%, 03/09/33	65	66,867
5.25%, 03/14/35	275	283,382
4.75%, 03/22/42	62	57,987
4.13%, 08/21/42	87	75,522
5.13%, 03/09/53	120	113,545
5.75%, 03/14/55	165	169,811
5.88%, 03/14/65	80	83,340
Southern Copper Corp.
6.75%, 04/16/40	80	90,900
5.25%, 11/08/42	150	145,302
5.88%, 04/23/45	277	286,471
Steel Dynamics, Inc.
1.65%, 10/15/27	87	82,742
3.45%, 04/15/30	90	86,663
3.25%, 01/15/31	72	68,020
5.38%, 08/15/34	50	51,690
5.25%, 05/15/35	75	76,636
3.25%, 10/15/50	44	30,503
5.75%, 05/15/55	40	40,783
Timken Co.
4.50%, 12/15/28	87	87,390
4.13%, 04/01/32	75	71,815
Vale Overseas Ltd.
3.75%, 07/08/30	171	164,673
6.13%, 06/12/33(b)	300	320,430
6.88%, 11/10/39	28	31,342
6.40%, 06/28/54(b)	200	205,256
Vale SA, 5.63%, 09/11/42	171	173,993
Valmont Industries, Inc., 5.00%, 10/01/44	171	159,837
		8,586,317
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(b)	25	25,490
Multi-Utilities — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29	74	69,956
1.50%, 01/15/31	171	148,461
5.90%, 11/15/33	75	81,330
5.20%, 08/15/35(b)	90	92,137
5.50%, 06/15/41	50	51,585
4.15%, 01/15/43	74	63,403
4.30%, 10/01/48	87	74,022
4.13%, 03/15/49	107	87,698
3.38%, 09/15/49	110	79,139
5.75%, 10/15/52	50	51,173
6.20%, 11/15/53	50	54,995
5.00%, 12/15/54(b)	75	69,809
Security	Par (000)	Value
Multi-Utilities (continued)
Atmos Energy Corp. (continued)
01/15/56(a)	$55	$ 54,361
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(b)	140	143,608
1.75%, 10/01/30	91	80,554
4.40%, 07/01/32	100	98,727
5.85%, 01/15/41	87	89,578
National Fuel Gas Co.
5.50%, 10/01/26	20	20,211
4.75%, 09/01/28	50	50,342
5.50%, 03/15/30	35	36,177
2.95%, 03/01/31	87	79,384
5.95%, 03/15/35	25	26,072
NiSource, Inc.
3.49%, 05/15/27(b)	171	169,366
5.20%, 07/01/29	50	51,565
2.95%, 09/01/29	200	190,790
3.60%, 05/01/30	150	145,253
1.70%, 02/15/31	79	68,608
5.35%, 04/01/34	50	51,478
5.35%, 07/15/35	100	102,103
5.95%, 06/15/41	56	58,139
5.25%, 02/15/43	75	72,856
4.80%, 02/15/44	87	79,162
5.65%, 02/01/45	87	86,661
4.38%, 05/15/47	87	73,236
3.95%, 03/30/48	87	69,164
5.00%, 06/15/52	50	45,086
5.85%, 04/01/55	200	202,826
(5-year CMT + 2.45%), 6.95%, 11/30/54(c)	50	52,032
(5-year CMT + 2.53%), 6.38%, 03/31/55(c)	50	51,749
ONE Gas, Inc.
5.10%, 04/01/29	25	25,775
4.25%, 09/01/32	50	49,447
4.66%, 02/01/44	87	78,427
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	120	117,053
2.50%, 03/15/31	87	78,486
5.40%, 06/15/33	40	41,572
5.10%, 02/15/35	25	25,431
3.35%, 06/01/50(b)	71	49,052
5.05%, 05/15/52	100	90,779
Southern California Gas Co.
2.95%, 04/15/27	110	108,350
5.20%, 06/01/33	40	41,340
5.05%, 09/01/34	50	50,860
5.45%, 06/15/35	75	77,761
6.35%, 11/15/52(b)	20	21,826
5.75%, 06/01/53	70	70,579
5.60%, 04/01/54	95	95,330
6.00%, 06/15/55	100	104,706
Series UU, 4.13%, 06/01/48	87	70,453
Series VV, 4.30%, 01/15/49	150	124,645
Series WW, 3.95%, 02/15/50	50	39,117
Series XX, 2.55%, 02/01/30(b)	171	159,606
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	50	51,318
5.75%, 09/15/33	50	52,990
4.95%, 09/15/34	100	100,292
5.88%, 03/15/41	100	103,686
3.95%, 10/01/46	130	102,851
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. (continued)
4.40%, 05/30/47	$100	$ 83,999
Series 2020-A, 1.75%, 01/15/31	87	76,067
Southwest Gas Corp.
5.80%, 12/01/27	100	103,032
2.20%, 06/15/30	171	155,368
4.05%, 03/15/32	75	72,108
3.18%, 08/15/51	50	34,137
Spire Missouri, Inc.
4.80%, 02/15/33	50	50,408
Series 2034, 5.15%, 08/15/34	50	51,392
Washington Gas Light Co., 3.65%, 09/15/49	87	63,482
		5,794,521
Office REITs — 0.1%
Boston Properties LP
6.75%, 12/01/27	100	104,890
4.50%, 12/01/28	171	170,884
3.40%, 06/21/29	100	95,975
2.90%, 03/15/30	83	77,050
3.25%, 01/30/31(b)	171	159,015
2.55%, 04/01/32	130	112,381
2.45%, 10/01/33	100	81,818
6.50%, 01/15/34	75	80,886
5.75%, 01/15/35(b)	100	102,218
COPT Defense Properties LP
2.00%, 01/15/29	70	64,865
10/15/30(a)	25	24,835
2.75%, 04/15/31(b)	50	45,264
2.90%, 12/01/33	87	73,623
Cousins Properties LP
5.25%, 07/15/30	25	25,602
5.38%, 02/15/32	30	30,758
5.88%, 10/01/34	50	52,460
Highwoods Realty LP
4.13%, 03/15/28	87	86,034
3.05%, 02/15/30	87	80,574
2.60%, 02/01/31	50	44,179
Kilroy Realty LP
4.75%, 12/15/28	300	301,750
2.50%, 11/15/32	67	55,669
2.65%, 11/15/33	71	58,113
5.88%, 10/15/35	100	101,331
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	79,060
		2,109,234
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.
6.10%, 02/15/35	25	25,550
5.35%, 07/01/49	150	125,358
6.75%, 02/15/55	50	50,402
Boardwalk Pipelines LP
4.45%, 07/15/27	50	50,102
4.80%, 05/03/29	87	88,253
3.60%, 09/01/32	200	185,106
5.63%, 08/01/34	25	25,940
BP Capital Markets America, Inc.
3.02%, 01/16/27	77	76,180
3.54%, 04/06/27	171	169,859
5.02%, 11/17/27	200	204,231
3.94%, 09/21/28	87	86,824
4.23%, 11/06/28	171	171,809
4.70%, 04/10/29	75	76,398
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
4.97%, 10/17/29	$75	$ 77,240
4.87%, 11/25/29	75	76,977
3.63%, 04/06/30	171	167,486
1.75%, 08/10/30	90	80,171
2.72%, 01/12/32	207	187,714
4.81%, 02/13/33	250	252,940
4.89%, 09/11/33	160	162,318
4.99%, 04/10/34	75	76,486
5.23%, 11/17/34	265	273,714
3.06%, 06/17/41	170	129,255
3.00%, 02/24/50	221	146,178
2.77%, 11/10/50(b)	141	88,590
2.94%, 06/04/51(b)	250	161,548
3.00%, 03/17/52(b)	287	186,775
3.38%, 02/08/61	223	148,771
BP Capital Markets PLC
3.28%, 09/19/27	187	184,688
3.72%, 11/28/28	171	169,265
Canadian Natural Resources Ltd.
3.85%, 06/01/27	87	86,424
2.95%, 07/15/30(b)	87	81,516
5.40%, 12/15/34(b)(d)	100	101,845
6.50%, 02/15/37	200	217,508
6.25%, 03/15/38	75	80,051
4.95%, 06/01/47	100	88,886
Cenovus Energy, Inc.
4.25%, 04/15/27	50	49,997
2.65%, 01/15/32	74	65,420
5.25%, 06/15/37	53	51,584
6.75%, 11/15/39(b)	200	221,018
5.40%, 06/15/47	52	47,893
3.75%, 02/15/52(b)	91	64,657
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	259,804
3.70%, 11/15/29	87	84,550
2.74%, 12/31/39	87	72,971
Cheniere Energy Partners LP
4.50%, 10/01/29	200	199,359
4.00%, 03/01/31	200	192,874
3.25%, 01/31/32	200	182,202
5.95%, 06/30/33	100	105,860
5.75%, 08/15/34	100	103,959
5.55%, 10/30/35(b)(d)	105	107,269
Cheniere Energy, Inc.
4.63%, 10/15/28	200	199,375
5.65%, 04/15/34	150	154,626
Chevron Corp.
2.00%, 05/11/27	190	184,671
2.24%, 05/11/30	163	150,734
3.08%, 05/11/50	119	82,560
Chevron USA, Inc.
4.41%, 02/26/27	30	30,253
1.02%, 08/12/27	114	108,472
3.95%, 08/13/27	50	50,211
3.85%, 01/15/28	257	257,057
4.48%, 02/26/28	75	76,047
4.05%, 08/13/28	50	50,250
3.25%, 10/15/29(b)	120	116,909
4.69%, 04/15/30	75	76,747
4.30%, 10/15/30	100	100,545
4.82%, 04/15/32	75	77,088

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc. (continued)
4.50%, 10/15/32	$150	$ 151,191
4.98%, 04/15/35	75	76,911
4.85%, 10/15/35	125	126,496
2.34%, 08/12/50(b)	187	111,270
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	150	176,900
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	100	99,524
ConocoPhillips, 6.50%, 02/01/39	100	112,930
ConocoPhillips Co.
4.70%, 01/15/30	150	152,914
4.85%, 01/15/32	75	76,675
5.05%, 09/15/33	70	72,133
5.00%, 01/15/35	150	151,957
3.76%, 03/15/42(b)	370	303,639
4.30%, 11/15/44	171	147,524
3.80%, 03/15/52	62	46,584
5.30%, 05/15/53	160	152,522
5.55%, 03/15/54(b)	150	147,757
5.50%, 01/15/55(b)	115	112,659
4.03%, 03/15/62	200	149,305
5.70%, 09/15/63	50	49,577
5.65%, 01/15/65	125	122,612
Continental Resources, Inc.
4.38%, 01/15/28	121	120,234
4.90%, 06/01/44	87	70,977
Coterra Energy, Inc.
3.90%, 05/15/27	50	49,672
4.38%, 03/15/29	171	170,645
5.60%, 03/15/34	50	51,399
5.40%, 02/15/35	100	100,798
5.90%, 02/15/55	85	82,039
DCP Midstream Operating LP, 5.60%, 04/01/44	100	97,034
Devon Energy Corp.
5.25%, 10/15/27	100	100,007
5.88%, 06/15/28	112	112,008
5.20%, 09/15/34(b)	100	99,567
5.60%, 07/15/41	87	83,752
4.75%, 05/15/42	231	201,422
5.00%, 06/15/45	87	75,744
5.75%, 09/15/54	100	92,758
Diamondback Energy, Inc.
5.20%, 04/18/27	150	152,153
3.50%, 12/01/29	171	164,981
5.15%, 01/30/30	150	154,481
3.13%, 03/24/31	65	60,393
6.25%, 03/15/33	30	32,322
5.40%, 04/18/34	115	117,401
5.55%, 04/01/35	90	92,394
4.40%, 03/24/51(b)	87	70,232
4.25%, 03/15/52	104	81,608
6.25%, 03/15/53	100	102,412
5.75%, 04/18/54	155	149,202
5.90%, 04/18/64	170	163,656
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35	125	131,506
5.65%, 10/15/54	75	73,890
6.20%, 01/15/55	80	83,843
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	171	162,694
4.60%, 12/15/44	150	130,906
Enbridge Energy Partners LP
5.50%, 09/15/40	100	99,325
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP (continued)
7.38%, 10/15/45(b)	$70	$ 82,053
Enbridge, Inc.
1.60%, 10/04/26	79	77,013
5.90%, 11/15/26	85	86,487
4.25%, 12/01/26	171	171,021
5.25%, 04/05/27	50	50,756
3.70%, 07/15/27	171	169,599
4.60%, 06/20/28	25	25,294
6.00%, 11/15/28	60	63,118
5.30%, 04/05/29	30	30,973
3.13%, 11/15/29	130	123,854
4.90%, 06/20/30(b)	50	51,132
6.20%, 11/15/30(b)	35	37,769
5.70%, 03/08/33	290	305,184
2.50%, 08/01/33	171	145,561
5.63%, 04/05/34	120	125,257
5.55%, 06/20/35	125	128,908
5.50%, 12/01/46	100	98,934
4.00%, 11/15/49	96	73,775
3.40%, 08/01/51	100	68,575
6.70%, 11/15/53(b)	85	94,924
5.95%, 04/05/54(b)	150	154,059
(5-year CMT + 2.97%), 7.20%, 06/27/54(b)(c)	100	106,043
Energy Transfer LP
6.05%, 12/01/26	75	76,398
4.20%, 04/15/27	171	170,774
5.50%, 06/01/27	100	101,734
4.00%, 10/01/27	150	149,466
5.55%, 02/15/28	100	102,935
4.95%, 05/15/28	171	173,822
4.95%, 06/15/28	110	111,897
5.25%, 04/15/29	257	264,418
5.25%, 07/01/29(b)	45	46,306
3.75%, 05/15/30	571	554,481
6.40%, 12/01/30	40	43,353
5.75%, 02/15/33	185	193,923
6.55%, 12/01/33	180	196,882
5.55%, 05/15/34	300	307,800
5.60%, 09/01/34	175	179,604
4.90%, 03/15/35	87	84,661
5.70%, 04/01/35	400	413,032
6.50%, 02/01/42	87	92,147
4.95%, 01/15/43	87	77,064
5.15%, 02/01/43	87	78,973
5.95%, 10/01/43	53	52,329
5.30%, 04/01/44	74	67,778
5.00%, 05/15/44	87	76,955
5.35%, 05/15/45	87	79,803
6.13%, 12/15/45	114	114,773
5.30%, 04/15/47	130	117,413
5.40%, 10/01/47	171	156,525
6.00%, 06/15/48	150	147,831
6.25%, 04/15/49	171	172,609
5.00%, 05/15/50	234	200,305
5.95%, 05/15/54	185	179,159
6.05%, 09/01/54	175	171,829
6.20%, 04/01/55	150	150,901
Enterprise Products Operating LLC
4.60%, 01/11/27	50	50,360
3.95%, 02/15/27	191	190,879
4.30%, 06/20/28	75	75,575
4.15%, 10/16/28	171	171,449
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
3.13%, 07/31/29	$199	$ 191,963
2.80%, 01/31/30	149	140,794
4.60%, 01/15/31	150	151,556
5.35%, 01/31/33	70	73,156
4.85%, 01/31/34(b)	150	151,275
4.95%, 02/15/35	200	201,663
5.20%, 01/15/36	150	152,458
5.95%, 02/01/41	53	56,140
4.85%, 08/15/42	100	93,161
4.45%, 02/15/43	142	125,367
4.85%, 03/15/44	121	111,283
5.10%, 02/15/45	150	142,246
4.90%, 05/15/46	139	127,618
4.25%, 02/15/48	150	124,822
4.80%, 02/01/49	171	152,605
4.20%, 01/31/50	192	156,622
3.70%, 01/31/51	75	55,790
3.20%, 02/15/52	121	82,032
3.30%, 02/15/53	154	104,835
4.95%, 10/15/54	100	89,859
5.55%, 02/16/55	160	158,142
3.95%, 01/31/60	100	74,557
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(b)(c)	171	169,831
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	130	129,860
EOG Resources, Inc.
4.40%, 07/15/28	100	100,918
4.38%, 04/15/30	100	100,547
5.00%, 07/15/32	120	122,783
3.90%, 04/01/35	50	46,427
5.35%, 01/15/36	125	128,345
4.95%, 04/15/50(b)	87	79,196
5.65%, 12/01/54(b)	105	105,117
5.95%, 07/15/55	70	73,285
EQT Corp.
3.90%, 10/01/27	140	139,101
5.70%, 04/01/28	50	51,681
4.50%, 01/15/29	100	100,014
5.00%, 01/15/29	70	70,977
7.00%, 02/01/30	79	86,011
4.75%, 01/15/31	150	149,694
5.75%, 02/01/34	50	52,328
Equinor ASA
4.25%, 06/02/28	35	35,245
3.13%, 04/06/30	171	163,827
2.38%, 05/22/30	171	158,223
5.13%, 06/03/35	75	77,276
5.10%, 08/17/40	189	189,881
4.25%, 11/23/41	75	67,842
4.80%, 11/08/43	200	190,456
3.25%, 11/18/49	130	93,104
3.70%, 04/06/50	171	132,897
Expand Energy Corp.
5.38%, 03/15/30	200	203,362
4.75%, 02/01/32	75	73,708
5.70%, 01/15/35	150	154,172
Exxon Mobil Corp.
3.29%, 03/19/27	140	139,030
2.44%, 08/16/29	87	82,728
3.48%, 03/19/30	189	184,599
2.61%, 10/15/30	440	410,580
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued)
3.00%, 08/16/39	$87	$ 69,610
4.23%, 03/19/40	206	188,540
4.11%, 03/01/46	271	229,780
3.10%, 08/16/49	207	143,953
4.33%, 03/19/50	383	328,270
3.45%, 04/15/51	340	249,110
Helmerich & Payne, Inc.
4.85%, 12/01/29(b)	50	49,789
2.90%, 09/29/31	100	88,342
5.50%, 12/01/34(b)	50	48,992
Hess Corp.
4.30%, 04/01/27	75	75,248
7.13%, 03/15/33	171	198,442
5.60%, 02/15/41	96	99,624
5.80%, 04/01/47(b)	171	177,695
HF Sinclair Corp.
4.50%, 10/01/30	50	49,261
5.75%, 01/15/31	25	25,876
5.50%, 09/01/32(b)	90	91,484
6.25%, 01/15/35(b)	25	26,132
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	171	179,186
6.50%, 02/01/37	74	80,122
6.95%, 01/15/38	214	240,636
6.38%, 03/01/41	87	92,926
5.63%, 09/01/41	50	49,768
5.00%, 08/15/42	75	68,728
5.00%, 03/01/43	87	79,696
5.50%, 03/01/44	130	125,493
5.40%, 09/01/44	87	82,989
Kinder Morgan, Inc.
4.30%, 03/01/28(b)	257	258,106
5.00%, 02/01/29	80	81,802
5.10%, 08/01/29	60	61,659
5.15%, 06/01/30	25	25,789
2.00%, 02/15/31	155	137,411
7.75%, 01/15/32	171	198,837
4.80%, 02/01/33	100	99,989
5.20%, 06/01/33	260	266,251
5.40%, 02/01/34	100	103,099
5.30%, 12/01/34	87	88,763
5.55%, 06/01/45	214	207,858
5.05%, 02/15/46	75	67,970
5.20%, 03/01/48	64	58,641
3.25%, 08/01/50	100	66,309
3.60%, 02/15/51(b)	191	134,307
5.45%, 08/01/52	100	94,328
5.95%, 08/01/54(b)	90	90,639
Marathon Petroleum Corp.
3.80%, 04/01/28	171	169,330
5.15%, 03/01/30	50	51,389
5.70%, 03/01/35	50	51,612
6.50%, 03/01/41	150	161,686
4.75%, 09/15/44	87	74,881
4.50%, 04/01/48	50	40,437
5.00%, 09/15/54	75	63,971
MPLX LP
4.13%, 03/01/27	171	170,759
4.25%, 12/01/27	200	200,195
4.00%, 03/15/28	171	170,204
2.65%, 08/15/30	153	140,467
4.80%, 02/15/31	90	90,543

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.95%, 09/01/32	$340	$ 341,077
5.00%, 01/15/33	75	74,817
5.00%, 03/01/33	55	55,014
5.50%, 06/01/34	175	178,341
5.40%, 04/01/35	100	100,816
5.40%, 09/15/35	200	200,434
4.50%, 04/15/38	300	271,353
5.20%, 03/01/47	75	67,400
5.20%, 12/01/47	87	77,825
4.70%, 04/15/48	100	83,730
5.50%, 02/15/49	121	112,646
4.95%, 03/14/52	149	127,109
5.65%, 03/01/53	25	23,597
5.95%, 04/01/55	200	195,518
6.20%, 09/15/55	85	85,990
4.90%, 04/15/58	100	82,998
Northwest Pipeline LLC, 4.00%, 04/01/27	75	74,823
Occidental Petroleum Corp.
5.00%, 08/01/27	90	90,942
6.38%, 09/01/28	50	52,288
5.20%, 08/01/29	155	157,278
5.38%, 01/01/32	85	86,443
5.55%, 10/01/34	150	152,193
6.45%, 09/15/36	500	531,333
6.20%, 03/15/40	50	50,818
6.60%, 03/15/46	300	313,643
6.05%, 10/01/54(b)	90	87,823
ONEOK Partners LP, 6.13%, 02/01/41	75	76,869
ONEOK, Inc.
5.55%, 11/01/26	100	101,267
4.00%, 07/13/27	100	99,692
4.25%, 09/24/27	150	150,162
4.55%, 07/15/28	87	87,724
5.65%, 11/01/28	100	103,700
4.35%, 03/15/29	171	170,825
3.10%, 03/15/30	171	161,476
3.25%, 06/01/30	75	70,998
5.80%, 11/01/30	75	79,022
4.75%, 10/15/31	50	50,016
4.95%, 10/15/32	50	49,972
6.10%, 11/15/32	100	107,156
6.05%, 09/01/33	400	424,155
5.65%, 09/01/34	30	30,754
5.05%, 11/01/34	250	246,545
5.40%, 10/15/35	150	150,564
5.15%, 10/15/43	100	91,258
5.60%, 04/01/44	50	47,406
5.05%, 04/01/45	50	44,435
4.25%, 09/15/46	87	68,228
4.95%, 07/13/47	171	148,335
4.20%, 10/03/47	140	108,697
5.20%, 07/15/48	87	77,742
4.85%, 02/01/49	120	102,352
4.45%, 09/01/49	100	80,480
3.95%, 03/01/50	79	58,156
4.50%, 03/15/50	87	70,960
7.15%, 01/15/51	50	56,021
6.63%, 09/01/53	150	159,568
5.70%, 11/01/54	150	141,611
6.25%, 10/15/55	150	152,328
5.85%, 11/01/64	100	95,452
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.
5.65%, 05/15/28	$60	$ 61,794
8.13%, 09/15/30	70	79,982
7.20%, 11/01/31	80	88,222
7.38%, 11/01/31	87	96,923
6.25%, 07/15/33	40	42,193
6.50%, 08/15/34	87	92,900
6.63%, 08/15/37	50	52,981
7.10%, 07/15/53	40	43,195
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	100	97,678
5.15%, 11/15/29	50	50,034
Phillips 66
3.90%, 03/15/28	75	74,592
2.15%, 12/15/30	171	152,653
4.65%, 11/15/34	133	129,819
5.88%, 05/01/42	274	281,043
4.88%, 11/15/44	214	190,936
3.30%, 03/15/52	68	45,111
Phillips 66 Co.
3.55%, 10/01/26	87	86,465
4.95%, 12/01/27	70	71,156
3.15%, 12/15/29	65	62,118
5.25%, 06/15/31(b)	75	77,813
5.30%, 06/30/33	110	113,155
4.95%, 03/15/35(b)	100	98,983
4.68%, 02/15/45	50	42,784
4.90%, 10/01/46	67	58,846
5.65%, 06/15/54	50	47,901
5.50%, 03/15/55(b)	75	70,636
Pioneer Natural Resources Co., 1.90%, 08/15/30	206	185,005
Plains All American Pipeline LP, 5.95%, 06/15/35	130	135,672
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	87	87,150
3.55%, 12/15/29	171	165,104
3.80%, 09/15/30	100	96,405
4.70%, 01/15/31	85	85,181
5.70%, 09/15/34	50	51,536
5.60%, 01/15/36	40	40,503
5.15%, 06/01/42	50	45,638
4.70%, 06/15/44	130	110,277
4.90%, 02/15/45	100	87,217
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	171	172,034
4.20%, 03/15/28	171	170,817
4.50%, 05/15/30	141	141,492
5.90%, 09/15/37	58	61,349
Shell Finance U.S., Inc.
2.38%, 11/07/29	171	160,449
2.75%, 04/06/30	175	165,255
4.13%, 05/11/35	130	124,843
4.55%, 08/12/43	121	109,642
4.38%, 05/11/45	250	218,410
4.00%, 05/10/46	414	340,732
3.75%, 09/12/46	155	123,063
3.25%, 04/06/50(b)	200	141,964
Shell International Finance BV
3.88%, 11/13/28	171	170,855
4.13%, 05/11/35	50	48,063
6.38%, 12/15/38	275	311,147
5.50%, 03/25/40	75	77,660
2.88%, 11/26/41	87	64,496
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
4.38%, 05/11/45	$100	$ 87,702
3.13%, 11/07/49	162	111,949
3.00%, 11/26/51	100	66,487
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	50	50,428
5.03%, 10/01/29	100	101,148
5.58%, 10/01/34(b)	130	130,699
6.18%, 10/01/54	85	82,869
Spectra Energy Partners LP
5.95%, 09/25/43	100	102,029
4.50%, 03/15/45	140	119,914
Suncor Energy, Inc.
6.85%, 06/01/39	87	96,622
4.00%, 11/15/47	171	129,979
3.75%, 03/04/51(b)	129	92,755
Targa Resources Corp.
5.20%, 07/01/27	50	50,788
6.15%, 03/01/29	135	142,224
4.90%, 09/15/30	75	76,180
4.20%, 02/01/33	81	76,958
6.13%, 03/15/33	50	53,173
6.50%, 03/30/34	250	272,218
5.50%, 02/15/35	100	101,755
5.55%, 08/15/35	100	101,992
5.65%, 02/15/36	75	76,794
4.95%, 04/15/52	73	62,486
6.25%, 07/01/52	100	101,994
6.50%, 02/15/53	50	52,638
6.13%, 05/15/55	120	120,667
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	171	171,191
6.88%, 01/15/29	71	72,327
5.50%, 03/01/30	104	105,787
4.88%, 02/01/31	104	104,304
4.00%, 01/15/32	104	98,628
TC PipeLines LP, 3.90%, 05/25/27	78	77,551
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	107,589
TotalEnergies Capital International SA
3.46%, 02/19/29	100	98,165
3.46%, 07/12/49	87	63,646
3.13%, 05/29/50	271	185,535
3.39%, 06/29/60	171	114,960
TotalEnergies Capital SA
3.88%, 10/11/28	300	299,233
5.15%, 04/05/34	625	648,663
4.72%, 09/10/34	75	75,500
5.49%, 04/05/54	150	148,361
5.28%, 09/10/54	75	72,046
5.64%, 04/05/64	125	124,538
5.43%, 09/10/64	175	168,501
TransCanada PipeLines Ltd.
4.25%, 05/15/28	630	630,294
4.10%, 04/15/30	307	302,511
4.63%, 03/01/34	180	175,475
5.60%, 03/31/34	87	90,003
5.85%, 03/15/36	50	52,591
6.20%, 10/15/37	70	75,012
7.25%, 08/15/38	87	100,453
7.63%, 01/15/39	87	104,048
6.10%, 06/01/40	50	52,898
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued)
5.00%, 10/16/43	$50	$ 47,019
4.88%, 05/15/48(b)	100	88,942
5.10%, 03/15/49	100	92,865
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	130	129,628
3.25%, 05/15/30	50	47,675
4.45%, 08/01/42	87	76,186
3.95%, 05/15/50	87	68,149
Valero Energy Corp.
2.15%, 09/15/27	191	183,886
4.35%, 06/01/28	131	131,707
6.63%, 06/15/37	75	83,165
4.90%, 03/15/45	87	78,130
3.65%, 12/01/51	175	122,957
4.00%, 06/01/52	51	37,926
Valero Energy Partners LP, 4.50%, 03/15/28	87	87,678
Viper Energy Partners LLC
4.90%, 08/01/30	50	50,373
5.70%, 08/01/35	110	111,839
Western Midstream Operating LP
4.75%, 08/15/28	75	75,640
4.05%, 02/01/30	120	117,131
6.15%, 04/01/33	200	211,284
5.45%, 11/15/34	50	50,067
5.45%, 04/01/44	200	181,325
5.25%, 02/01/50	100	87,031
Williams Cos., Inc.
3.75%, 06/15/27	130	129,117
5.30%, 08/15/28	200	206,208
4.90%, 03/15/29	50	50,926
4.80%, 11/15/29	25	25,446
4.63%, 06/30/30	90	90,767
3.50%, 11/15/30	200	191,158
2.60%, 03/15/31	211	191,585
4.65%, 08/15/32	250	249,653
5.65%, 03/15/33	100	105,021
5.15%, 03/15/34(b)	150	152,283
5.60%, 03/15/35	150	155,663
5.30%, 09/30/35	100	101,477
6.30%, 04/15/40	87	94,216
5.40%, 03/04/44	171	165,970
5.75%, 06/24/44	75	75,676
4.90%, 01/15/45	50	44,931
5.10%, 09/15/45	155	143,491
4.85%, 03/01/48	87	77,148
3.50%, 10/15/51	75	53,267
5.30%, 08/15/52	130	122,009
5.80%, 11/15/54	100	100,329
Woodside Finance Ltd.
5.40%, 05/19/30	150	154,040
5.10%, 09/12/34	100	99,236
6.00%, 05/19/35	150	156,573
5.70%, 09/12/54	100	95,645
		60,690,943
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	55	53,886
Series 2016-2, Class AA, 3.20%, 12/15/29(b)	53	51,130
Series 2019-1, Class AA, 3.15%, 08/15/33	120	112,323
Series 2021-1, Class A, 2.88%, 01/11/36	143	129,908

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
Delta Air Lines, Inc.
4.95%, 07/10/28	$200	$ 202,427
5.25%, 07/10/30	100	102,019
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	121	106,749
Southwest Airlines Co.
5.13%, 06/15/27	213	215,575
2.63%, 02/10/30	191	176,096
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	50	48,569
Series 2019-1, Class AA, 4.15%, 02/25/33(b)	111	108,329
Series 2019-2, Class AA, 2.70%, 11/01/33	175	160,311
Series 2020-1, Class A, 5.88%, 04/15/29	113	116,371
Series 2023-1, Class A, 5.80%, 07/15/37	116	119,642
Series 2024-1, Class A, 5.88%, 08/15/38	24	24,623
Series 2024-1, Class AA, 5.45%, 08/15/38	72	74,487
		1,802,445
Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	115	113,659
4.60%, 03/01/28	20	20,355
4.20%, 05/01/30	45	45,353
3.25%, 08/15/32	65	60,962
4.60%, 03/01/33	20	20,396
4.00%, 08/15/45	50	41,990
3.70%, 08/01/47	130	104,365
Estee Lauder Cos., Inc.
3.15%, 03/15/27	171	168,931
2.38%, 12/01/29	69	64,199
2.60%, 04/15/30(b)	87	81,116
4.65%, 05/15/33	100	100,190
5.00%, 02/14/34(b)	25	25,355
4.38%, 06/15/45	50	42,238
4.15%, 03/15/47	87	70,121
3.13%, 12/01/49	119	79,002
5.15%, 05/15/53	100	96,794
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	286,988
3.38%, 03/24/29	265	257,980
3.63%, 03/24/32	338	320,303
Kenvue, Inc.
5.05%, 03/22/28	120	122,599
5.00%, 03/22/30	90	92,450
4.85%, 05/22/32	50	50,722
4.90%, 03/22/33	160	162,649
5.10%, 03/22/43(b)	70	67,523
5.05%, 03/22/53	185	172,024
5.20%, 03/22/63	105	97,387
Procter & Gamble Co.
2.80%, 03/25/27	75	73,971
2.85%, 08/11/27(b)	87	85,600
4.35%, 01/29/29	50	50,817
4.15%, 10/24/29	50	50,582
3.00%, 03/25/30	171	164,100
4.05%, 05/01/30	75	75,384
1.20%, 10/29/30	275	240,668
1.95%, 04/23/31	171	153,745
2.30%, 02/01/32(b)	100	90,922
4.05%, 01/26/33	100	99,933
4.55%, 01/29/34	50	50,741
4.55%, 10/24/34(b)	50	50,575
4.60%, 05/01/35(b)	75	76,125
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
3.55%, 03/25/40	$87	$ 75,793
3.60%, 03/25/50	171	133,322
Unilever Capital Corp.
2.90%, 05/05/27	260	256,250
4.88%, 09/08/28	100	102,750
2.13%, 09/06/29	174	162,056
1.38%, 09/14/30	100	88,183
1.75%, 08/12/31(b)	174	152,599
5.00%, 12/08/33	100	103,803
4.63%, 08/12/34	200	200,983
Series 30Y, 2.63%, 08/12/51	100	63,117
		5,367,670
Pharmaceuticals — 1.3%
AbbVie, Inc.
2.95%, 11/21/26	341	337,085
4.80%, 03/15/27(b)	225	227,555
4.65%, 03/15/28	150	152,471
4.25%, 11/14/28	427	430,387
4.80%, 03/15/29	225	230,091
3.20%, 11/21/29	1,000	964,750
4.88%, 03/15/30	150	154,404
4.95%, 03/15/31	220	227,398
5.05%, 03/15/34	331	340,607
4.55%, 03/15/35	210	206,724
5.20%, 03/15/35	155	160,416
4.50%, 05/14/35	249	244,344
4.30%, 05/14/36	70	67,275
4.05%, 11/21/39	483	432,254
4.63%, 10/01/42	200	185,289
4.40%, 11/06/42	240	216,446
5.35%, 03/15/44	70	70,225
4.85%, 06/15/44	214	201,844
4.75%, 03/15/45	116	107,340
4.70%, 05/14/45	427	391,691
4.45%, 05/14/46	214	189,413
4.88%, 11/14/48	171	158,591
4.25%, 11/21/49	500	421,240
5.40%, 03/15/54	330	328,130
5.60%, 03/15/55(b)	85	86,971
5.50%, 03/15/64	135	134,929
Astrazeneca Finance LLC
4.80%, 02/26/27	100	101,125
4.88%, 03/03/28	100	102,191
1.75%, 05/28/28	149	141,029
4.85%, 02/26/29	250	256,438
4.90%, 03/03/30	50	51,504
4.90%, 02/26/31	100	103,262
2.25%, 05/28/31	80	72,346
4.88%, 03/03/33	100	103,000
5.00%, 02/26/34	100	103,129
AstraZeneca PLC
3.13%, 06/12/27	87	86,033
4.00%, 01/17/29	257	257,243
1.38%, 08/06/30	189	166,383
6.45%, 09/15/37	275	313,487
4.00%, 09/18/42	100	86,945
4.38%, 11/16/45	163	145,350
4.38%, 08/17/48(b)	105	92,366
3.00%, 05/28/51	100	68,949
Becton Dickinson & Co.
3.70%, 06/06/27	279	277,118
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co. (continued)
4.69%, 02/13/28	$95	$ 96,198
4.87%, 02/08/29	100	101,974
5.08%, 06/07/29	50	51,342
2.82%, 05/20/30	82	76,841
1.96%, 02/11/31	185	163,183
4.30%, 08/22/32	80	78,757
5.11%, 02/08/34(b)	60	61,317
4.69%, 12/15/44	107	95,825
4.67%, 06/06/47	162	143,141
3.79%, 05/20/50	67	51,302
Bristol-Myers Squibb Co.
4.90%, 02/22/27	50	50,651
3.90%, 02/20/28	171	171,014
4.90%, 02/22/29	70	71,876
3.40%, 07/26/29	249	242,789
1.45%, 11/13/30(b)	130	113,910
5.75%, 02/01/31(b)	100	106,956
5.10%, 02/22/31	235	244,372
2.95%, 03/15/32	130	119,374
5.90%, 11/15/33	75	81,520
5.20%, 02/22/34	305	316,272
4.13%, 06/15/39	287	260,000
2.35%, 11/13/40	200	140,360
3.55%, 03/15/42	75	60,634
5.50%, 02/22/44	30	30,324
4.63%, 05/15/44	250	226,613
5.00%, 08/15/45(b)	170	161,633
4.35%, 11/15/47	140	119,356
4.55%, 02/20/48	135	118,047
4.25%, 10/26/49	400	331,630
2.55%, 11/13/50	100	60,070
3.70%, 03/15/52	257	191,798
6.25%, 11/15/53	65	70,978
5.55%, 02/22/54	380	378,731
3.90%, 03/15/62	71	52,049
6.40%, 11/15/63	165	182,184
5.65%, 02/22/64	225	223,138
Cardinal Health, Inc.
4.70%, 11/15/26	35	35,241
3.41%, 06/15/27	100	98,916
5.13%, 02/15/29	25	25,716
5.00%, 11/15/29	35	35,889
4.50%, 09/15/30(b)	100	100,305
5.35%, 11/15/34	138	141,850
5.15%, 09/15/35	50	50,298
4.60%, 03/15/43	50	43,629
4.90%, 09/15/45	200	180,460
4.37%, 06/15/47	87	72,475
5.75%, 11/15/54	25	25,073
Cencora, Inc.
3.45%, 12/15/27	130	128,171
4.85%, 12/15/29	25	25,509
2.80%, 05/15/30	71	66,493
2.70%, 03/15/31	137	125,635
5.15%, 02/15/35	100	102,123
4.25%, 03/01/45	87	73,076
CVS Health Corp.
3.63%, 04/01/27	87	86,256
1.30%, 08/21/27	257	243,474
4.30%, 03/25/28	595	595,392
5.00%, 01/30/29	100	101,965
5.40%, 06/01/29	125	129,251
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
3.25%, 08/15/29	$191	$ 183,102
5.13%, 02/21/30	80	82,007
3.75%, 04/01/30	298	288,675
1.75%, 08/21/30	353	309,850
5.25%, 01/30/31	75	77,195
1.88%, 02/28/31	212	184,253
5.55%, 06/01/31	125	130,749
2.13%, 09/15/31	79	68,573
5.00%, 09/15/32(b)	75	75,918
5.25%, 02/21/33	180	184,166
5.30%, 06/01/33	100	102,367
5.70%, 06/01/34(b)	125	130,443
4.88%, 07/20/35	171	166,591
5.45%, 09/15/35	100	101,760
4.78%, 03/25/38	627	587,648
4.13%, 04/01/40	140	118,924
5.30%, 12/05/43	150	140,396
6.00%, 06/01/44	125	126,814
5.13%, 07/20/45	369	334,965
5.05%, 03/25/48(b)	950	845,251
4.25%, 04/01/50	104	81,356
5.63%, 02/21/53	80	76,021
5.88%, 06/01/53	100	98,260
6.05%, 06/01/54(b)	125	126,442
6.20%, 09/15/55(b)	125	128,654
6.00%, 06/01/63	100	98,512
6.25%, 09/15/65(b)	65	66,112
Eli Lilly & Co.
4.50%, 02/09/27	100	100,852
3.10%, 05/15/27	130	128,514
4.15%, 08/14/27	75	75,489
4.55%, 02/12/28	75	76,118
4.00%, 10/15/28	120	120,208
4.50%, 02/09/29	100	101,566
3.38%, 03/15/29	171	167,873
4.20%, 08/14/29	165	166,168
4.75%, 02/12/30	75	76,930
4.25%, 03/15/31	125	125,155
4.90%, 02/12/32	75	77,477
4.55%, 10/15/32	105	105,824
4.70%, 02/27/33	50	51,014
4.70%, 02/09/34	600	606,625
4.60%, 08/14/34	195	195,731
5.10%, 02/12/35	175	181,033
4.90%, 10/15/35	125	126,628
3.70%, 03/01/45	171	138,276
3.95%, 03/15/49	100	81,360
2.25%, 05/15/50(b)	300	174,691
4.88%, 02/27/53(b)	145	135,229
5.00%, 02/09/54	170	160,838
5.05%, 08/14/54	135	128,785
5.50%, 02/12/55	65	66,393
5.55%, 10/15/55	130	133,738
4.15%, 03/15/59	100	80,907
2.50%, 09/15/60(b)	104	59,006
4.95%, 02/27/63	100	92,298
5.10%, 02/09/64	200	188,918
5.20%, 08/14/64	75	72,115
5.60%, 02/12/65	80	81,909
5.65%, 10/15/65	60	61,952
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	50	50,361

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC (continued)
3.38%, 06/01/29	$171	$ 166,932
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	170,763
4.50%, 04/15/30	100	101,210
5.38%, 04/15/34	87	91,900
4.88%, 04/15/35	150	151,234
6.38%, 05/15/38	200	224,853
4.20%, 03/18/43	104	91,518
Johnson & Johnson
4.50%, 03/01/27	75	75,850
2.95%, 03/03/27	250	247,308
0.95%, 09/01/27	150	142,713
2.90%, 01/15/28	171	168,038
4.55%, 03/01/28	60	61,188
4.80%, 06/01/29	100	103,102
4.70%, 03/01/30	75	77,242
1.30%, 09/01/30(b)	200	176,795
4.90%, 06/01/31	100	104,241
4.85%, 03/01/32	75	77,806
4.38%, 12/05/33	87	87,993
4.95%, 06/01/34(b)	100	105,092
5.00%, 03/01/35(b)	135	140,335
3.55%, 03/01/36	330	302,231
3.63%, 03/03/37	87	79,019
5.95%, 08/15/37	200	223,623
3.40%, 01/15/38	150	131,994
2.10%, 09/01/40	300	211,489
4.50%, 09/01/40(b)	159	154,161
4.50%, 12/05/43	130	123,045
3.70%, 03/01/46	87	71,572
3.50%, 01/15/48	214	167,651
2.25%, 09/01/50	100	60,166
5.25%, 06/01/54(b)	115	117,203
2.45%, 09/01/60	107	60,985
McKesson Corp.
3.95%, 02/16/28	100	99,702
4.25%, 09/15/29	25	25,105
4.65%, 05/30/30	75	76,283
4.95%, 05/30/32	75	76,799
5.25%, 05/30/35	125	128,750
Mead Johnson Nutrition Co., 4.60%, 06/01/44	87	78,528
Merck & Co., Inc.
1.70%, 06/10/27	160	154,546
3.85%, 09/15/27(b)	100	100,221
4.05%, 05/17/28(b)	45	45,245
1.90%, 12/10/28	165	154,986
3.40%, 03/07/29	500	489,854
4.30%, 05/17/30	80	80,644
1.45%, 06/24/30	257	227,693
4.15%, 09/15/30	100	100,099
2.15%, 12/10/31	200	176,686
4.55%, 09/15/32	100	100,853
4.50%, 05/17/33	170	170,922
4.95%, 09/15/35	200	202,285
6.55%, 09/15/37	300	345,158
3.90%, 03/07/39	87	77,733
2.35%, 06/24/40	100	71,822
4.15%, 05/18/43	130	113,013
4.90%, 05/17/44	60	56,873
3.70%, 02/10/45	160	128,406
4.00%, 03/07/49	171	138,874
2.45%, 06/24/50	171	102,632
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.75%, 12/10/51	$200	$ 126,282
5.00%, 05/17/53(b)	195	183,234
5.70%, 09/15/55	100	103,193
2.90%, 12/10/61	171	102,633
5.15%, 05/17/63	135	127,127
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	140,140
Mylan, Inc.
4.55%, 04/15/28	140	139,454
5.40%, 11/29/43	87	75,375
5.20%, 04/15/48	96	78,660
Novartis Capital Corp.
2.00%, 02/14/27	87	84,951
3.10%, 05/17/27	427	422,497
3.80%, 09/18/29	75	74,660
2.20%, 08/14/30	171	157,208
4.00%, 09/18/31	75	74,589
4.20%, 09/18/34	75	73,340
3.70%, 09/21/42	100	83,613
4.40%, 05/06/44	214	193,429
4.00%, 11/20/45	130	110,180
2.75%, 08/14/50	190	124,587
4.70%, 09/18/54	45	41,074
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	340	343,876
4.65%, 05/19/30	400	407,501
4.75%, 05/19/33	555	560,690
5.11%, 05/19/43	350	339,189
5.30%, 05/19/53	730	705,462
5.34%, 05/19/63	400	379,660
Pfizer, Inc.
3.00%, 12/15/26	130	128,745
3.60%, 09/15/28	341	339,335
3.45%, 03/15/29	240	236,121
2.63%, 04/01/30	171	160,363
1.70%, 05/28/30	142	127,296
1.75%, 08/18/31	171	149,830
4.00%, 12/15/36(b)	137	127,882
4.10%, 09/15/38	171	155,388
3.90%, 03/15/39	87	76,835
7.20%, 03/15/39	284	341,067
2.55%, 05/28/40	86	63,193
5.60%, 09/15/40	200	208,403
4.30%, 06/15/43	87	76,457
4.40%, 05/15/44	87	77,558
4.13%, 12/15/46	227	189,795
4.20%, 09/15/48	87	73,106
4.00%, 03/15/49	171	138,609
2.70%, 05/28/50	240	151,376
Sanofi SA, 3.63%, 06/19/28	141	140,209
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	204,387
2.05%, 03/31/30	200	181,634
5.30%, 07/05/34	200	205,958
3.03%, 07/09/40	200	152,599
3.18%, 07/09/50	200	135,371
3.38%, 07/09/60	250	163,650
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	200	203,288
5.90%, 07/07/55	200	206,034
Utah Acquisition Sub, Inc., 5.25%, 06/15/46(b)	87	72,295
Viatris, Inc.
2.30%, 06/22/27	171	164,606
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Viatris, Inc. (continued)
2.70%, 06/22/30	$200	$ 180,082
3.85%, 06/22/40	171	130,402
4.00%, 06/22/50	200	136,445
Wyeth LLC
6.50%, 02/01/34	87	98,373
5.95%, 04/01/37	87	94,238
Zoetis, Inc.
4.15%, 08/17/28	50	50,173
3.90%, 08/20/28	171	170,654
2.00%, 05/15/30	71	64,563
5.00%, 08/17/35	150	151,497
4.70%, 02/01/43	71	65,530
3.95%, 09/12/47	87	69,821
4.45%, 08/20/48	87	75,304
3.00%, 05/15/50(b)	71	47,442
		44,865,591
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.80%, 06/15/30	100	101,588
2.50%, 04/01/31	107	96,737
5.95%, 08/15/34	25	26,666
5.50%, 06/15/35	50	51,500
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,840
		303,331
Residential REITs — 0.1%
Essential Properties LP
2.95%, 07/15/31	41	36,951
5.40%, 12/01/35	25	25,094
NNN REIT, Inc.
4.60%, 02/15/31	25	25,093
5.60%, 10/15/33	50	52,301
5.50%, 06/15/34	50	51,871
3.10%, 04/15/50(b)	171	112,057
3.00%, 04/15/52	82	52,050
Realty Income Corp.
4.13%, 10/15/26	171	171,080
3.00%, 01/15/27	171	168,591
3.95%, 08/15/27	87	86,913
3.40%, 01/15/28(b)	87	85,758
3.65%, 01/15/28	50	49,584
2.20%, 06/15/28	75	71,480
4.70%, 12/15/28	40	40,719
02/01/29(a)	50	49,752
4.75%, 02/15/29	50	50,949
3.25%, 06/15/29	48	46,506
4.00%, 07/15/29(b)	75	74,526
3.10%, 12/15/29	87	83,461
3.40%, 01/15/30	87	84,225
3.25%, 01/15/31	116	109,806
5.63%, 10/13/32	90	95,384
2.85%, 12/15/32	100	89,236
02/01/33(a)	50	49,453
1.80%, 03/15/33	72	59,633
4.90%, 07/15/33	60	60,808
5.13%, 02/15/34	50	51,268
5.13%, 04/15/35	100	101,688
4.65%, 03/15/47	100	88,996
5.38%, 09/01/54	50	48,901
Store Capital LLC
4.63%, 03/15/29	75	74,490
5.40%, 04/30/30(d)	50	50,923
Security	Par (000)	Value
Residential REITs (continued)
Store Capital LLC (continued)
2.70%, 12/01/31	$87	$ 76,163
Tanger Properties LP, 3.88%, 07/15/27(b)	171	169,477
		2,545,187
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27	121	116,998
3.38%, 06/15/27(b)	130	128,653
2.45%, 09/13/29	187	175,555
2.65%, 07/15/30	171	159,247
4.38%, 10/01/30	45	45,103
2.25%, 01/15/32	121	106,325
2.65%, 02/01/32	200	179,222
5.50%, 03/08/33	100	105,535
6.25%, 01/15/34	200	220,704
4.75%, 09/26/34	105	104,361
5.13%, 10/01/35	75	75,874
4.75%, 03/15/42	74	68,175
4.25%, 10/01/44	87	74,322
4.25%, 11/30/46	87	73,726
3.25%, 09/13/49(b)	114	79,955
5.85%, 03/08/53(b)	100	103,743
6.65%, 01/15/54	35	40,168
		1,857,666
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	50	50,436
3.92%, 06/01/32	75	73,354
4.39%, 06/01/52(b)	85	73,094
Analog Devices, Inc.
3.50%, 12/05/26	130	129,308
4.25%, 06/15/28	75	75,525
1.70%, 10/01/28	130	121,746
4.50%, 06/15/30	50	50,637
2.10%, 10/01/31	75	66,310
5.05%, 04/01/34	50	51,858
2.80%, 10/01/41	149	110,291
2.95%, 10/01/51	165	108,991
5.30%, 04/01/54	50	49,168
Applied Materials, Inc.
3.30%, 04/01/27	171	169,707
4.80%, 06/15/29	35	35,881
1.75%, 06/01/30	72	64,727
4.00%, 01/15/31	50	49,506
5.85%, 06/15/41	75	80,163
4.35%, 04/01/47	130	113,563
2.75%, 06/01/50(b)	87	56,724
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	269,797
3.50%, 01/15/28	87	85,990
Broadcom, Inc.
5.05%, 07/12/27	150	152,591
1.95%, 02/15/28(d)	67	63,832
4.15%, 02/15/28	85	85,222
4.80%, 04/15/28	75	76,380
4.11%, 09/15/28(b)	150	150,464
4.00%, 04/15/29(d)	95	94,558
4.75%, 04/15/29	150	153,047
5.05%, 07/12/29	235	242,070
4.35%, 02/15/30	120	120,590
5.05%, 04/15/30	75	77,567
4.60%, 07/15/30	210	213,175

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.20%, 10/15/30	$45	$ 44,923
4.15%, 11/15/30	200	199,213
2.45%, 02/15/31(d)	300	272,854
5.15%, 11/15/31	115	119,491
4.15%, 04/15/32(d)	108	105,912
5.20%, 04/15/32	75	78,087
4.90%, 07/15/32	175	179,023
4.30%, 11/15/32	206	203,339
2.60%, 02/15/33(d)	275	241,414
3.42%, 04/15/33(d)	202	186,946
3.47%, 04/15/34(d)	569	519,270
4.80%, 10/15/34	210	211,469
5.20%, 07/15/35	325	334,945
3.14%, 11/15/35(d)	357	308,864
4.80%, 02/15/36	225	224,314
3.19%, 11/15/36(d)	350	298,682
4.93%, 05/15/37(d)	377	375,989
4.90%, 02/15/38	160	159,143
3.50%, 02/15/41(d)	329	270,743
3.75%, 02/15/51(b)(d)	225	176,086
4.55%, 02/15/32	105	105,729
Intel Corp.
3.75%, 03/25/27	140	139,151
3.15%, 05/11/27	200	196,772
3.75%, 08/05/27	150	148,846
4.88%, 02/10/28	190	192,882
1.60%, 08/12/28	63	58,756
4.00%, 08/05/29	100	98,943
2.45%, 11/15/29	171	158,794
5.13%, 02/10/30	110	113,196
3.90%, 03/25/30	300	294,279
5.00%, 02/21/31	45	46,181
2.00%, 08/12/31	87	76,102
4.15%, 08/05/32	200	192,924
5.20%, 02/10/33(b)	235	240,256
5.15%, 02/21/34(b)	160	162,222
4.60%, 03/25/40	100	90,892
2.80%, 08/12/41	63	44,067
5.63%, 02/10/43	45	44,129
4.10%, 05/19/46	227	178,814
4.10%, 05/11/47	87	67,933
3.73%, 12/08/47	240	177,268
3.25%, 11/15/49	300	199,347
4.75%, 03/25/50	200	169,424
3.05%, 08/12/51(b)	220	139,586
4.90%, 08/05/52	300	258,034
5.70%, 02/10/53	205	198,250
5.60%, 02/21/54	130	124,823
3.10%, 02/15/60(b)	87	51,555
4.95%, 03/25/60	121	102,681
3.20%, 08/12/61	63	37,663
5.05%, 08/05/62	100	85,909
5.90%, 02/10/63	185	180,189
KLA Corp.
4.10%, 03/15/29	87	87,168
4.65%, 07/15/32	50	50,739
4.70%, 02/01/34	50	50,510
5.00%, 03/15/49	50	47,350
3.30%, 03/01/50	184	131,624
4.95%, 07/15/52	165	154,325
5.25%, 07/15/62(b)	75	72,032
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
4.00%, 03/15/29	$75	$ 74,945
1.90%, 06/15/30	141	127,351
4.88%, 03/15/49	171	159,672
2.88%, 06/15/50	76	50,492
Marvell Technology, Inc.
2.45%, 04/15/28	371	355,375
4.75%, 07/15/30	50	50,651
2.95%, 04/15/31	82	75,731
5.45%, 07/15/35(b)	50	51,547
Microchip Technology, Inc.
4.90%, 03/15/28	50	50,734
5.05%, 03/15/29	50	51,089
5.05%, 02/15/30	150	153,394
Micron Technology, Inc.
5.38%, 04/15/28	60	61,878
5.33%, 02/06/29	87	89,638
6.75%, 11/01/29	150	163,058
4.66%, 02/15/30	130	131,195
5.30%, 01/15/31	40	41,392
2.70%, 04/15/32	120	106,788
5.88%, 02/09/33	50	53,106
5.88%, 09/15/33	60	63,828
5.80%, 01/15/35	25	26,301
6.05%, 11/01/35	150	160,266
3.37%, 11/01/41	87	67,306
3.48%, 11/01/51	87	62,231
NVIDIA Corp.
1.55%, 06/15/28	125	117,967
2.85%, 04/01/30	114	108,939
2.00%, 06/15/31	121	108,730
3.50%, 04/01/40	122	104,485
3.50%, 04/01/50	257	197,222
3.70%, 04/01/60	52	39,433
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27	90	90,209
4.30%, 08/19/28	40	40,057
4.30%, 06/18/29	171	170,696
3.40%, 05/01/30	80	76,800
2.50%, 05/11/31	149	133,668
2.65%, 02/15/32	67	59,505
4.85%, 08/19/32	25	25,030
5.00%, 01/15/33	112	113,260
5.25%, 08/19/35	75	75,766
3.25%, 05/11/41	87	66,438
3.13%, 02/15/42	87	64,278
3.25%, 11/30/51	75	50,198
Qorvo, Inc., 4.38%, 10/15/29	96	94,102
QUALCOMM, Inc.
3.25%, 05/20/27(b)	162	160,606
1.30%, 05/20/28	184	172,406
2.15%, 05/20/30	105	96,427
4.50%, 05/20/30	50	50,765
1.65%, 05/20/32(b)	142	120,130
4.25%, 05/20/32(b)	52	52,016
4.75%, 05/20/32	50	50,926
5.40%, 05/20/33	100	106,256
4.65%, 05/20/35(b)	87	87,431
5.00%, 05/20/35(b)	50	51,047
4.80%, 05/20/45	130	121,870
4.30%, 05/20/47	182	155,920
3.25%, 05/20/50	240	169,664
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued)
4.50%, 05/20/52	$133	$ 115,196
6.00%, 05/20/53	100	107,494
Skyworks Solutions, Inc., 3.00%, 06/01/31	67	60,633
Texas Instruments, Inc.
4.60%, 02/08/27	25	25,237
2.90%, 11/03/27	75	73,691
4.60%, 02/15/28	35	35,603
4.60%, 02/08/29	25	25,522
2.25%, 09/04/29	118	110,510
1.75%, 05/04/30	75	67,717
4.50%, 05/23/30	50	50,846
1.90%, 09/15/31	98	86,501
3.65%, 08/16/32	50	48,051
4.90%, 03/14/33(b)	30	30,898
4.85%, 02/08/34	25	25,654
5.10%, 05/23/35	50	51,558
3.88%, 03/15/39	171	152,626
4.15%, 05/15/48	171	143,210
4.10%, 08/16/52	25	20,319
5.00%, 03/14/53	30	28,229
5.15%, 02/08/54(b)	175	168,745
5.05%, 05/18/63	170	157,983
TSMC Arizona Corp.
1.75%, 10/25/26	200	195,154
2.50%, 10/25/31	390	353,723
4.50%, 04/22/52(b)	200	191,080
Xilinx, Inc., 2.38%, 06/01/30	240	221,976
		20,704,695
Software — 0.5%
AppLovin Corp.
5.13%, 12/01/29	100	102,301
5.38%, 12/01/31	35	36,207
5.50%, 12/01/34	70	72,257
5.95%, 12/01/54	100	101,306
Atlassian Corp.
5.25%, 05/15/29	25	25,701
5.50%, 05/15/34	25	25,755
Autodesk, Inc.
3.50%, 06/15/27	50	49,573
2.85%, 01/15/30	74	69,864
2.40%, 12/15/31	133	117,836
5.30%, 06/15/35	50	51,383
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	35,146
4.30%, 09/10/29	50	50,315
4.70%, 09/10/34	100	99,838
Concentrix Corp.
6.60%, 08/02/28(b)	50	52,335
6.85%, 08/02/33	50	51,891
Electronic Arts, Inc.
1.85%, 02/15/31	72	68,365
2.95%, 02/15/51	69	59,839
Intuit, Inc.
1.35%, 07/15/27	142	135,834
5.13%, 09/15/28	75	77,432
1.65%, 07/15/30(b)	169	150,897
5.20%, 09/15/33	75	78,408
5.50%, 09/15/53(b)	175	176,276
Microsoft Corp.
3.30%, 02/06/27	766	761,459
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
3.40%, 06/15/27	$171	$ 170,308
1.35%, 09/15/30	69	61,140
3.50%, 02/12/35(b)	200	189,028
3.45%, 08/08/36	254	231,855
4.10%, 02/06/37	100	97,187
3.70%, 08/08/46	171	140,921
2.53%, 06/01/50	700	443,150
2.50%, 09/15/50	140	87,754
2.92%, 03/17/52	750	508,670
4.50%, 02/06/57	341	312,774
2.68%, 06/01/60	692	413,869
3.04%, 03/17/62	292	190,005
MSCI, Inc., 5.25%, 09/01/35	125	126,035
Oracle Corp.
2.80%, 04/01/27	257	251,971
3.25%, 11/15/27	205	201,431
2.30%, 03/25/28	262	250,494
4.50%, 05/06/28	65	65,479
4.80%, 08/03/28	187	190,147
4.20%, 09/27/29	200	199,581
6.15%, 11/09/29	70	74,647
2.95%, 04/01/30	500	471,118
4.65%, 05/06/30	65	65,912
3.25%, 05/15/30	163	155,309
2.88%, 03/25/31	342	314,037
5.25%, 02/03/32	130	134,023
6.25%, 11/09/32	200	217,339
4.90%, 02/06/33	100	100,905
4.30%, 07/08/34	384	367,393
4.70%, 09/27/34	325	317,389
3.90%, 05/15/35	137	124,861
5.50%, 08/03/35(b)	225	231,459
3.85%, 07/15/36	130	115,761
3.80%, 11/15/37	130	112,389
6.50%, 04/15/38	200	219,317
6.13%, 07/08/39	87	92,035
3.60%, 04/01/40	316	253,793
5.38%, 07/15/40	271	265,870
3.65%, 03/25/41	285	228,255
4.50%, 07/08/44	87	74,287
4.13%, 05/15/45	200	160,714
4.00%, 07/15/46	384	299,126
4.00%, 11/15/47(b)	257	199,174
3.60%, 04/01/50	500	351,980
3.95%, 03/25/51	346	257,254
6.90%, 11/09/52	250	278,163
5.55%, 02/06/53	290	274,405
5.38%, 09/27/54	200	183,724
4.38%, 05/15/55	164	128,763
6.00%, 08/03/55(b)	225	225,879
3.85%, 04/01/60	359	246,873
4.10%, 03/25/61	200	144,002
5.50%, 09/27/64	175	160,271
6.13%, 08/03/65	150	150,580
Roper Technologies, Inc.
3.80%, 12/15/26	87	86,680
1.40%, 09/15/27	65	61,791
4.20%, 09/15/28	100	100,222
4.25%, 09/15/28	30	30,140
2.95%, 09/15/29	76	72,430
4.50%, 10/15/29	25	25,238

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Roper Technologies, Inc. (continued)
2.00%, 06/30/30	$67	$ 60,187
4.45%, 09/15/30	50	50,203
1.75%, 02/15/31	86	74,950
4.75%, 02/15/32	50	50,559
4.90%, 10/15/34	100	100,114
5.10%, 09/15/35	155	156,251
Salesforce, Inc.
3.70%, 04/11/28	341	339,925
1.50%, 07/15/28(b)	60	56,378
1.95%, 07/15/31	156	138,428
2.70%, 07/15/41	156	114,731
2.90%, 07/15/51	237	155,507
3.05%, 07/15/61	150	94,545
ServiceNow, Inc., 1.40%, 09/01/30	140	122,597
Synopsys, Inc.
4.55%, 04/01/27	150	150,882
4.65%, 04/01/28	75	75,839
4.85%, 04/01/30	270	275,014
5.00%, 04/01/32	150	153,285
5.15%, 04/01/35	300	305,176
5.70%, 04/01/55	250	252,308
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	65	64,482
4.95%, 03/28/28	140	142,524
5.40%, 06/12/29	25	25,884
4.00%, 04/14/32	76	73,131
5.60%, 06/12/34	25	26,106
VMware LLC
3.90%, 08/21/27	250	249,076
1.80%, 08/15/28	75	70,369
4.70%, 05/15/30	141	142,743
2.20%, 08/15/31	200	176,405
Workday, Inc.
3.50%, 04/01/27	81	80,282
3.70%, 04/01/29	61	60,091
3.80%, 04/01/32	139	132,727
		17,926,224
Specialty Retail — 0.1%
AutoZone, Inc.
3.75%, 06/01/27	75	74,555
4.50%, 02/01/28	145	146,278
6.25%, 11/01/28	25	26,509
3.75%, 04/18/29	171	168,295
5.10%, 07/15/29	50	51,421
4.00%, 04/15/30(b)	100	98,713
5.13%, 06/15/30	25	25,801
4.75%, 08/01/32	100	100,839
4.75%, 02/01/33	150	150,229
5.20%, 08/01/33	25	25,672
6.55%, 11/01/33	25	27,908
5.40%, 07/15/34(b)	50	51,856
Dick’s Sporting Goods, Inc.
3.15%, 01/15/32(b)	100	91,609
4.10%, 01/15/52	70	52,116
Genuine Parts Co.
6.50%, 11/01/28	25	26,545
4.95%, 08/15/29	75	76,323
1.88%, 11/01/30	50	43,985
2.75%, 02/01/32	75	66,494
6.88%, 11/01/33(b)	25	27,989
Security	Par (000)	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc.
5.75%, 11/20/26	$35	$ 35,603
3.60%, 09/01/27	100	99,109
4.35%, 06/01/28	171	172,066
3.90%, 06/01/29	171	169,125
1.75%, 03/15/31	78	67,987
4.70%, 06/15/32	100	100,845
5.00%, 08/19/34	50	50,453
Ross Stores, Inc., 1.88%, 04/15/31	71	61,956
TJX Cos., Inc., 4.50%, 04/15/50	87	76,667
Tractor Supply Co.
1.75%, 11/01/30	69	60,662
5.25%, 05/15/33(b)	20	20,622
		2,248,232
Technology Hardware, Storage & Peripherals — 0.4%
Adobe, Inc.
2.15%, 02/01/27	219	214,353
4.85%, 04/04/27	35	35,514
4.80%, 04/04/29	50	51,348
4.95%, 01/17/30	100	103,633
2.30%, 02/01/30	206	191,726
4.95%, 04/04/34	50	51,701
Apple, Inc.
3.35%, 02/09/27	341	339,067
3.20%, 05/11/27(b)	257	254,876
2.90%, 09/12/27	171	168,397
3.00%, 11/13/27	171	168,748
1.20%, 02/08/28	450	424,247
4.00%, 05/10/28	1,080	1,086,249
4.00%, 05/12/28	100	100,675
1.40%, 08/05/28	470	440,622
3.25%, 08/08/29	200	195,782
2.20%, 09/11/29(b)	212	198,895
4.15%, 05/10/30	80	80,860
1.65%, 05/11/30	240	216,904
4.20%, 05/12/30	100	101,078
1.65%, 02/08/31	427	378,336
1.70%, 08/05/31	70	61,606
4.50%, 05/12/32(b)	100	102,053
3.35%, 08/08/32	200	191,207
4.30%, 05/10/33	580	587,616
4.75%, 05/12/35	100	102,504
4.50%, 02/23/36(b)	87	88,052
2.38%, 02/08/41	100	71,888
3.85%, 05/04/43	300	256,003
4.45%, 05/06/44	87	81,644
3.45%, 02/09/45	231	183,387
4.38%, 05/13/45	237	214,390
4.65%, 02/23/46	438	409,582
3.85%, 08/04/46	130	107,581
4.25%, 02/09/47	87	76,096
3.75%, 09/12/47	300	241,243
3.75%, 11/13/47	214	172,839
2.95%, 09/11/49	214	146,490
2.65%, 05/11/50	206	131,989
2.40%, 08/20/50	177	107,625
2.65%, 02/08/51	414	264,131
2.70%, 08/05/51	200	127,644
3.95%, 08/08/52	150	121,816
4.85%, 05/10/53(b)	80	77,795
2.55%, 08/20/60	171	100,211
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.80%, 02/08/61	$127	$ 76,589
2.85%, 08/05/61	170	103,407
4.10%, 08/08/62	150	121,313
Dell International LLC/EMC Corp.
4.90%, 10/01/26	171	171,951
5.25%, 02/01/28	200	204,377
4.75%, 04/01/28	30	30,440
02/15/29(a)	100	99,761
5.30%, 10/01/29	214	220,977
4.35%, 02/01/30	150	149,519
5.00%, 04/01/30	40	40,972
6.20%, 07/15/30	120	128,720
02/15/31(a)	100	99,769
5.30%, 04/01/32	275	283,900
10/06/32(a)	100	99,553
5.75%, 02/01/33(b)	60	63,463
5.40%, 04/15/34	50	51,626
4.85%, 02/01/35	75	73,805
5.50%, 04/01/35	175	180,766
02/15/36(a)	100	99,442
8.10%, 07/15/36(b)	69	84,081
3.38%, 12/15/41	171	131,124
8.35%, 07/15/46(b)	76	98,774
3.45%, 12/15/51	102	71,673
Dell, Inc.
7.10%, 04/15/28(b)	71	75,861
6.50%, 04/15/38	71	77,038
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	100	99,814
4.40%, 09/25/27	150	150,667
5.25%, 07/01/28(b)	220	226,038
4.15%, 09/15/28	100	99,887
4.55%, 10/15/29	225	226,218
4.40%, 10/15/30	100	99,393
4.85%, 10/15/31	125	126,305
5.00%, 10/15/34	250	248,056
6.20%, 10/15/35	87	94,094
6.35%, 10/15/45	130	136,931
5.60%, 10/15/54	200	191,273
HP, Inc.
3.00%, 06/17/27	100	98,090
4.75%, 01/15/28	50	50,671
4.00%, 04/15/29	115	113,814
5.40%, 04/25/30	25	25,946
3.40%, 06/17/30	50	47,718
2.65%, 06/17/31	171	154,252
4.20%, 04/15/32	100	96,980
5.50%, 01/15/33(b)	150	155,384
6.10%, 04/25/35(b)	25	26,536
6.00%, 09/15/41(b)	112	115,782
NetApp, Inc.
2.38%, 06/22/27	200	193,954
2.70%, 06/22/30	50	46,289
5.70%, 03/17/35	80	83,627
Teledyne FLIR LLC, 2.50%, 08/01/30	50	45,748
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
2.85%, 02/01/29	$74	$ 69,571
3.10%, 02/01/32	80	72,355
		14,762,697
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27(b)	341	335,694
2.85%, 03/27/30	171	162,418
3.25%, 03/27/40	171	138,558
3.88%, 11/01/45	87	70,850
3.38%, 11/01/46	257	192,849
PVH Corp., 5.50%, 06/13/30	25	25,466
Ralph Lauren Corp., 2.95%, 06/15/30	150	141,656
Tapestry, Inc.
3.05%, 03/15/32	50	45,407
5.50%, 03/11/35	100	102,149
		1,215,047
Tobacco — 0.3%
Altria Group, Inc.
6.20%, 11/01/28	25	26,402
4.80%, 02/14/29	245	248,797
3.40%, 05/06/30	126	120,903
4.50%, 08/06/30	50	50,194
2.45%, 02/04/32	208	183,096
5.63%, 02/06/35	70	72,670
5.25%, 08/06/35	25	25,275
5.80%, 02/14/39	257	266,533
3.40%, 02/04/41	171	132,543
4.25%, 08/09/42	100	84,140
4.50%, 05/02/43	71	61,230
5.38%, 01/31/44(b)	226	222,269
3.88%, 09/16/46	100	76,652
5.95%, 02/14/49(b)	300	306,593
4.45%, 05/06/50	114	92,421
3.70%, 02/04/51	155	111,691
4.00%, 02/04/61(b)	121	89,304
BAT Capital Corp.
4.70%, 04/02/27	87	87,576
3.56%, 08/15/27	333	329,594
2.26%, 03/25/28	204	194,944
3.46%, 09/06/29	87	84,278
4.91%, 04/02/30	104	106,018
6.34%, 08/02/30	100	107,952
5.83%, 02/20/31	25	26,441
2.73%, 03/25/31	200	182,730
4.74%, 03/16/32	146	146,782
5.35%, 08/15/32	75	77,545
7.75%, 10/19/32	40	46,745
4.63%, 03/22/33	60	59,374
6.42%, 08/02/33	90	98,805
6.00%, 02/20/34	200	213,645
5.63%, 08/15/35	75	77,925
4.39%, 08/15/37	384	352,134
3.73%, 09/25/40	50	40,329
7.08%, 08/02/43	50	56,584
4.54%, 08/15/47	254	212,989
4.76%, 09/06/49	100	85,103
5.28%, 04/02/50	87	79,401

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
5.65%, 03/16/52	$96	$ 91,844
7.08%, 08/02/53	125	143,275
6.25%, 08/15/55(b)	75	78,422
BAT International Finance PLC
4.45%, 03/16/28	96	96,579
5.93%, 02/02/29	200	210,037
Philip Morris International, Inc.
4.75%, 02/12/27	75	75,693
3.13%, 08/17/27(b)	171	168,407
4.38%, 11/01/27	75	75,555
5.13%, 11/17/27	200	204,337
4.88%, 02/15/28	175	178,148
3.13%, 03/02/28	100	97,904
4.13%, 04/28/28	65	65,116
5.25%, 09/07/28	25	25,809
4.88%, 02/13/29	75	76,610
4.63%, 11/01/29	75	76,111
5.63%, 11/17/29	155	163,094
5.13%, 02/15/30	200	206,687
4.38%, 04/30/30	50	50,222
2.10%, 05/01/30	100	91,130
5.50%, 09/07/30	25	26,286
1.75%, 11/01/30	91	80,522
5.13%, 02/13/31	75	77,617
4.75%, 11/01/31	75	76,286
5.75%, 11/17/32	170	181,126
5.38%, 02/15/33	300	313,295
5.63%, 09/07/33	25	26,515
5.25%, 02/13/34	275	283,962
4.90%, 11/01/34(b)	75	75,590
4.88%, 04/30/35(b)	40	40,023
6.38%, 05/16/38	220	246,900
4.38%, 11/15/41	150	134,352
4.50%, 03/20/42	150	135,371
3.88%, 08/21/42	62	51,472
4.13%, 03/04/43(b)	79	67,528
4.88%, 11/15/43	137	127,651
4.25%, 11/10/44	65	55,990
Reynolds American, Inc.
5.70%, 08/15/35	82	85,358
6.15%, 09/15/43	53	54,403
5.85%, 08/15/45	300	297,292
		9,450,126
Transportation Infrastructure — 0.1%
FedEx Corp.
3.10%, 08/05/29	100	95,821
4.25%, 05/15/30(b)	141	141,026
2.40%, 05/15/31	109	98,031
4.90%, 01/15/34	100	98,720
3.90%, 02/01/35(b)	67	61,048
3.25%, 05/15/41	147	109,927
3.88%, 08/01/42	50	39,340
4.75%, 11/15/45(b)	114	98,504
4.55%, 04/01/46	130	104,906
4.40%, 01/15/47	87	70,504
4.05%, 02/15/48	87	66,032
4.95%, 10/17/48(b)	51	44,144
5.25%, 05/15/50(b)	100	91,624
5.25%, 05/15/50(b)(d)	75	68,718
Security	Par (000)	Value
Transportation Infrastructure (continued)
Ryder System, Inc.
2.85%, 03/01/27	$57	$ 55,995
5.30%, 03/15/27	40	40,620
4.30%, 06/15/27	60	60,140
5.65%, 03/01/28	50	51,776
5.25%, 06/01/28	40	41,087
6.30%, 12/01/28	50	53,152
5.38%, 03/15/29	50	51,791
4.90%, 12/01/29	100	102,222
5.00%, 03/15/30	50	51,244
4.85%, 06/15/30(b)	50	51,017
6.60%, 12/01/33(b)	45	50,399
United Parcel Service, Inc.
2.40%, 11/15/26	141	138,639
3.05%, 11/15/27	87	85,562
3.40%, 03/15/29	100	98,220
4.45%, 04/01/30	100	101,693
4.65%, 10/15/30	50	51,054
4.88%, 03/03/33(b)	60	61,720
5.15%, 05/22/34(b)	75	77,898
5.25%, 05/14/35(b)	145	150,038
6.20%, 01/15/38	174	191,928
5.20%, 04/01/40(b)	171	170,944
4.88%, 11/15/40	50	48,208
3.63%, 10/01/42	87	69,737
3.40%, 11/15/46	78	58,017
3.75%, 11/15/47	137	106,806
4.25%, 03/15/49	100	82,663
3.40%, 09/01/49(b)	75	53,704
5.30%, 04/01/50(b)	171	165,678
5.05%, 03/03/53(b)	110	101,610
5.50%, 05/22/54	125	123,857
5.95%, 05/14/55	130	135,765
5.60%, 05/22/64	75	73,920
6.05%, 05/14/65	75	78,510
		4,023,959
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	87	85,336
3.75%, 09/01/28	257	255,682
3.45%, 06/01/29	87	85,043
2.80%, 05/01/30	100	94,193
2.30%, 06/01/31	155	139,027
4.45%, 06/01/32(b)	90	89,818
5.15%, 03/01/34	50	51,532
5.25%, 03/01/35	100	102,565
4.30%, 09/01/45	87	75,516
3.75%, 09/01/47	87	67,628
4.20%, 09/01/48	80	66,073
4.15%, 06/01/49	87	71,019
3.45%, 05/01/50(b)	50	36,301
3.25%, 06/01/51	155	107,114
5.45%, 03/01/54	50	49,373
5.70%, 09/01/55	110	111,722
Essential Utilities, Inc.
4.80%, 08/15/27	250	252,818
2.40%, 05/01/31	171	152,711
5.38%, 01/15/34(b)	25	25,592
5.25%, 08/15/35(b)	25	25,122
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water Utilities (continued)
Essential Utilities, Inc. (continued)
3.35%, 04/15/50	$171	$ 116,520
5.30%, 05/01/52	61	56,759
		2,117,464
Wireless Telecommunication Services — 0.3%
America Movil SAB de C.V.
3.63%, 04/22/29	244	237,819
6.38%, 03/01/35(b)	100	110,693
6.13%, 03/30/40	300	321,459
4.38%, 07/16/42	229	199,638
America Movil SAB de CV, 4.70%, 07/21/32	200	200,300
Orange SA
9.00%, 03/01/31	437	530,937
5.38%, 01/13/42	100	99,779
Rogers Communications, Inc.
2.90%, 11/15/26	171	168,351
3.20%, 03/15/27	73	71,959
3.80%, 03/15/32	133	125,637
5.30%, 02/15/34	500	507,243
7.50%, 08/15/38	100	116,694
4.50%, 03/15/42	59	51,365
5.45%, 10/01/43	75	71,934
5.00%, 03/15/44	87	79,595
4.30%, 02/15/48	114	93,020
3.70%, 11/15/49(b)	35	26,110
4.55%, 03/15/52	240	198,943
T-Mobile USA, Inc.
3.75%, 04/15/27	500	497,027
4.75%, 02/01/28	125	125,188
2.05%, 02/15/28	162	154,453
4.95%, 03/15/28	85	86,631
4.80%, 07/15/28	80	81,457
4.85%, 01/15/29	65	66,305
2.63%, 02/15/29	100	94,907
2.40%, 03/15/29	75	70,588
3.38%, 04/15/29	225	218,459
4.20%, 10/01/29(b)	75	74,897
3.88%, 04/15/30	800	784,471
2.55%, 02/15/31	259	235,333
2.88%, 02/15/31	100	92,197
3.50%, 04/15/31	325	309,152
2.25%, 11/15/31	59	51,904
2.70%, 03/15/32	130	116,534
5.13%, 05/15/32	210	216,123
5.20%, 01/15/33	200	206,372
5.05%, 07/15/33	275	280,902
5.75%, 01/15/34	315	333,780
5.15%, 04/15/34	35	35,804
4.70%, 01/15/35	100	98,210
5.30%, 05/15/35(b)	200	204,836
4.38%, 04/15/40(b)	214	193,229
3.00%, 02/15/41	241	181,093
4.50%, 04/15/50	295	248,159
3.30%, 02/15/51	300	204,475
3.40%, 10/15/52	341	233,653
5.65%, 01/15/53	200	197,609
5.75%, 01/15/54	230	229,996
6.00%, 06/15/54	100	103,537
5.25%, 06/15/55	200	186,177
5.88%, 11/15/55(b)	200	204,293
3.60%, 11/15/60	174	118,199
5.80%, 09/15/62(b)	100	100,585
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC
7.88%, 02/15/30	$74	$ 84,502
6.15%, 02/27/37	31	33,779
5.00%, 05/30/38	100	98,555
5.25%, 05/30/48	150	141,451
4.88%, 06/19/49	150	133,096
4.25%, 09/17/50	102	81,137
5.63%, 02/10/53(b)	150	146,001
5.75%, 06/28/54	200	196,904
5.75%, 02/10/63	150	146,091
5.88%, 06/28/64	125	124,423
		11,033,950
Total Corporate Bonds — 24.6% (Cost: $907,134,884)		867,177,591
Foreign Agency Obligations
Canada — 0.4%
Canada Government International Bonds
3.75%, 04/26/28(b)	300	300,715
4.63%, 04/30/29	400	412,454
4.00%, 03/18/30	530	535,392
Export Development Canada
3.00%, 05/25/27	300	296,246
3.75%, 09/07/27	300	300,428
4.13%, 02/13/29	750	759,926
4.00%, 06/20/30	120	121,096
4.75%, 06/05/34	250	261,413
Province of Alberta Canada
3.30%, 03/15/28	341	337,071
4.50%, 06/26/29	200	204,558
1.30%, 07/22/30	341	302,475
Province of British Columbia
4.70%, 01/24/28	400	408,134
4.80%, 11/15/28	250	257,416
3.90%, 08/27/30	350	349,892
1.30%, 01/29/31	200	174,654
Province of British Columbia Canada
4.90%, 04/24/29	300	310,824
4.20%, 07/06/33(b)	400	397,216
4.75%, 06/12/34	200	204,982
4.80%, 06/11/35	270	276,150
Province of Manitoba Canada
4.90%, 05/31/34	100	103,267
Series HB, 1.50%, 10/25/28	341	318,411
Province of New Brunswick Canada, 3.63%, 02/24/28	171	169,880
Province of Ontario, 3.90%, 09/04/30	400	399,970
Province of Ontario Canada
3.10%, 05/19/27(b)	400	395,880
1.05%, 05/21/27	171	163,704
4.20%, 01/18/29	500	506,390
3.70%, 09/17/29(b)	200	199,077
2.00%, 10/02/29	171	159,441
4.70%, 01/15/30	35	36,154
1.13%, 10/07/30	341	298,017
1.60%, 02/25/31	341	302,217
5.05%, 04/24/34	200	209,803
4.85%, 06/11/35	375	385,989
Province of Quebec, 4.63%, 08/28/35	250	252,584
Province of Quebec Canada
2.75%, 04/12/27	341	335,809

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada (continued)
3.63%, 04/13/28	$500	$ 498,315
4.50%, 04/03/29	400	409,157
1.35%, 05/28/30	341	304,377
Series PD, 7.50%, 09/15/29	500	566,020
Province of Saskatchewan, 4.65%, 01/28/30	250	257,286
		12,482,790
Chile — 0.1%
Chile Government International Bonds
2.75%, 01/31/27	300	294,600
4.85%, 01/22/29	200	204,400
2.45%, 01/31/31	417	377,802
2.55%, 07/27/33	390	335,205
3.50%, 01/31/34	200	183,400
4.95%, 01/05/36	200	201,140
5.65%, 01/13/37	200	210,400
3.10%, 05/07/41	200	152,500
4.34%, 03/07/42	200	177,000
4.00%, 01/31/52	290	228,593
5.33%, 01/05/54(b)	287	278,995
3.10%, 01/22/61	318	197,217
3.25%, 09/21/71	200	125,000
		2,966,252
Hungary — 0.0%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	234	277,407
Indonesia — 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27	200	200,486
4.10%, 04/24/28	522	522,326
4.40%, 03/10/29	200	201,600
2.85%, 02/14/30	490	463,050
2.15%, 07/28/31	400	352,500
4.65%, 09/20/32	200	200,750
4.75%, 09/10/34	200	199,600
5.60%, 01/15/35(b)	200	211,850
4.35%, 01/11/48	284	245,376
5.35%, 02/11/49	200	199,437
4.20%, 10/15/50(b)	322	265,972
3.05%, 03/12/51	211	141,581
4.30%, 03/31/52	300	248,157
5.10%, 02/10/54(b)	200	191,274
3.20%, 09/23/61	222	142,016
		3,785,975
Israel — 0.1%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28	318	310,447
Series 10Y, 2.75%, 07/03/30	200	184,437
Series 10Y, 4.50%, 01/17/33	200	194,600
Series 10Y, 5.50%, 03/12/34(b)	400	410,750
Series 10Y, 5.63%, 02/19/35(b)	200	206,687
Series 30Y, 4.50%, 01/30/43	415	360,791
Series 30Y, 4.13%, 01/17/48	322	249,852
Series 30Y, 5.75%, 03/12/54	200	189,308
State of Israel
Series 10Y, 2.50%, 01/15/30	490	451,719
Series 30Y, 3.38%, 01/15/50	200	133,063
		2,691,654
Security	Par (000)	Value
Italy — 0.0%
Republic of Italy Government International Bonds
Series 10Y, 2.88%, 10/17/29	$200	$ 191,152
Series 10Y, 4.00%, 10/17/49	417	313,646
Series 30Y, 5.38%, 06/15/33	130	137,059
Series 30Y, 3.88%, 05/06/51	200	144,889
		786,746
Japan — 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	500	491,239
2.75%, 11/16/27(b)	500	489,227
3.88%, 07/03/28	200	200,314
4.63%, 07/19/28	300	306,434
3.25%, 07/20/28(b)	690	679,085
2.13%, 02/16/29	200	188,923
2.00%, 10/17/29	200	185,887
4.38%, 01/24/31	200	203,764
1.88%, 04/15/31	514	460,149
Japan International Cooperation Agency
2.13%, 10/20/26	500	490,835
2.75%, 04/27/27	300	294,577
4.00%, 05/23/28	300	300,825
4.75%, 05/21/29	200	205,611
		4,496,870
Mexico — 0.3%
Mexico Government International Bonds
4.15%, 03/28/27	500	499,250
4.50%, 04/22/29	300	301,200
5.00%, 05/07/29	200	203,800
3.25%, 04/16/30	500	472,000
6.00%, 05/13/30	200	210,500
2.66%, 05/24/31	200	178,562
4.75%, 04/27/32	211	206,700
5.85%, 07/02/32	400	414,400
5.38%, 03/22/33	500	499,500
4.88%, 05/19/33	200	193,800
3.50%, 02/12/34	450	390,937
6.75%, 09/27/34	213	232,756
6.35%, 02/09/35	200	211,500
5.63%, 09/22/35	400	398,000
6.00%, 05/07/36	500	512,750
6.88%, 05/13/37	400	431,800
6.63%, 01/29/38	400	420,500
6.05%, 01/11/40(b)	394	397,203
4.28%, 08/14/41	518	421,134
4.75%, 03/08/44	378	315,347
5.55%, 01/21/45	260	242,710
4.60%, 01/23/46	318	255,672
4.60%, 02/10/48(b)	390	308,100
4.50%, 01/31/50(b)	273	210,824
5.00%, 04/27/51	390	320,288
4.40%, 02/12/52	200	149,400
6.34%, 05/04/53	400	389,044
6.40%, 05/07/54	250	244,500
7.38%, 05/13/55	200	220,100
3.77%, 05/24/61	400	253,200
5.75%, 12/31/99	168	143,976
		9,649,453
Panama — 0.1%
Panama Government International Bonds
3.16%, 01/23/30	200	186,200
2.25%, 09/29/32	690	559,452
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
Panama Government International Bonds (continued)
6.40%, 02/14/35	$400	$ 414,600
6.70%, 01/26/36	462	488,708
6.88%, 01/31/36(b)	200	213,200
4.50%, 04/16/50	232	175,018
4.30%, 04/29/53	200	146,875
6.85%, 03/28/54(b)	200	203,175
4.50%, 04/01/56	392	287,728
3.87%, 07/23/60	397	257,256
4.50%, 01/19/63	200	145,800
		3,078,012
Peru — 0.1%
Peru Government International Bonds, 5.38%, 02/08/35	150	153,090
Peruvian Government International Bonds
4.13%, 08/25/27(b)	260	262,127
2.84%, 06/20/30	65	61,100
2.78%, 01/23/31	341	314,487
1.86%, 12/01/32(b)	130	107,315
8.75%, 11/21/33	77	96,750
3.00%, 01/15/34	388	336,590
5.50%, 03/30/36	419	427,799
6.55%, 03/14/37	287	318,857
3.30%, 03/11/41	141	109,557
5.63%, 11/18/50	240	236,340
3.55%, 03/10/51	100	71,425
5.88%, 08/08/54	200	200,600
6.20%, 06/30/55	250	260,630
2.78%, 12/01/60(b)	214	120,054
3.60%, 01/15/72	75	47,738
3.23%, 07/28/2121	87	48,698
		3,173,157
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	300	293,100
7.75%, 01/14/31	257	299,405
6.38%, 01/15/32	200	222,020
5.00%, 07/17/33	500	515,750
5.25%, 05/14/34	200	209,600
6.38%, 10/23/34(b)	250	281,375
5.50%, 02/04/35	200	212,750
5.00%, 01/13/37(b)	522	530,352
3.95%, 01/20/40	250	224,500
3.70%, 03/01/41	200	170,200
3.70%, 02/02/42	397	332,686
2.95%, 05/05/45	200	143,200
5.95%, 10/13/47	400	429,875
5.90%, 02/04/50	200	213,305
		4,078,118
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	300	309,855
4.63%, 03/18/29	100	101,835
4.88%, 02/12/30	400	411,740
5.75%, 11/16/32	300	320,534
4.88%, 10/04/33	300	303,181
5.13%, 09/18/34	379	387,376
5.38%, 02/12/35	400	414,483
Security	Par (000)	Value
Poland (continued)
Republic of Poland Government International Bonds (continued)
5.50%, 04/04/53	$200	$ 193,114
5.50%, 03/18/54	476	459,959
		2,902,077
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	200	192,872
5.00%, 01/11/28	300	307,500
4.88%, 01/14/30	200	206,704
4.50%, 09/15/32	200	203,022
5.13%, 01/11/33	500	522,000
5.13%, 09/18/33	200	209,900
Korea Development Bank
4.38%, 02/15/28	500	505,075
4.88%, 02/03/30	200	207,002
3.75%, 09/16/30	200	198,158
2.00%, 10/25/31(b)	500	445,225
5.63%, 10/23/33	200	216,320
Korea International Bonds(b)
4.13%, 06/10/44	250	225,537
3.88%, 09/20/48	200	170,154
		3,609,469
Supranational — 0.9%
African Development Bank
4.13%, 02/25/27	1,000	1,004,601
4.38%, 11/03/27	500	506,810
3.88%, 06/12/28	250	251,260
3.50%, 09/18/29	300	297,276
4.00%, 03/18/30	225	227,081
4.50%, 06/12/35	200	204,448
Asian Development Bank
2.63%, 01/12/27	171	168,527
3.13%, 08/20/27	500	494,956
2.50%, 11/02/27(b)	341	332,960
4.38%, 01/14/28	600	609,195
2.75%, 01/19/28	130	127,361
1.25%, 06/09/28	200	187,649
5.82%, 06/16/28	681	715,066
1.75%, 09/19/29	341	316,240
1.88%, 01/24/30	500	462,787
4.13%, 05/30/30	440	446,485
3.75%, 08/28/30	165	164,713
1.50%, 03/04/31	500	442,771
3.88%, 09/28/32	125	124,124
4.38%, 03/22/35	250	253,885
Asian Infrastructure Investment Bank
4.00%, 01/18/28	500	503,255
4.50%, 01/16/30	70	72,047
4.50%, 05/21/35	200	205,708
Corp. Andina de Fomento
2.25%, 02/08/27	300	292,757
5.00%, 01/22/30	250	258,852
Council of Europe Development Bank
4.13%, 01/24/29	500	506,349
4.50%, 01/15/30	50	51,430
Council Of Europe Development Bank
4.63%, 06/11/27	100	101,358
3.63%, 05/08/28	200	199,687
European Bank for Reconstruction & Development
4.13%, 01/25/29	400	405,265

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
European Bank for Reconstruction & Development (continued)
4.25%, 03/13/34	$150	$ 151,286
European Investment Bank
0.75%, 10/26/26	247	239,074
1.38%, 03/15/27	600	580,113
4.38%, 03/19/27	1,000	1,009,069
3.25%, 11/15/27	500	495,900
3.88%, 06/15/28	500	502,769
1.75%, 03/15/29(b)	300	281,206
4.75%, 06/15/29	500	517,957
1.63%, 10/09/29	130	119,962
3.75%, 11/15/29	300	300,316
4.50%, 03/14/30	555	571,966
0.88%, 05/17/30	500	439,182
3.88%, 10/15/30	160	160,626
1.25%, 02/14/31	500	438,005
4.38%, 10/10/31	400	410,651
4.25%, 08/16/32(b)	670	680,925
4.13%, 02/13/34	400	401,350
4.63%, 02/12/35	340	352,224
Inter-American Development Bank
2.38%, 07/07/27(b)	171	167,156
1.13%, 07/20/28(b)	511	476,681
3.13%, 09/18/28	300	295,362
2.25%, 06/18/29(b)	500	474,732
4.50%, 02/15/30	500	514,821
3.75%, 06/14/30	50	49,938
1.13%, 01/13/31	427	372,080
3.63%, 09/17/31	250	246,221
4.38%, 07/17/34	300	305,395
4.38%, 07/16/35	400	404,984
3.20%, 08/07/42	130	106,441
4.38%, 01/24/44	75	70,746
Inter-American Investment Corp.
4.25%, 02/14/29	125	126,639
4.25%, 04/01/30	100	101,493
International Bank for Reconstruction & Development
1.88%, 10/27/26	130	127,313
3.13%, 06/15/27	400	396,205
2.50%, 11/22/27(b)	341	332,840
0.75%, 11/24/27	500	470,051
1.38%, 04/20/28	500	472,312
3.63%, 05/05/28	500	499,570
1.13%, 09/13/28	1,350	1,254,433
3.63%, 09/21/29	300	298,783
3.88%, 10/16/29(b)	500	502,631
1.75%, 10/23/29(b)	500	462,868
4.13%, 03/20/30	735	745,883
0.75%, 08/26/30	800	691,962
1.25%, 02/10/31	500	437,538
1.63%, 11/03/31(b)	750	657,126
4.63%, 01/15/32	80	83,034
2.50%, 03/29/32(b)	700	642,154
4.00%, 05/06/32	1,040	1,041,933
3.88%, 08/28/34	350	343,376
4.75%, 02/15/35	87	90,736
4.38%, 08/27/35	550	557,286
International Finance Corp.
0.75%, 10/08/26	341	330,496
4.50%, 01/21/28	250	254,490
Security	Par (000)	Value
Supranational (continued)
International Finance Corp. (continued)
3.88%, 07/02/30	$250	$ 251,123
0.75%, 08/27/30	341	294,825
Nordic Investment Bank, 4.38%, 03/14/28	500	507,862
		33,047,003
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	500	488,943
4.13%, 06/14/28	500	504,817
4.88%, 10/04/30	200	209,006
		1,202,766
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	140,959
Uruguay Government International Bonds
4.38%, 10/27/27(b)	171	172,231
4.38%, 01/23/31	427	432,338
5.75%, 10/28/34	150	160,875
7.63%, 03/21/36	300	364,950
5.44%, 02/14/37	25	26,200
4.13%, 11/20/45(b)	100	88,100
5.10%, 06/18/50	484	458,590
4.98%, 04/20/55	300	273,900
		2,118,143
Total Foreign Agency Obligations — 2.6% (Cost: $92,898,724)		90,345,892
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	85	83,362
California — 0.2%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50	270	310,832
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	63,310
California Health Facilities Financing Authority, RB, M/F Housing(b)
Sustainability Bonds, 4.19%, 06/01/37	65	61,233
Sustainability Bonds, 4.35%, 06/01/41	85	78,153
California State University, RB
Series B, 5.18%, 11/01/53	50	47,398
Series E, 2.90%, 11/01/51	75	53,165
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	123,664
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(b)	60	51,991
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	83,756
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	79,968
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	63,169
Series A, (AGM), 3.92%, 01/15/53	65	49,954
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34(b)	60	53,529
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB (continued)
Class B, (SAP), 3.29%, 06/01/42	$150	$ 117,378
Class B, (SAP), 3.00%, 06/01/46	30	26,836
Series A-1, 3.71%, 06/01/41	80	62,572
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	112,483
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	87,878
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	125	133,048
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	63,984
Series Q, 4.13%, 05/15/32	70	69,012
Series Q, 4.56%, 05/15/53	85	73,180
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	465	501,237
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	71,689
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	88,311
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	57,203
State of California, GO, BAB
7.55%, 04/01/39	250	302,186
7.30%, 10/01/39	460	537,570
7.35%, 11/01/39	280	328,770
7.60%, 11/01/40	325	398,033
State of California, Refunding GO
3.50%, 04/01/28	270	267,634
4.60%, 04/01/28(f)	65	66,232
2.50%, 10/01/29(b)	220	208,424
5.75%, 10/01/31(b)	250	271,199
5.10%, 09/01/35	350	363,957
5.20%, 03/01/43	55	54,218
University of California, RB
Series AD, 4.86%, 05/15/2112	75	63,991
Series AQ, 4.77%, 05/15/2115	72	59,954
Series BD, 3.35%, 07/01/29(b)	110	107,843
		5,614,944
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	76,708
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	410	440,818
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(b)	70	61,276
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	90,290
		151,566
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	114,781
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	$60	$ 46,262
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30	165	150,436
Series A, 5.53%, 07/01/34	100	104,162
		415,641
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	67,632
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	115	125,081
		192,713
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	85	59,642
Illinois — 0.1%
Chicago O’Hare International Airport, ARB(b)
Series C, Senior Lien, 4.47%, 01/01/49	65	57,022
Series C, Senior Lien, 4.57%, 01/01/54	65	56,735
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	165	183,271
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	92,936
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	73,083
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	188,336
State of Illinois, GO, 5.10%, 06/01/33(b)	868	878,730
State of Illinois, GO, BAB, 7.35%, 07/01/35	57	62,296
		1,592,409
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	75	54,768
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	38,684
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-2, 4.15%, 02/01/33	100	99,489
Series A-3, 5.20%, 12/01/39	125	128,289
Series A-4, 4.48%, 08/01/39	110	106,279
		334,057
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	80	54,458
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	184,372
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	120,429
		359,259
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	54,639
3.38%, 12/01/40	70	59,126

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan State University, RB, Series A, 4.17%, 08/15/2122	$82	$ 60,871
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	64,463
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	45,161
Series A, 4.45%, 04/01/2122	74	59,590
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	71,283
		415,133
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	52,233
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	67,220
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	95	106,495
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	261,749
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	375	415,868
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	186,914
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	50,431
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	65,490
		980,452
New York — 0.1%
City of New York, GO
Series C-2, 4.61%, 09/01/37	100	98,565
Series B-1, Sustainability Bonds, 5.83%, 10/01/53(b)	250	262,276
Series D-1, Sustainability Bonds, 5.11%, 10/01/54	60	57,224
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37	85	91,756
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	90	107,349
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	109,420
6.81%, 11/15/40	50	54,914
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	85	86,860
6.01%, 06/15/42	110	115,991
5.44%, 06/15/43	75	74,760
New York State Dormitory Authority, RB
Series B, 5.23%, 07/01/35	100	103,978
Series B, 5.83%, 07/01/55	50	53,174
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	80	71,629
Series 225, 3.18%, 07/15/60(b)	70	45,741
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	81,075
Series 168, 4.93%, 10/01/51	220	204,291
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, RB (continued)
Series 182, 5.31%, 08/01/46	$75	$ 74,391
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53	50	47,448
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	300	255,151
		1,995,993
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(b)	75	51,975
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	128,308
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38	100	85,156
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	143,570
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	69,818
		426,852
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NATL), 5.55%, 06/30/28	—	—
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	43,563
State of Oregon, GO, 5.89%, 06/01/27	77	78,954
		122,517
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(b)	225	171,634
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	50	50,489
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	76,964
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(b)	62	39,954
		339,041
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	80,835
Texas — 0.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	62,881
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	97,043
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	47,968
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	47,330
Series A, 2.99%, 11/01/38(b)	75	64,520
Series C, 2.92%, 11/01/50	160	112,712
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52(b)	200	139,821
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	$96	$ 107,178
State of Texas, GO, BAB, 5.52%, 04/01/39	110	113,996
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	110	112,288
Texas Natural Gas Securitization Finance Corp., RB(b)
Series 2023-1, Class A1, 5.10%, 04/01/35	154	159,312
Series 2023-1, Class A2, 5.17%, 04/01/41	170	173,632
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	63,398
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	130,388
		1,432,467
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	45,681
University of Virginia, Refunding RB
2.26%, 09/01/50	120	70,579
Series U, 2.58%, 11/01/51	85	53,128
		169,388
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	103,730
Total Municipal Bonds — 0.4% (Cost: $17,913,874)		15,758,902
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
Bank
Series 2018-BN12, Class AS, 4.47%, 05/15/61(c)	239	234,812
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	326,556
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	879,477
Series 2020-BN25, Class C, 3.46%, 01/15/63(c)	200	175,388
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	820,568
Series 2023-5YR4, Class A3, 6.50%, 12/15/56	433	456,542
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	500	525,888
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	991,487
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class B, 3.88%, 02/15/50(c)	250	244,310
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	386,670
Series 2021-C12, Class A5, 2.69%, 11/15/54	400	356,841
Series 2022-C17, Class A5, 4.44%, 09/15/55	500	492,608
Series 2022-C18, Class AS, 6.35%, 12/15/55(c)	250	269,058
Series 2024-C28, Class A4, 5.12%, 09/15/57	1,000	1,024,881
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,572	1,424,642
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	508,147
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	531,891
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	656,289
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	501,160
Series 2020-B19, Class B, 2.35%, 09/15/53	193	149,313
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	540,015
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	360,716
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	439,824
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	502,093
Series 2021-B30, Class B, 2.64%, 11/15/54(c)	250	205,943
Series 2024-V5, Class B, 6.06%, 01/10/57(c)	200	203,802
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2025-V14, Class A3, 5.18%, 04/15/57	$650	$ 668,127
Series 2025-V14, Class AM, 6.09%, 04/15/57(c)	250	261,550
Series 2025-V15, Class A3, 5.80%, 06/15/58	500	527,266
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(c)	500	551,399
Series 2024-5C6, Class C, 5.88%, 09/15/57(c)	125	125,281
Series 2024-5C8, Class A3, 5.63%, 12/15/57(c)	100	104,214
Series 2024-5C8, Class C, 5.74%, 12/15/57(c)	200	199,281
Series 2024-C9, Class C, 6.60%, 07/15/57(c)	200	205,904
Series 2025-C11, Class A5, 5.69%, 02/15/58	500	530,257
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	378,926
Series 2019-C7, Class C, 4.05%, 12/15/72(c)	200	181,815
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	808,065
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	675,719
Series 2018-CX11, Class B, 4.45%, 04/15/51(c)	250	243,822
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	453,679
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,259,661
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	511	502,797
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	586,018
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	998,403
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	384	379,169
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	124,250
Series 2020-L4, Class AS, 2.88%, 02/15/53	500	457,167
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(c)	100	98,329
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	647,641
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	488,250
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	428,452
Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $25,967,067)		25,094,363
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	92,951
Electric Utilities(c) — 0.1%
American Electric Power Co., Inc.
6.95%, 12/15/54(b)	50	54,113
3.88%, 02/15/62	71	68,688
CenterPoint Energy, Inc.
6.70%, 05/15/55	30	30,981
5.95%, 04/01/56	25	25,000
Series B, 6.85%, 02/15/55(b)	75	79,553
CMS Energy Corp., 6.50%, 06/01/55	40	41,414
Dominion Energy, Inc.
6.63%, 05/15/55	125	129,366
6.00%, 02/15/56	140	141,001
6.20%, 02/15/56	25	25,164
Series B, 7.00%, 06/01/54(b)	100	108,429
Duke Energy Corp., 6.45%, 09/01/54	100	105,628
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55	150	155,754

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Sempra
6.88%, 10/01/54	$120	$ 124,340
6.38%, 04/01/56	100	102,625
Sierra Pacific Power Co., 6.20%, 12/15/55	25	25,022
Southern Co., Series 2025, 6.38%, 03/15/55	50	53,280
		1,270,358
Financial Services(c) — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54(b)	30	29,802
Corebridge Financial, Inc., 6.38%, 09/15/54	75	76,980
		106,782
Insurance — 0.0%
Athene Holding Ltd., 6.88%, 06/28/55(c)	50	51,214
MetLife, Inc., 6.40%, 12/15/66	104	109,441
Prudential Financial, Inc., 6.50%, 03/15/54(c)	100	107,010
		267,665
Oil, Gas & Consumable Fuels(c) — 0.0%
Phillips 66 Co.
Series A, 5.88%, 03/15/56	50	49,606
Series B, 6.20%, 03/15/56	50	50,134
		99,740
		1,837,496
Total Preferred Securities — 0.1% (Cost: $1,816,717)		1,837,496
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae
6.25%, 05/15/29	909	988,217
7.13%, 01/15/30	1,698	1,931,009
7.25%, 05/15/30	3,487	4,003,260
0.88%, 08/05/30	1,191	1,041,150
6.63%, 11/15/30	53	59,904
Federal Home Loan Banks, 5.50%, 07/15/36	370	405,027
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	477	545,221
6.25%, 07/15/32	562	637,947
Tennessee Valley Authority
1.50%, 09/15/31(b)	70	60,889
5.88%, 04/01/36	359	401,689
3.50%, 12/15/42	74	61,995
5.25%, 02/01/55	50	49,840
		10,186,148
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae-Aces
Series 2017-M15, Class A2, 3.06%, 09/25/27(c)	544	535,355
Series 2018-M12, Class A2, 3.75%, 08/25/30(c)	511	500,838
Series 2019-M22, Class A2, 2.52%, 08/25/29	744	703,535
Series 2019-M9, Class A2, 2.94%, 06/25/29	628	608,202
Series 2020-M46, Class A2, 1.32%, 05/25/30	910	816,467
Series 2021-M13, Class A2, 1.65%, 04/25/31(c)	724	633,877
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	446,936
Series 2021-M2S, Class A2, 1.87%, 10/25/31(c)	1,470	1,287,717
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(c)	850	844,589
Series K066, Class A2, 3.12%, 06/25/27	597	589,201
Series K076, Class A2, 3.90%, 04/25/28	341	340,953
Series K088, Class A2, 3.69%, 01/25/29	87	86,384
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K100, Class A2, 2.67%, 09/25/29	$1,698	$ 1,617,612
Series K101, Class A2, 2.52%, 10/25/29	960	908,654
Series K110, Class A2, 1.48%, 04/25/30	450	404,466
Series K111, Class A2, 1.35%, 05/25/30	171	152,205
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,504,975
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,679,860
Series K130, Class A2, 1.72%, 06/25/31	500	440,002
Series K-1521, Class A2, 2.18%, 08/25/36	813	646,170
Series K-154, Class A2, 4.35%, 01/25/33(c)	1,000	1,002,108
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,510,728
Series K-159, Class A2, 4.50%, 07/25/33(c)	1,400	1,413,971
Series K-162, Class A2, 5.15%, 12/25/33(c)	500	525,910
Series K-170, Class A2, 5.00%, 02/25/35(c)	500	520,997
Series K739, Class A2, 1.34%, 09/25/27	492	471,048
Series K-752, Class A2, 4.28%, 07/25/30	5,000	5,038,983
Series K755, Class A2, 5.20%, 02/25/31	1,110	1,164,768
		26,396,511
Mortgage-Backed Securities — 25.5%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	149	133,854
4.00%, 02/01/47 - 02/01/57	552	525,756
3.50%, 11/01/51	857	802,741
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(c)	6	5,696
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(c)	8	7,907
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(c)	2	1,747
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(c)	1	559
(12-mo. RFUCCT US + 1.83%), 6.74%, 11/01/40(c)	1	610
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	5,817	5,328,799
2.50%, 07/01/28 - 01/01/33	1,082	1,044,446
3.50%, 03/01/32 - 06/01/49	5,739	5,402,295
5.00%, 04/01/33 - 04/01/49	229	231,696
4.00%, 05/01/33 - 01/01/49	1,979	1,911,130
5.50%, 06/01/35 - 01/01/39	7	7,767
4.50%, 06/01/38 - 01/01/49	843	835,262
(12-mo. RFUCCT US + 1.67%), 6.48%, 08/01/41(c)	1	917
(12-mo. RFUCCT US + 1.85%), 6.67%, 09/01/40(c)	1	1,170
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 12/20/54(g)	26,007	26,269,465
6.00%, 03/15/35 - 09/20/55(g)	20,359	20,739,581
6.50%, 09/15/36 - 09/20/55(g)	9,217	9,490,288
4.50%, 07/15/39 - 10/20/55(g)	19,099	18,613,776
5.00%, 11/15/39 - 11/20/54(g)	24,041	23,973,559
4.00%, 03/15/41 - 10/20/55(g)	17,488	16,559,383
3.50%, 09/20/42 - 10/20/55(g)	25,486	23,471,996
3.00%, 01/20/43 - 10/20/55(g)	31,533	28,280,038
2.50%, 05/20/45 - 10/20/55(g)	37,350	32,140,314
2.00%, 07/20/50 - 10/20/55(g)	36,013	29,785,213
1.50%, 10/20/51	141	111,752
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 10/14/55(g)	41,764	40,060,418
3.50%, 02/01/26 - 10/14/55(g)	40,010	37,219,694
3.00%, 01/01/27 - 10/14/55(g)	66,175	59,420,869
2.50%, 09/01/28 - 10/14/55(g)	132,389	113,872,329
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
7.00%, 02/01/32	$1	$ 1,342
6.50%, 07/01/32 - 09/01/55(g)	30,698	31,983,668
5.00%, 11/01/33 - 10/14/55(g)	37,158	37,014,342
6.00%, 03/01/34 - 09/01/55(g)	56,856	58,380,278
2.00%, 12/01/35 - 10/14/55(g)(h)	208,740	174,258,097
1.50%, 03/01/36 - 11/01/51(g)	24,718	20,441,661
5.50%, 04/01/36 - 07/01/55(g)	54,394	55,162,154
4.50%, 09/01/39 - 10/14/55(g)	25,808	25,235,362
		898,727,931
Total U.S. Government Sponsored Agency Securities — 26.5% (Cost: $996,137,476)		935,310,590
U.S. Treasury Obligations
U.S. Treasury Bonds
6.63%, 02/15/27	597	622,256
5.25%, 11/15/28 - 02/15/29	2,379	2,495,104
6.13%, 08/15/29	1,275	1,386,413
5.38%, 02/15/31	1,021	1,099,170
4.50%, 02/15/36 - 11/15/54	15,929	15,606,092
4.75%, 02/15/37 - 08/15/55	34,725	34,973,163
5.00%, 05/15/37 - 05/15/45	6,595	6,911,967
4.38%, 02/15/38 - 08/15/43	7,040	6,893,046
3.50%, 02/15/39	1,139	1,042,007
4.25%, 05/15/39 - 08/15/54	20,757	19,345,315
4.63%, 02/15/40 - 02/15/55	29,877	29,535,418
1.13%, 05/15/40 - 08/15/40	17,049	10,800,325
3.88%, 08/15/40 - 05/15/43	9,857	8,953,157
1.38%, 11/15/40 - 08/15/50	13,781	7,960,816
1.88%, 02/15/41 - 11/15/51	23,742	14,825,249
2.25%, 05/15/41 - 02/15/52	19,945	13,327,613
1.75%, 08/15/41	7,351	4,987,768
2.00%, 11/15/41 - 08/15/51	18,319	11,405,419
2.38%, 02/15/42 - 05/15/51	19,140	13,154,300
3.00%, 05/15/42 - 08/15/52	33,477	25,346,218
3.25%, 05/15/42	4,100	3,444,320
2.75%, 08/15/42 - 11/15/47	7,295	5,366,870
3.38%, 08/15/42 - 11/15/48	9,439	7,793,352
4.00%, 11/15/42 - 11/15/52	9,600	8,645,992
3.13%, 02/15/43 - 05/15/48	7,721	6,107,028
2.88%, 05/15/43 - 05/15/52	20,469	15,169,783
3.63%, 08/15/43 - 05/15/53	16,144	13,476,444
3.75%, 11/15/43	4,262	3,773,701
4.13%, 08/15/44 - 08/15/53	13,347	12,208,641
2.50%, 02/15/45 - 05/15/46	10,548	7,484,732
4.88%, 08/15/45	6,736	6,886,508
1.25%, 05/15/50	17,950	8,804,615
1.63%, 11/15/50	8,561	4,593,512
U.S. Treasury Notes
1.63%, 10/31/26 - 05/15/31	20,466	19,203,507
2.00%, 11/15/26	2,546	2,498,064
4.63%, 11/15/26 - 02/15/35	68,438	70,449,982
1.25%, 11/30/26 - 08/15/31	58,647	54,113,123
4.25%, 11/30/26 - 08/15/35	125,559	127,173,625
4.38%, 12/15/26 - 05/15/34	50,850	51,933,065
1.75%, 12/31/26 - 01/31/29	13,000	12,301,836
4.00%, 01/15/27 - 02/15/34	132,246	133,248,681
1.50%, 01/31/27 - 02/15/30	18,030	16,980,639
4.13%, 01/31/27 - 11/15/32	111,347	112,702,238
1.88%, 02/28/27 - 02/15/32	22,836	21,213,184
0.63%, 03/31/27 - 08/15/30	36,446	32,890,664
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.50%, 03/31/27	$4,267	$ 4,194,994
3.88%, 03/31/27 - 08/15/34	162,313	162,661,700
4.50%, 04/15/27 - 11/15/33	33,062	33,910,642
0.50%, 04/30/27 - 10/31/27	18,628	17,623,149
2.75%, 04/30/27 - 08/15/32	24,242	23,248,360
3.75%, 04/30/27 - 08/31/31	58,976	59,041,209
2.38%, 05/15/27 - 05/15/29	14,389	13,882,624
3.25%, 06/30/27 - 06/30/29	9,500	9,400,254
0.38%, 07/31/27 - 09/30/27	10,858	10,204,824
2.25%, 08/15/27 - 11/15/27	10,350	10,078,455
3.13%, 08/31/27 - 08/31/29	30,248	29,808,060
3.63%, 08/31/27 - 08/31/30	54,336	54,230,499
3.38%, 09/15/27 - 05/15/33	16,450	16,025,739
0.75%, 01/31/28	13,000	12,173,281
3.50%, 01/31/28 - 02/15/33	44,590	44,046,891
1.13%, 02/29/28 - 02/15/31	23,375	21,244,407
2.88%, 05/15/28 - 05/15/32	28,110	27,084,197
1.00%, 07/31/28	6,786	6,309,124
1.38%, 10/31/28 - 11/15/31	37,304	33,220,475
4.88%, 10/31/28 - 10/31/30	13,250	13,776,309
2.63%, 02/15/29 - 07/31/29	14,249	13,743,193
0.88%, 11/15/30	6,956	6,031,069
Total U.S. Treasury Obligations — 45.7% (Cost: $1,677,059,085)		1,611,074,377
Total Long-Term Investments — 101.0% (Cost: $3,733,153,893)		3,560,910,799

	Shares
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(i)(j)(k)	233,263,124	233,379,755
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(i)(j)	100,000	100,000
Total Short-Term Securities — 6.6% (Cost: $233,369,786)		233,479,755
Total Investments Before TBA Sale Commitments — 107.6% (Cost: $3,966,523,679)		3,794,390,554

Par (000)
TBA Sale Commitments(g)
Mortgage-Backed Securities — (1.0)%
Ginnie Mae Mortgage-Backed Securities
3.50%, 10/20/55	$(2,000)	(1,823,232)
4.00%, 10/20/55	(2,000)	(1,880,198)
4.50%, 10/20/55	(350)	(339,361)
5.50%, 10/15/54	(650)	(654,837)
6.00%, 10/15/54	(3,450)	(3,508,697)
6.50%, 10/15/54	(1,751)	(1,798,184)
TBA, 5.00%, 10/15/54	(1,666)	(1,657,035)
Uniform Mortgage-Backed Securities
2.00%, 10/14/55	(5,000)	(4,028,822)
2.50%, 10/16/40 - 10/14/55	(7,000)	(6,190,364)
3.00%, 10/14/55	(3,000)	(2,634,603)

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.50%, 10/15/54	$(2,419)	$ (2,438,928)
6.00%, 10/15/54	(3,675)	(3,754,335)
6.50%, 10/15/54	(3,500)	(3,616,843)
Total TBA Sale Commitments — (1.0)% (Proceeds: $(34,365,849))		(34,325,439)
Total Investments, Net of TBA Sale Commitments — 106.6% (Cost: $3,932,157,830)		3,760,065,115
Liabilities in Excess of Other Assets — (6.6)%		(233,468,441)
Net Assets — 100.0%		$ 3,526,596,674

(a)	When-issued security.
(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 274,215,392	$ —	$ (40,832,852)(a)	$ 11,220	$ (14,005)	$ 233,379,755	233,263,124	$ 299,708 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	3,189	—
				$ 11,220	$ (14,005)	$ 233,479,755		$ 302,897	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 14,311,588	$ —	$ 14,311,588
Corporate Bonds	—	867,177,591	—	867,177,591
Foreign Agency Obligations	—	90,345,892	—	90,345,892
Municipal Bonds	—	15,758,902	—	15,758,902
Non-Agency Mortgage-Backed Securities	—	25,094,363	—	25,094,363
Preferred Securities
Capital Trusts	—	1,837,496	—	1,837,496
U.S. Government Sponsored Agency Securities	—	935,310,590	—	935,310,590
U.S. Treasury Obligations	—	1,611,074,377	—	1,611,074,377
Short-Term Securities
Money Market Funds	233,479,755	—	—	233,479,755
Liabilities
Investments
TBA Sale Commitments	—	(34,325,439)	—	(34,325,439)
	$233,479,755	$3,526,585,360	$—	$3,760,065,115

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MSCI	Morgan Stanley Capital International
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced